UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04707

Fidelity Advisor Series II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Series Investment Grade Securitized Fund Fidelity® Series Investment Grade Securitized Fund : FHPFX

This annual shareholder report contains information about Fidelity® Series Investment Grade Securitized Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Securitized Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an underweight in Fannie Mae mortgage-backed securities with a coupon of 2.5% detracted from the fund's performance versus the benchmark Bloomberg U.S. Securitized Index for the fiscal year.
•A modest overweight in MBS made up of 15-year mortgages also hurt relative performance.
•In contrast, an overweight in non-government agency securities, including commercial mortgage-backed securities, auto asset-backed securities and residential mortgage-backed securities, contributed to performance versus the benchmark.
•An overweight in Fannie Mae MBS with a coupon of 6% also helped for the 12 months.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Investment Grade Securitized Fund	3.72%	-0.05%	1.79%
Bloomberg U.S. Securitized Index	3.52%	-0.30%	1.46%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.82%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$803,182,797
Number of Holdings	1,263
Total Advisory Fee	$0
Portfolio Turnover	720%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 93.3
AAA - 11.1
AA - 0.3
A - 0.0
CCC,CC,C - 0.1
Not Rated - 14.7
Short-Term Investments and Net Other Assets (Liabilities) - (19.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 90.9
CMOs and Other Mortgage Related Securities - 19.1
Asset-Backed Securities - 6.7
U.S. Treasury Obligations - 2.4
Options - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - (19.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	28.4
Ginnie Mae II Pool	23.6
Freddie Mac Gold Pool	19.7
Uniform Mortgage Backed Securities	12.3
Freddie Mac Multifamily Structured pass-thru certificates	5.7
Ginnie Mae I Pool	3.1
Fannie Mae Guaranteed REMIC	2.9
Freddie Mac Non Gold Pool	2.3
Fannie Mae	2.2
US Treasury Bonds	1.6
101.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913660.101    3223-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity® Mortgage Securities Fund : FMSFX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mortgage Securities Fund	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Mortgage Securities Fund	3.16%	-0.53%	1.30%
Bloomberg U.S. MBS Index	3.36%	-0.41%	1.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 102.8
AAA - 9.1
AA - 0.1
A - 0.0
BBB - 0.1
Not Rated - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.4
CMOs and Other Mortgage Related Securities - 15.6
Asset-Backed Securities - 5.6
U.S. Treasury Obligations - 4.4
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.1
Freddie Mac Gold Pool	23.0
Uniform Mortgage Backed Securities	13.8
Fannie Mae Guaranteed REMIC	3.9
Ginnie Mae I Pool	3.8
Freddie Mac Multifamily Structured pass-thru certificates	3.2
US Treasury Notes	2.8
US Treasury Bonds	1.6
Freddie Mac Non Gold Pool	1.4
110.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913596.101    40-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class Z : FIKUX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	3.25%	-0.44%	1.47%
Bloomberg U.S. MBS Index	3.36%	-0.41%	1.43%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.93%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 102.8
AAA - 9.1
AA - 0.1
A - 0.0
BBB - 0.1
Not Rated - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.4
CMOs and Other Mortgage Related Securities - 15.6
Asset-Backed Securities - 5.6
U.S. Treasury Obligations - 4.4
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.1
Freddie Mac Gold Pool	23.0
Uniform Mortgage Backed Securities	13.8
Fannie Mae Guaranteed REMIC	3.9
Ginnie Mae I Pool	3.8
Freddie Mac Multifamily Structured pass-thru certificates	3.2
US Treasury Notes	2.8
US Treasury Bonds	1.6
Freddie Mac Non Gold Pool	1.4
110.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913595.101    3253-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class M : FMSAX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 82	0.81%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-1.33%	-1.69%	0.52%
Class M (without 4.00% sales charge)	2.78%	-0.88%	0.93%
Bloomberg U.S. MBS Index	3.36%	-0.41%	1.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 102.8
AAA - 9.1
AA - 0.1
A - 0.0
BBB - 0.1
Not Rated - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.4
CMOs and Other Mortgage Related Securities - 15.6
Asset-Backed Securities - 5.6
U.S. Treasury Obligations - 4.4
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.1
Freddie Mac Gold Pool	23.0
Uniform Mortgage Backed Securities	13.8
Fannie Mae Guaranteed REMIC	3.9
Ginnie Mae I Pool	3.8
Freddie Mac Multifamily Structured pass-thru certificates	3.2
US Treasury Notes	2.8
US Treasury Bonds	1.6
Freddie Mac Non Gold Pool	1.4
110.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913593.101    239-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class I : FMSCX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 61	0.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	3.00%	-0.60%	1.23%
Bloomberg U.S. MBS Index	3.36%	-0.41%	1.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 102.8
AAA - 9.1
AA - 0.1
A - 0.0
BBB - 0.1
Not Rated - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.4
CMOs and Other Mortgage Related Securities - 15.6
Asset-Backed Securities - 5.6
U.S. Treasury Obligations - 4.4
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.1
Freddie Mac Gold Pool	23.0
Uniform Mortgage Backed Securities	13.8
Fannie Mae Guaranteed REMIC	3.9
Ginnie Mae I Pool	3.8
Freddie Mac Multifamily Structured pass-thru certificates	3.2
US Treasury Notes	2.8
US Treasury Bonds	1.6
Freddie Mac Non Gold Pool	1.4
110.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913594.101    240-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class C : FOMCX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 162	1.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	0.88%	-1.67%	0.32%
Class C	1.87%	-1.67%	0.32%
Bloomberg U.S. MBS Index	3.36%	-0.41%	1.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 102.8
AAA - 9.1
AA - 0.1
A - 0.0
BBB - 0.1
Not Rated - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.4
CMOs and Other Mortgage Related Securities - 15.6
Asset-Backed Securities - 5.6
U.S. Treasury Obligations - 4.4
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.1
Freddie Mac Gold Pool	23.0
Uniform Mortgage Backed Securities	13.8
Fannie Mae Guaranteed REMIC	3.9
Ginnie Mae I Pool	3.8
Freddie Mac Multifamily Structured pass-thru certificates	3.2
US Treasury Notes	2.8
US Treasury Bonds	1.6
Freddie Mac Non Gold Pool	1.4
110.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913597.101    5635-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Mortgage Securities Fund Fidelity Advisor® Mortgage Securities Fund Class A : FMGAX

This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.81%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's positioning in MBS made up of 15-year mortgages detracted versus the benchmark Bloomberg U.S. MBS Index for the fiscal year.
•An underweight in MBS with a 2.5% coupon also hurt, as did trading in options contracts used to manage the fund's exposure to interest-rate volatility.
•In contrast, the fund's exposure to non-agency commercial mortgage-backed securities contributed to performance versus the benchmark.
•Exposure to residential mortgage-backed securities also boosted relative performance, as did a non-benchmark position in asset-backed securities.
•The use of interest-rate swaps helped for the 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-1.33%	-1.69%	0.52%
Class A (without 4.00% sales charge)	2.78%	-0.89%	0.93%
Bloomberg U.S. MBS Index	3.36%	-0.41%	1.34%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$670,938,532
Number of Holdings	1,605
Total Advisory Fee	$1,732,583
Portfolio Turnover	652%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 102.8
AAA - 9.1
AA - 0.1
A - 0.0
BBB - 0.1
Not Rated - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 98.4
CMOs and Other Mortgage Related Securities - 15.6
Asset-Backed Securities - 5.6
U.S. Treasury Obligations - 4.4
Options - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - (24.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	31.5
Ginnie Mae II Pool	25.1
Freddie Mac Gold Pool	23.0
Uniform Mortgage Backed Securities	13.8
Fannie Mae Guaranteed REMIC	3.9
Ginnie Mae I Pool	3.8
Freddie Mac Multifamily Structured pass-thru certificates	3.2
US Treasury Notes	2.8
US Treasury Bonds	1.6
Freddie Mac Non Gold Pool	1.4
110.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913592.101    237-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity® Limited Term Bond Fund : FJRLX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond Fund	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Limited Term Bond Fund	5.56%	1.88%	2.45%
Fidelity Limited Term Composite Index℠	5.49%	1.84%	2.49%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	4.79%	1.33%	2.01%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.8
AAA - 8.2
AA - 1.7
A - 24.6
BBB - 35.3
BB - 5.6
B - 3.2
CCC,CC,C - 0.9
Not Rated - 4.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.4
U.S. Treasury Obligations - 14.7
Asset-Backed Securities - 10.2
CMOs and Other Mortgage Related Securities - 5.2
Bank Loan Obligations - 1.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.2
U.S. Government Agency - Mortgage Securities - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
United Kingdom - 5.1
Grand Cayman (UK Overseas Ter) - 3.9
Germany - 2.9
Canada - 2.3
Japan - 2.2
France - 1.8
Ireland - 1.7
Netherlands - 1.5
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.7
JPMorgan Chase & Co	2.4
Bank of America Corp	1.9
Citigroup Inc	1.4
Wells Fargo & Co	1.3
HSBC Holdings PLC	1.3
Goldman Sachs Group Inc/The	1.3
Morgan Stanley	1.3
Deutsche Bank AG/New York NY	1.2
General Motors Financial Co Inc	1.1
27.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913605.101    2622-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class Z : FIKRX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.62%	1.95%	3.01%
Fidelity Limited Term Composite Index℠	5.49%	1.84%	2.98%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	4.79%	1.33%	2.52%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.93%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.8
AAA - 8.2
AA - 1.7
A - 24.6
BBB - 35.3
BB - 5.6
B - 3.2
CCC,CC,C - 0.9
Not Rated - 4.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.4
U.S. Treasury Obligations - 14.7
Asset-Backed Securities - 10.2
CMOs and Other Mortgage Related Securities - 5.2
Bank Loan Obligations - 1.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.2
U.S. Government Agency - Mortgage Securities - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
United Kingdom - 5.1
Grand Cayman (UK Overseas Ter) - 3.9
Germany - 2.9
Canada - 2.3
Japan - 2.2
France - 1.8
Ireland - 1.7
Netherlands - 1.5
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.7
JPMorgan Chase & Co	2.4
Bank of America Corp	1.9
Citigroup Inc	1.4
Wells Fargo & Co	1.3
HSBC Holdings PLC	1.3
Goldman Sachs Group Inc/The	1.3
Morgan Stanley	1.3
Deutsche Bank AG/New York NY	1.2
General Motors Financial Co Inc	1.1
27.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913607.101    3252-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class M : FTBRX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 62	0.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 2.75% sales charge)	2.36%	1.00%	1.86%
Class M (without 2.75% sales charge)	5.25%	1.57%	2.14%
Fidelity Limited Term Composite Index℠	5.49%	1.84%	2.49%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	4.79%	1.33%	2.01%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.8
AAA - 8.2
AA - 1.7
A - 24.6
BBB - 35.3
BB - 5.6
B - 3.2
CCC,CC,C - 0.9
Not Rated - 4.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.4
U.S. Treasury Obligations - 14.7
Asset-Backed Securities - 10.2
CMOs and Other Mortgage Related Securities - 5.2
Bank Loan Obligations - 1.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.2
U.S. Government Agency - Mortgage Securities - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
United Kingdom - 5.1
Grand Cayman (UK Overseas Ter) - 3.9
Germany - 2.9
Canada - 2.3
Japan - 2.2
France - 1.8
Ireland - 1.7
Netherlands - 1.5
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.7
JPMorgan Chase & Co	2.4
Bank of America Corp	1.9
Citigroup Inc	1.4
Wells Fargo & Co	1.3
HSBC Holdings PLC	1.3
Goldman Sachs Group Inc/The	1.3
Morgan Stanley	1.3
Deutsche Bank AG/New York NY	1.2
General Motors Financial Co Inc	1.1
27.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913606.101    287-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class I : EFIPX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.56%	1.85%	2.42%
Fidelity Limited Term Composite Index℠	5.49%	1.84%	2.49%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	4.79%	1.33%	2.01%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.8
AAA - 8.2
AA - 1.7
A - 24.6
BBB - 35.3
BB - 5.6
B - 3.2
CCC,CC,C - 0.9
Not Rated - 4.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.4
U.S. Treasury Obligations - 14.7
Asset-Backed Securities - 10.2
CMOs and Other Mortgage Related Securities - 5.2
Bank Loan Obligations - 1.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.2
U.S. Government Agency - Mortgage Securities - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
United Kingdom - 5.1
Grand Cayman (UK Overseas Ter) - 3.9
Germany - 2.9
Canada - 2.3
Japan - 2.2
France - 1.8
Ireland - 1.7
Netherlands - 1.5
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.7
JPMorgan Chase & Co	2.4
Bank of America Corp	1.9
Citigroup Inc	1.4
Wells Fargo & Co	1.3
HSBC Holdings PLC	1.3
Goldman Sachs Group Inc/The	1.3
Morgan Stanley	1.3
Deutsche Bank AG/New York NY	1.2
General Motors Financial Co Inc	1.1
27.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913609.101    87-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class C : FNBCX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.37%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.45%	0.79%	1.51%
Class C	4.45%	0.79%	1.51%
Fidelity Limited Term Composite Index℠	5.49%	1.84%	2.49%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	4.79%	1.33%	2.01%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.8
AAA - 8.2
AA - 1.7
A - 24.6
BBB - 35.3
BB - 5.6
B - 3.2
CCC,CC,C - 0.9
Not Rated - 4.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.4
U.S. Treasury Obligations - 14.7
Asset-Backed Securities - 10.2
CMOs and Other Mortgage Related Securities - 5.2
Bank Loan Obligations - 1.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.2
U.S. Government Agency - Mortgage Securities - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
United Kingdom - 5.1
Grand Cayman (UK Overseas Ter) - 3.9
Germany - 2.9
Canada - 2.3
Japan - 2.2
France - 1.8
Ireland - 1.7
Netherlands - 1.5
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.7
JPMorgan Chase & Co	2.4
Bank of America Corp	1.9
Citigroup Inc	1.4
Wells Fargo & Co	1.3
HSBC Holdings PLC	1.3
Goldman Sachs Group Inc/The	1.3
Morgan Stanley	1.3
Deutsche Bank AG/New York NY	1.2
General Motors Financial Co Inc	1.1
27.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913608.101    524-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity Advisor® Limited Term Bond Fund Fidelity Advisor® Limited Term Bond Fund Class A : FDIAX

This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	0.60%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 69% of fund assets, down from roughly 72% a year ago but still notably overweight versus the 1-5 year benchmark average of approximately 25%, though roughly equal with the average of the Composite index.
•Exposure to U.S. Treasurys stood at roughly 15% as of August 31, compared with an average of 68% for the Bloomberg benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 2.75% sales charge)	2.36%	1.00%	1.86%
Class A (without 2.75% sales charge)	5.25%	1.57%	2.14%
Fidelity Limited Term Composite Index℠	5.49%	1.84%	2.49%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	4.79%	1.33%	2.01%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,574,138,860
Number of Holdings	1,018
Total Advisory Fee	$4,524,071
Portfolio Turnover	57%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.8
AAA - 8.2
AA - 1.7
A - 24.6
BBB - 35.3
BB - 5.6
B - 3.2
CCC,CC,C - 0.9
Not Rated - 4.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.4
U.S. Treasury Obligations - 14.7
Asset-Backed Securities - 10.2
CMOs and Other Mortgage Related Securities - 5.2
Bank Loan Obligations - 1.6
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.2
U.S. Government Agency - Mortgage Securities - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.4
United Kingdom - 5.1
Grand Cayman (UK Overseas Ter) - 3.9
Germany - 2.9
Canada - 2.3
Japan - 2.2
France - 1.8
Ireland - 1.7
Netherlands - 1.5
Others - 4.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.7
JPMorgan Chase & Co	2.4
Bank of America Corp	1.9
Citigroup Inc	1.4
Wells Fargo & Co	1.3
HSBC Holdings PLC	1.3
Goldman Sachs Group Inc/The	1.3
Morgan Stanley	1.3
Deutsche Bank AG/New York NY	1.2
General Motors Financial Co Inc	1.1
27.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913604.101    261-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Limited Term Securitized Completion Fund Fidelity® Limited Term Securitized Completion Fund : FLTGX

This annual shareholder report contains information about Fidelity® Limited Term Securitized Completion Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Securitized Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an underweight to MBS made up of 15-year mortgages detracted from the fund's performance versus the Fidelity Limited Term Securitized Completion Fund Composite Blended Index for the fiscal year.
•An underweight in auto and consumer asset-backed securities also hurt relative performance.
•In contrast, an overweight in government agency commercial mortgage-backed securities contributed to performance versus the Composite index.
•An overweight in agency collateralized mortgage obligation floaters also helped for the 12 months.
•Lastly, the use of interest-rate swaps contributed to relative performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 30, 2024 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Limited Term Securitized Completion Fund	5.44%	6.94%
Fidelity Limited Term Securitized Completion Fund Composite Blended Index	5.36%	6.87%
Bloomberg US Fixed Rate Asset-Backed Securities Index	5.01%	6.59%
Bloomberg U.S. Aggregate Bond Index	3.14%	6.69%
A   From May 30, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$90,392,050
Number of Holdings	329
Total Advisory Fee	$0
Portfolio Turnover	323%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 28.2
AAA - 44.1
AA - 5.0
A - 1.3
Not Rated - 17.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Asset-Backed Securities - 37.7
CMOs and Other Mortgage Related Securities - 30.1
U.S. Government Agency - Mortgage Securities - 15.9
U.S. Treasury Obligations - 12.3
Options - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.1
Canada - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.4
Fannie Mae Mortgage pass-thru certificates	5.3
Freddie Mac Gold Pool	4.4
Uniform Mortgage Backed Securities	4.0
Freddie Mac Multifamily Structured pass-thru certificates	2.8
BHG	2.6
Ginnie Mae II Pool	2.5
OCCU Auto Receivables Trust	2.5
Ford Cr Floorplan Mast Own Tr	2.1
Fordr	1.9
39.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917139.101    7612-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Investment Grade Securitized Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$83,600	$-	$11,100	$1,300

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Investment Grade Securitized Fund	$80,000	$-	$11,300	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Limited Term Bond Fund, Fidelity Advisor Mortgage Securities Fund, and Fidelity Limited Term Securitized Completion Fund (the “Funds”):

Services Billed by PwC

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$95,800	$6,400	$11,700	$2,600
Fidelity Advisor Mortgage Securities Fund	$97,100	$6,600	$14,500	$2,700
Fidelity Limited Term Securitized Completion Fund	$68,300	$4,500	$11,700	$1,900

August 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$92,200	$7,600	$11,400	$3,200
Fidelity Advisor Mortgage Securities Fund	$96,000	$7,900	$16,700	$3,400
Fidelity Limited Term Securitized Completion Fund	$58,200	$900	$11,400	$400

A Amounts may reflect rounding.
B Fidelity Limited Term Securitized Completion Fund commenced operations on May 30, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	August 31, 2025A	August 31, 2024A,B
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Limited Term Securitized Completion Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A	August 31, 2024A,B
Deloitte Entities	$3,444,600	$4,961,700
PwC	$14,700,200	$15,071,300

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Limited Term Securitized Completion Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Investment Grade Securitized Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Investment Grade Securitized Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	78,909	79,957
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	182,809	185,067
TOTAL CANADA		265,024
UNITED STATES - 6.7%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	49,849	50,222
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	400,000	402,041
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	520,999	521,648
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (b)	1,100,000	1,105,952
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	245,128	246,597
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	780,000	787,412
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	78,894	79,481
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	160,000	160,276
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	315,000	315,806
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	205,000	207,663
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (b)	595,000	609,442
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	723,945	730,938
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	98,000	98,888
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	660,000	660,945
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	500,000	503,259
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	225,707	228,650
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	187,000	189,604
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	300,000	302,554
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,010,000	1,013,797
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	33,000	33,105
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	67,000	67,719
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	145,000	145,601
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	6,323	6,314
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	239,000	241,183
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	304,000	306,436
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	400,000	403,882
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	1,450,000	1,478,700
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	27	27
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	102,000	103,182
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (b)	500,000	504,217
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	383,580	384,998
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	82,000	83,948
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	208,907	212,022
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	361,000	364,071
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	145,004	145,724
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	171,000	174,194
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	73,141	73,357
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	70,000	70,586
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	60,000	60,322
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	2,750,000	2,738,754
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	2,589,000	2,600,952
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	2,500,000	2,545,576
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	33,854	33,895
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	704,000	723,833
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,126,000	1,135,586
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	500,000	501,118
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (b)	500,000	502,907
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	731,252	733,318
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	400,000	402,876
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	453,000	456,394
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (b)	1,300,000	1,306,980
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	1,200,000	1,204,256
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	268,000	270,529
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	900,000	900,611
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	4,746	4,749
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	290,000	293,413
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	1,001,015
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	438,869	441,861
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	219,513	221,200
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	91,538	91,595
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	600,000	603,583
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	495,000	495,592
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	703,560	715,388
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	265,000	266,630
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	140,000	140,951
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)	580,505	579,316
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)	429,068	422,421
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	186,707	186,875
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(c)	352,212	352,999
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	548,106	549,609
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	700,000	704,540
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	258,000	259,936
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	232,000	232,488
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	1,296,557	1,299,732
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	147,000	148,619
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	570,000	570,360
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2, 4.63% 7/20/2027 (b)	3,650,586	3,662,544
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	783,333	730,689
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (b)	600,000	612,310
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	1,800,000	1,772,256
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	2,100,000	2,117,999
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	1,900,000	1,916,473
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	230,000	230,920
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	500,000	500,608
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	437,585	444,215
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	599,455	607,353
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	979,194	990,331
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	360,247	363,061
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (b)	185,584	192,488
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	161,914	162,224
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	106,688	107,297
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	786,189	786,448
TOTAL UNITED STATES		53,912,436
TOTAL ASSET-BACKED SECURITIES (Cost $53,605,030)		54,177,460

Collateralized Mortgage Obligations - 9.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.4%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	99,422	99,507
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,092,304	965,853
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	256,230	239,299
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(f)	561,746	564,953
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	850,885	783,433
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	131,973	129,816
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	70,276	69,901
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(c)	676,367	681,849
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	64,906	60,274
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	3,021,450	2,623,231
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	539,042	491,343
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	265,871	222,611
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	282,544	236,571
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	243,745	210,012
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	105,028	87,506
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	232,770	206,515
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	693,937	608,654
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	457,620	407,459
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,046,352	920,589
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	370,709	323,311
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	220,446	203,200
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	268,487	249,849
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	249,187	234,165
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	228,248	210,649
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	560,845	536,587
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	130,831	120,312
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	629,979	562,699
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,749,825	1,546,470
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	266,774	234,559
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	188,795	185,567
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	735,852	657,587
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 8/25/2052 (c)(d)	878,179	864,267
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 9/25/2052 (c)(d)	1,839,034	1,809,901
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (c)(d)	603,312	595,409
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (c)(d)	2,161,578	2,127,285
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	311,846	287,555
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	661,862	598,581
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	317,672	298,003
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (c)(d)	636,079	641,260
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (c)(d)	1,141,386	1,151,152
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (c)(d)	273,791	276,034
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (c)(d)	339,427	341,641
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (c)(d)	2,061,976	2,064,492
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 12/25/2054 (c)(d)	314,629	314,825
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	446,508	422,992
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (c)(d)	947,150	948,905
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.9484% 8/25/2054 (c)(d)	1,133,493	1,141,649
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (c)(d)	467,292	467,815
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (c)(d)	726,345	729,275
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (c)(d)	737,403	740,084
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (c)(d)	1,017,303	1,020,235
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (c)(d)	408,397	408,865
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	619,349	616,239
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	193,222	178,147
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	189,608	168,345
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	212,432	187,068
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	193,498	171,974
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	305,556	262,985
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	191,573	180,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	909,373	767,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	139,925	126,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	1,252,486	1,050,475
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	948,091	801,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	389,834	301,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	185,900	157,869
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	242,258	208,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	240,064	203,998
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	192,210	168,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,350,305	1,184,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	265,388	239,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,787,950	1,590,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	184,904	162,179
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	200,104	175,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	165,390	148,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	167,811	147,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	311,804	269,174
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,259,724	1,125,508
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	167,812	147,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	125,465	113,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	592,535	537,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	3,383,730	3,135,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	120,886	110,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	134,669	121,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	274,575	247,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	455,966	421,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	455,966	421,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	354,962	333,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	857,436	813,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	277,977	280,247
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	156,718	156,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (c)(d)	2,398,636	2,396,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 10/25/2053 (c)(d)	820,451	828,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (c)(d)	1,742,043	1,746,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 10/25/2054 (c)(d)	232,521	232,304
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (c)(d)	2,412,193	2,414,904
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (c)(d)	364,022	363,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (c)(d)	721,861	723,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (c)(d)	570,446	571,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6984% 3/25/2055 (c)(d)	1,570,436	1,572,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (c)(d)	2,036,216	2,031,699
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	32,179	31,330
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	17,084	15,812
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	105,062	93,754
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.9049% 2/20/2049 (c)(d)	75,708	74,522
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	602,579	588,855
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (b)(f)	180,019	176,357
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(c)	581,758	586,175
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	690,587	652,778
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(c)	265,720	251,360
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(c)	889,667	895,682
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	37,392	35,257
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	991,388	927,459
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	343,146	323,438
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(f)	395,516	396,324
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(f)	1,083,391	1,090,878
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	16,275	16,144
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	33,542	33,000
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	400,050	388,768
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	228,424	228,629
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(f)	684,806	665,204
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	562,366	537,704
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(c)	472,655	474,268
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	618,087	607,958
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	220,099	216,399
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(c)	87,105	85,397
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(c)	337,829	332,177
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	527,080	512,921
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	170,413	160,100
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (b)(c)	1,453,973	1,373,312
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (b)	335,657	318,804
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(c)	681,785	685,325
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (b)(f)	791,869	797,998
TOTAL UNITED STATES		75,811,826
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,418,584)		75,811,826

Commercial Mortgage Securities - 9.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	1,741,000	1,748,617
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	77,082	73,995
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	600,000	590,967
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	226,622	222,908
BANK Series 2018-BN13 Class A5, 4.217% 8/15/2061	700,000	697,252
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	177,197	176,827
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	86,516	84,082
BANK Series 2020-BN25 Class XB, 0.5289% 1/15/2063 (c)(g)	2,000,000	36,279
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	827,247	796,435
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (c)(g)	2,989,632	120,519
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	400,000	409,300
BANK5 Series 2025-5YR16 Class XB, 0.5531% 8/15/2063 (c)(g)	4,000,000	76,878
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5057% 9/15/2056 (c)	246,000	265,258
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	191,072	189,518
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	152,614	151,431
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	229,000	222,737
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.2011% 8/15/2052 (c)(g)	868,242	23,401
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (c)(g)	8,873,232	181,274
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4938% 3/15/2053 (c)(g)	1,833,183	78,028
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.8531% 7/15/2053 (c)(g)	1,204,323	64,287
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	200,000	177,768
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	900,000	937,198
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4883% 8/15/2058 (c)(g)	9,000,000	145,260
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(c)(d)	531,000	525,399
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	470,618	471,501
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5027% 9/15/2054 (c)	500,000	518,447
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (c)	7,400,000	7,767,739
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	313,000	313,587
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	2,947,138	2,950,819
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(d)	267,352	267,436
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	554,343	555,729
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	56,047	55,696
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	475,000	474,704
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	134,093	134,093
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	258,479	258,964
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(d)	143,202	143,470
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,200,000	1,236,074
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	2,506,964	2,514,010
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	295,506	296,152
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)	201,000	201,251
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	638,388	639,984
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	2,034,067	2,031,525
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.7275% 11/15/2038 (b)(c)(d)	98,589	98,528
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	282,000	281,912
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)	65,937	65,917
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(h)	591,798	591,613
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	533,144	533,977
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(c)(d)	164,530	164,787
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	437,000	437,068
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	41,434	41,009
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	792,259	784,454
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(c)	464,000	469,968
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	16,222,000	120,330
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	439,884	432,974
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	694,202	679,932
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	107,397	106,773
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1594% 8/10/2056 (c)(g)	4,202,362	126,406
COMM Mortgage Trust Series 2016-COR1 Class ASB, 2.972% 10/10/2049	120,773	119,988
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	232,819	230,671
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	942,150	941,561
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5987% 11/15/2038 (b)(c)(d)	656,530	655,914
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	3,200,000	3,249,372
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,008,320	1,000,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	400,000	394,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	684,585	674,227
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	900,000	887,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	500,000	492,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	500,000	494,360
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	700,000	690,763
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	2,300,000	2,281,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	500,000	499,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,600,000	1,595,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	300,000	299,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	400,000	401,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	900,000	856,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	900,000	851,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	4,200,000	3,738,156
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	700,000	709,129
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	349,520	341,882
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 4.0061% 7/10/2046 (b)(c)	35,893	35,355
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	182,478
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,200,000	3,128,003
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	196,507
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	113,917	113,142
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	400,000	379,238
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	263,633	255,708
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	1,165,000	1,164,275
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (b)(c)	446,000	442,086
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	63,365	62,777
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	112,112	111,357
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	539,412	537,469
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	59,000	56,050
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (b)	670,000	599,657
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.157% 5/15/2039 (b)(c)(d)	400,000	373,700
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2784% 4/15/2038 (b)(c)(d)	118,581	118,581
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(c)(d)	491,000	491,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	63,048	62,762
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class ASB, 2.729% 9/15/2049	44,877	44,739
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	700,000	687,563
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	297,068	291,236
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	600,000	598,453
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	449,297	437,639
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 12/15/2036 (b)(c)(d)	1,000,000	757,528
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2876% 6/15/2054 (c)(g)	919,657	36,980
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(c)	1,436,326	1,416,174
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (b)	628,554	603,109
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	20,414	20,426
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(d)	600,000	600,751
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	1,827,836	1,827,264
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(c)(d)	189,578	189,519
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	528,000	528,000
UBS Commercial Mortgage Trust Series 2017-C3 Class ASB, 3.215% 8/15/2050	536,112	530,463
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	1,025,391	1,022,274
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(c)	1,600,000	29,623
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8976% 1/15/2059 (c)(d)	352,163	352,570
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0657% 8/15/2051 (c)(g)	850,118	15,129
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class XA, 0.9595% 12/15/2052 (c)(g)	5,380,087	162,345
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(c)(d)	845,000	842,822
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	638,000	638,988
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6537% 10/15/2041 (b)(c)(d)	1,100,000	1,103,917
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(d)	400,000	399,286
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(d)	900,000	899,378
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(c)	418,000	419,819
TOTAL UNITED STATES		77,934,904
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $77,732,263)		77,934,904

U.S. Government Agency - Mortgage Securities - 125.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 125.4%
Fannie Mae 2% 3/1/2052	1,844,154	1,476,737
Fannie Mae 2.5% 1/1/2052	746,886	625,151
Fannie Mae 2.5% 4/1/2052	414,596	349,353
Fannie Mae 2.5% 5/1/2052	971,153	816,203
Fannie Mae 2.5% 6/1/2052	1,472,074	1,247,782
Fannie Mae 3% 12/1/2051	7,495,605	6,570,988
Fannie Mae 3.5% 12/1/2036	189,918	185,450
Fannie Mae 3.5% 5/1/2036	147,422	144,103
Fannie Mae 5.5% 2/1/2055	5,335,390	5,420,529
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,012,309	909,639
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	999,846	896,253
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	113,431	94,930
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,035,235	785,707
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	86,231	65,554
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	610,820	548,870
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	581,766	522,763
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	315,247	283,274
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	22,525	20,241
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	15,623	14,038
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	109,678	91,940
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,866,912	1,548,437
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	632,504	568,354
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	15,819	14,215
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	111,495	93,384
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	34,750	31,172
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	32,547	29,195
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	115,686	96,736
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	836,593	634,945
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	43,588	39,099
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	42,664	38,270
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	16,189	14,522
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	118,189	98,758
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	44,706	40,102
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	44,276	39,716
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	23,541	21,116
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	47,685	42,744
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	46,430	41,649
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	156,543	120,229
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	33,319	29,866
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	47,946	42,978
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	49,629	44,487
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,636,036	1,514,477
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	799,286	640,541
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,412,297	1,948,271
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,743,007	1,396,831
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	64,569	51,725
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	298,362	275,074
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	39,698	34,573
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	827,048	712,101
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	173,484	149,579
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,595	15,171
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	621,594	504,745
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,875,781	1,516,131
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,396,519	1,130,505
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	580,351	469,804
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	3,251,143	2,603,407
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,049,884	1,783,025
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	795,200	685,302
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	420,717	362,775
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	337,830	291,255
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	172,657	148,801
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	364,134	293,179
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,847,514	1,495,593
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,165,050	941,671
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	135,777	108,853
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	49,386	39,979
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	33,927	27,465
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,974,688	1,818,711
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	124,081	108,197
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,821	12,883
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	409,270	352,195
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	390,024	312,928
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	16,672	13,507
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,365,363	1,911,844
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	906,538	721,109
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	540,473	435,833
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	373,129	302,054
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	347,213	280,641
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	314,266	254,010
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	70,258	68,732
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,803	13,716
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,669	13,379
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	862,396	688,220
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	718,053	581,052
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	659,244	528,107
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	53,746	43,458
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	23,220	18,776
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	146,004	126,646
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,241	13,839
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,156,144	936,640
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,002,201	808,479
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	665,817	538,990
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	597,369	483,207
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	461,754	373,653
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	266,121	214,931
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	262,078	211,174
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	209,568	168,208
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	197,552	159,921
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	52,149	42,167
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	35,964	29,079
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	46,941	41,071
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,630,693	1,305,804
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	821,466	664,733
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	23,479	19,021
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,066,894	1,655,100
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	1,158,706	1,072,975
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	34,279	29,969
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,337	15,002
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	249,856	231,370
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	402,515	349,468
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	400,255	345,926
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	261,288	225,386
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,846,501	2,285,610
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	413,725	334,012
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	299,263	240,295
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	155,880	125,749
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	72,561	58,694
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	33,258	26,684
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	380,573	352,415
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	507,142	437,732
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	402,857	347,947
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	50,137	43,269
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	107,125	86,157
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	262,798	226,539
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	144,907	139,898
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	26,502	23,943
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,826,024	1,550,085
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	218,479	183,347
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	152,744	129,280
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	123,619	104,629
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	85,740	71,979
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	84,175	71,245
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	142,456	137,584
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	8,984	8,684
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	55,283	51,021
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,893,815	1,582,183
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	286,905	241,129
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	118,828	99,758
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	93,355	90,161
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	9,042	8,592
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	611,385	544,462
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	400,659	357,187
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	281,901	252,128
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	93,853	83,890
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	92,116	82,433
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	83,769	74,947
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,153,229	1,798,911
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,811,648	1,528,823
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	692,959	582,396
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	260,144	251,061
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	2,131,789	2,058,801
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,211,917	1,017,795
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	556,751	469,834
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	111,528	105,769
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	79,173	76,492
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	212,895	190,593
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	88,254	74,697
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	17,944	16,207
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	121,230	109,299
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	42,270	35,882
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,279,409	1,076,876
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	683,777	577,029
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	143,119	138,220
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	440,225	406,591
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	89,326	79,636
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,591,798	1,354,239
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	723,734	608,261
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	203,837	171,951
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	8,994	8,709
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	3,606,667	3,414,793
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	71,422	64,385
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	139,496	125,393
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	109,599	98,513
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	49,643	44,275
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	19,535	17,440
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,939,040	3,338,870
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,879,406	2,440,686
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,453,382	1,231,938
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,418,562	1,190,897
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	903,313	763,422
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	840,188	705,346
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	755,257	631,686
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	388,912	326,495
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,813,783	1,532,892
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	431,554	388,850
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,708,925	1,448,545
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	111,418	99,969
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	845,175	714,287
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	12,422	12,019
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,652,675	1,386,921
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,329,247	1,115,501
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,284,918	1,078,300
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	82,801	69,176
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	522,300	466,141
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	36,183	30,229
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	121,084	116,898
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	15,008	14,517
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	478,043	418,775
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	244,268	216,198
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,564,407	2,256,090
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,528,904	1,342,218
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	241,890	212,051
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	11,578	11,276
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	58,892	57,653
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,699,451	1,499,375
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	94,907	83,170
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,202,622	1,055,777
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,166,040	1,032,407
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	735,705	646,562
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	606,874	531,824
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,675	15,605
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,869	14,894
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	296,378	289,581
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	41,622	40,662
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	73,234	70,702
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	20,938	20,233
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,091,661	1,853,255
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	880,005	771,177
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,246,818	3,709,683
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,538,647	1,348,367
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	322,046	283,025
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	264,891	232,216
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	247,092	216,921
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	101,499	99,573
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	136,448	132,927
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	40,520	39,688
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	719,627	635,806
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	199,716	176,079
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,371,851	1,201,341
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	747,822	654,873
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	597,348	523,102
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	20,459	19,969
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	18,997	18,519
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	59,817	56,681
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,003,349	886,479
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	519,180	459,517
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,987,959	1,724,719
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,591,305	1,395,010
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,192,761	1,051,592
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	354,907	310,795
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	27,649	26,756
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,033,959	913,524
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	42,700	37,673
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,024,713	904,714
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	34,525	30,438
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	836,688	733,740
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	707,535	614,287
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	117,199	114,880
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	19,420	18,609
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	79,902	76,238
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	996,748	878,467
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	331,629	292,275
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	684,206	601,944
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	123,542	120,407
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	11,639	11,134
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,153,910	1,014,455
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	440,430	387,478
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	810,093	795,123
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,857	9,606
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,078	7,871
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	251,833	246,057
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	246,268	228,460
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	62,359	57,402
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,530,806	1,441,657
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	296,556	269,853
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	74,038	67,533
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,662,090	2,456,284
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	228,881	212,331
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	37,210	34,252
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	80,576	74,750
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	120,480	111,693
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	690,853	629,293
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	65,091	59,291
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	279,571	274,574
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,372	8,850
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,521,048	1,431,184
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	154,908	141,008
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	89,307	82,738
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	36,730	34,028
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (j)	4,556,535	4,167,605
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	28,612	26,579
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	6,237	5,778
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	69,712	64,584
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	39,651	36,734
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	842,235	762,712
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	15,512	14,904
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,401,403	1,295,250
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	49,258	48,301
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	16,195	15,880
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	318,071	299,852
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	413,471	378,017
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	63,094	61,868
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	7,557	7,060
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	42,402	39,389
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	1,989,809	1,831,625
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,371,292	1,258,849
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	145,784	135,242
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	331,523	313,781
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	26,868	25,522
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	40,784	39,009
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	35,522	33,757
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	21,014	19,962
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	18,952	17,997
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	272,238	264,197
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	207,561	198,789
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,638,210	1,550,027
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,397,138	2,307,326
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	81,299	76,730
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	602,867	569,473
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,324,189	3,139,019
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,080,970	1,020,756
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	400,642	376,822
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	387,066	364,053
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	35,660	34,120
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	42,698	40,853
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	27,546	26,186
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,380	9,867
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	43,227	41,048
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	82,452	80,465
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	540,850	540,575
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	555,041	545,476
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	867,228	837,920
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,536,489	1,484,564
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,151,827	1,112,901
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	36,464	35,836
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	95,919	93,817
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	364,884	365,894
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	818,150	817,435
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049 (i)	1,011,045	986,672
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	304,219	303,553
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	567,831	557,514
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,048,596	1,047,494
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	828,421	826,774
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	273,413	271,332
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	72,903	72,266
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	668,156	668,916
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	651,757	651,072
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	410,218	409,146
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	419,331	418,759
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	238,667	239,013
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	302,826	305,820
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	85,093	84,286
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	294,075	290,391
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	65,694	65,030
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	34,728	35,093
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	21,006	21,227
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	15,521	15,684
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	685,250	696,292
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,441,568	1,470,202
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,161,490	1,171,131
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	285,784	290,121
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	3,731,351	3,766,990
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	636,597	647,849
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	322,355	328,053
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	132,383	135,054
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,088,794	1,098,512
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	649,799	661,081
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	652,973	662,883
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	1,089,406	1,097,768
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	453,319	462,466
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	464,310	474,549
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	283,886	286,420
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	513,392	521,664
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	671,580	677,155
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,029,134	1,069,093
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,441,036	1,481,749
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,254,339	1,300,298
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	469,819	488,207
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	180,004	187,162
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,299,085	1,345,566
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	563,227	577,176
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	2,733,046	2,835,960
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,736,100	1,778,009
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	846,150	875,831
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	619,858	641,214
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,795,850	1,839,201
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,356,359	3,458,358
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,188,164	1,231,698
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,034,545	1,059,519
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	2,295,812	2,356,613
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,908,476	1,953,950
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	378,611	390,235
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,169,216	2,220,903
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	845,244	878,591
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	2,721,123	2,850,657
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	280,261	295,310
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	777,608	814,686
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	658,964	684,567
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,151,581	1,213,418
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	574,646	596,748
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	713,007	740,431
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	176,717	186,082
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	567,701	595,124
Freddie Mac Gold Pool 1.5% 1/1/2036	555,077	498,780
Freddie Mac Gold Pool 1.5% 1/1/2051	1,026,281	778,911
Freddie Mac Gold Pool 1.5% 11/1/2035	420,845	378,162
Freddie Mac Gold Pool 1.5% 11/1/2035	55,443	49,820
Freddie Mac Gold Pool 1.5% 11/1/2050	76,470	58,659
Freddie Mac Gold Pool 1.5% 12/1/2035	610,376	548,471
Freddie Mac Gold Pool 1.5% 12/1/2040	68,430	57,314
Freddie Mac Gold Pool 1.5% 12/1/2050	52,129	39,987
Freddie Mac Gold Pool 1.5% 12/1/2050	7,345	5,641
Freddie Mac Gold Pool 1.5% 2/1/2036	41,287	37,035
Freddie Mac Gold Pool 1.5% 2/1/2041	116,859	97,708
Freddie Mac Gold Pool 1.5% 2/1/2051	1,042,587	791,287
Freddie Mac Gold Pool 1.5% 3/1/2036	26,455	23,731
Freddie Mac Gold Pool 1.5% 3/1/2041	118,428	99,026
Freddie Mac Gold Pool 1.5% 3/1/2051	1,088,795	826,357
Freddie Mac Gold Pool 1.5% 3/1/2051	948,546	721,395
Freddie Mac Gold Pool 1.5% 3/1/2051	16,524	12,691
Freddie Mac Gold Pool 1.5% 4/1/2036	44,885	40,263
Freddie Mac Gold Pool 1.5% 4/1/2041	598,217	499,949
Freddie Mac Gold Pool 1.5% 4/1/2041	119,795	100,005
Freddie Mac Gold Pool 1.5% 4/1/2051	6,810,334	5,168,802
Freddie Mac Gold Pool 1.5% 4/1/2051	5,141,239	3,902,018
Freddie Mac Gold Pool 1.5% 5/1/2036	45,936	41,205
Freddie Mac Gold Pool 1.5% 6/1/2036	46,748	41,934
Freddie Mac Gold Pool 1.5% 6/1/2051	40,677	31,241
Freddie Mac Gold Pool 1.5% 7/1/2035	209,996	189,485
Freddie Mac Gold Pool 1.5% 7/1/2036	39,558	35,460
Freddie Mac Gold Pool 1.5% 8/1/2035	339,645	306,471
Freddie Mac Gold Pool 1.5% 8/1/2036	28,722	25,746
Freddie Mac Gold Pool 2% 1/1/2052	197,024	159,248
Freddie Mac Gold Pool 2% 1/1/2052	115,939	93,891
Freddie Mac Gold Pool 2% 1/1/2052	41,386	33,503
Freddie Mac Gold Pool 2% 10/1/2041	17,946	15,475
Freddie Mac Gold Pool 2% 10/1/2051	1,860,491	1,500,285
Freddie Mac Gold Pool 2% 10/1/2051	275,436	222,626
Freddie Mac Gold Pool 2% 10/1/2051	258,624	209,360
Freddie Mac Gold Pool 2% 10/1/2051	97,257	78,609
Freddie Mac Gold Pool 2% 11/1/2041	314,952	271,281
Freddie Mac Gold Pool 2% 11/1/2041	233,016	200,830
Freddie Mac Gold Pool 2% 11/1/2050	1,750,180	1,404,220
Freddie Mac Gold Pool 2% 11/1/2050	16,146	13,080
Freddie Mac Gold Pool 2% 11/1/2051	1,700,449	1,371,228
Freddie Mac Gold Pool 2% 11/1/2051	1,638,923	1,309,834
Freddie Mac Gold Pool 2% 11/1/2051	922,572	741,071
Freddie Mac Gold Pool 2% 11/1/2051	351,131	283,807
Freddie Mac Gold Pool 2% 11/1/2051	245,071	196,474
Freddie Mac Gold Pool 2% 11/1/2051	139,514	112,764
Freddie Mac Gold Pool 2% 11/1/2051	83,471	67,467
Freddie Mac Gold Pool 2% 12/1/2051	966,980	781,578
Freddie Mac Gold Pool 2% 12/1/2051	233,995	189,130
Freddie Mac Gold Pool 2% 12/1/2051	190,277	151,773
Freddie Mac Gold Pool 2% 12/1/2051	111,945	90,412
Freddie Mac Gold Pool 2% 12/1/2051	109,822	88,491
Freddie Mac Gold Pool 2% 12/1/2051	108,206	86,851
Freddie Mac Gold Pool 2% 12/1/2051	51,892	41,602
Freddie Mac Gold Pool 2% 12/1/2051	20,835	16,867
Freddie Mac Gold Pool 2% 12/1/2051	18,803	15,221
Freddie Mac Gold Pool 2% 2/1/2041	188,155	163,200
Freddie Mac Gold Pool 2% 2/1/2051	1,766,345	1,431,542
Freddie Mac Gold Pool 2% 2/1/2052	2,483,362	2,005,667
Freddie Mac Gold Pool 2% 2/1/2052	2,473,361	1,992,951
Freddie Mac Gold Pool 2% 2/1/2052	518,527	418,784
Freddie Mac Gold Pool 2% 2/1/2052	290,155	231,893
Freddie Mac Gold Pool 2% 2/1/2052	201,054	162,756
Freddie Mac Gold Pool 2% 3/1/2041	111,109	96,885
Freddie Mac Gold Pool 2% 3/1/2051	462,571	371,424
Freddie Mac Gold Pool 2% 3/1/2052	660,107	530,242
Freddie Mac Gold Pool 2% 3/1/2052	145,834	116,324
Freddie Mac Gold Pool 2% 4/1/2041	16,716	14,480
Freddie Mac Gold Pool 2% 4/1/2052	642,249	518,707
Freddie Mac Gold Pool 2% 5/1/2041	171,491	148,488
Freddie Mac Gold Pool 2% 5/1/2051	5,941,873	4,813,758
Freddie Mac Gold Pool 2% 5/1/2051	191,056	153,290
Freddie Mac Gold Pool 2% 5/1/2051	150,926	122,130
Freddie Mac Gold Pool 2% 5/1/2051	79,642	63,899
Freddie Mac Gold Pool 2% 6/1/2041	291,525	252,231
Freddie Mac Gold Pool 2% 6/1/2050	1,345,611	1,089,295
Freddie Mac Gold Pool 2% 7/1/2041	1,473,767	1,280,800
Freddie Mac Gold Pool 2% 7/1/2041	17,236	14,901
Freddie Mac Gold Pool 2% 7/1/2051	89,237	72,183
Freddie Mac Gold Pool 2% 8/1/2051	151,643	121,668
Freddie Mac Gold Pool 2% 9/1/2050	3,913,448	3,142,319
Freddie Mac Gold Pool 2% 9/1/2050	177,316	142,266
Freddie Mac Gold Pool 2% 9/1/2051	482,285	390,418
Freddie Mac Gold Pool 2.5% 1/1/2042	603,091	536,640
Freddie Mac Gold Pool 2.5% 1/1/2052	603,981	509,691
Freddie Mac Gold Pool 2.5% 10/1/2040	553,183	497,265
Freddie Mac Gold Pool 2.5% 10/1/2041	294,809	262,838
Freddie Mac Gold Pool 2.5% 10/1/2050	1,172,468	994,558
Freddie Mac Gold Pool 2.5% 10/1/2051	1,129,463	953,843
Freddie Mac Gold Pool 2.5% 10/1/2051	493,752	414,972
Freddie Mac Gold Pool 2.5% 11/1/2031	121,666	117,501
Freddie Mac Gold Pool 2.5% 11/1/2041	1,541,616	1,380,033
Freddie Mac Gold Pool 2.5% 11/1/2041	127,305	113,788
Freddie Mac Gold Pool 2.5% 11/1/2041	92,574	82,939
Freddie Mac Gold Pool 2.5% 11/1/2050	2,209,497	1,867,324
Freddie Mac Gold Pool 2.5% 11/1/2050	205,067	173,887
Freddie Mac Gold Pool 2.5% 11/1/2051	282,524	239,477
Freddie Mac Gold Pool 2.5% 11/1/2051	115,366	96,383
Freddie Mac Gold Pool 2.5% 12/1/2050	184,139	156,141
Freddie Mac Gold Pool 2.5% 12/1/2051	926,005	777,680
Freddie Mac Gold Pool 2.5% 12/1/2051	155,856	132,061
Freddie Mac Gold Pool 2.5% 2/1/2042	293,349	262,441
Freddie Mac Gold Pool 2.5% 2/1/2051	1,664,424	1,411,345
Freddie Mac Gold Pool 2.5% 2/1/2051	643,174	539,951
Freddie Mac Gold Pool 2.5% 3/1/2050	748,259	629,808
Freddie Mac Gold Pool 2.5% 3/1/2051	600,429	504,066
Freddie Mac Gold Pool 2.5% 4/1/2042	80,763	71,966
Freddie Mac Gold Pool 2.5% 4/1/2047	445,441	377,850
Freddie Mac Gold Pool 2.5% 4/1/2052	311,649	263,775
Freddie Mac Gold Pool 2.5% 5/1/2035	431,940	408,961
Freddie Mac Gold Pool 2.5% 5/1/2041	625,176	563,114
Freddie Mac Gold Pool 2.5% 5/1/2041	209,408	188,178
Freddie Mac Gold Pool 2.5% 5/1/2051	1,455,425	1,233,670
Freddie Mac Gold Pool 2.5% 5/1/2051	294,464	249,598
Freddie Mac Gold Pool 2.5% 6/1/2031	7,932	7,689
Freddie Mac Gold Pool 2.5% 6/1/2041	96,410	86,443
Freddie Mac Gold Pool 2.5% 7/1/2036	214,138	202,076
Freddie Mac Gold Pool 2.5% 7/1/2043	51,275	45,325
Freddie Mac Gold Pool 2.5% 7/1/2050	455,523	384,978
Freddie Mac Gold Pool 2.5% 7/1/2050	214,156	181,794
Freddie Mac Gold Pool 2.5% 7/1/2051	1,063,183	896,540
Freddie Mac Gold Pool 2.5% 8/1/2041	445,122	397,066
Freddie Mac Gold Pool 2.5% 8/1/2041	76,293	68,444
Freddie Mac Gold Pool 2.5% 8/1/2050	5,203,406	4,412,217
Freddie Mac Gold Pool 2.5% 9/1/2041	168,468	150,977
Freddie Mac Gold Pool 3% 1/1/2052	1,393,289	1,220,985
Freddie Mac Gold Pool 3% 1/1/2052	187,131	163,872
Freddie Mac Gold Pool 3% 10/1/2049	336,295	295,547
Freddie Mac Gold Pool 3% 10/1/2051	700,324	615,249
Freddie Mac Gold Pool 3% 10/1/2053	41,186	35,700
Freddie Mac Gold Pool 3% 11/1/2032	369,160	359,637
Freddie Mac Gold Pool 3% 11/1/2047	70,498	62,705
Freddie Mac Gold Pool 3% 11/1/2047	52,010	46,179
Freddie Mac Gold Pool 3% 11/1/2048	23,427	20,801
Freddie Mac Gold Pool 3% 11/1/2049	990,594	877,996
Freddie Mac Gold Pool 3% 11/1/2050	63,686	55,810
Freddie Mac Gold Pool 3% 11/1/2051	216,130	189,470
Freddie Mac Gold Pool 3% 11/1/2051	90,368	79,192
Freddie Mac Gold Pool 3% 12/1/2030	30,537	29,894
Freddie Mac Gold Pool 3% 12/1/2032	28,314	27,665
Freddie Mac Gold Pool 3% 12/1/2050	520,200	455,869
Freddie Mac Gold Pool 3% 2/1/2033	28,970	28,375
Freddie Mac Gold Pool 3% 2/1/2033	15,379	14,969
Freddie Mac Gold Pool 3% 2/1/2048	558,842	496,194
Freddie Mac Gold Pool 3% 3/1/2048	29,335	25,991
Freddie Mac Gold Pool 3% 3/1/2050	609,750	535,487
Freddie Mac Gold Pool 3% 3/1/2052	462,467	404,986
Freddie Mac Gold Pool 3% 3/1/2052	407,892	356,174
Freddie Mac Gold Pool 3% 3/1/2052	95,460	83,595
Freddie Mac Gold Pool 3% 4/1/2033	27,134	26,433
Freddie Mac Gold Pool 3% 4/1/2034	16,051	15,568
Freddie Mac Gold Pool 3% 4/1/2050	614,148	539,350
Freddie Mac Gold Pool 3% 4/1/2051	1,615,777	1,414,948
Freddie Mac Gold Pool 3% 5/1/2033	7,271	7,083
Freddie Mac Gold Pool 3% 5/1/2035	688,237	664,225
Freddie Mac Gold Pool 3% 5/1/2051	209,702	183,703
Freddie Mac Gold Pool 3% 5/1/2052	883,187	773,966
Freddie Mac Gold Pool 3% 6/1/2050	358,218	316,493
Freddie Mac Gold Pool 3% 6/1/2052	311,376	272,674
Freddie Mac Gold Pool 3% 7/1/2052	32,486	28,185
Freddie Mac Gold Pool 3% 8/1/2049	49,103	43,169
Freddie Mac Gold Pool 3% 8/1/2050	1,794,691	1,589,011
Freddie Mac Gold Pool 3% 9/1/2047	27,139	24,156
Freddie Mac Gold Pool 3% 9/1/2051	194,969	170,797
Freddie Mac Gold Pool 3% 9/1/2051	96,520	84,614
Freddie Mac Gold Pool 3.5% 1/1/2045	11,306	10,673
Freddie Mac Gold Pool 3.5% 10/1/2034	559,910	547,819
Freddie Mac Gold Pool 3.5% 10/1/2047	7,393	6,858
Freddie Mac Gold Pool 3.5% 10/1/2051	9,529	8,623
Freddie Mac Gold Pool 3.5% 11/1/2033	17,840	17,519
Freddie Mac Gold Pool 3.5% 11/1/2047	50,437	46,790
Freddie Mac Gold Pool 3.5% 12/1/2047	11,485	10,655
Freddie Mac Gold Pool 3.5% 2/1/2034	55,144	53,915
Freddie Mac Gold Pool 3.5% 2/1/2043	165,045	155,687
Freddie Mac Gold Pool 3.5% 2/1/2052	132,657	121,002
Freddie Mac Gold Pool 3.5% 3/1/2046	767,352	714,455
Freddie Mac Gold Pool 3.5% 4/1/2047	8,189	7,569
Freddie Mac Gold Pool 3.5% 4/1/2052	1,754,247	1,585,871
Freddie Mac Gold Pool 3.5% 4/1/2052	1,658,763	1,517,177
Freddie Mac Gold Pool 3.5% 4/1/2052	21,581	19,617
Freddie Mac Gold Pool 3.5% 5/1/2052	1,369,946	1,248,731
Freddie Mac Gold Pool 3.5% 5/1/2052	732,456	668,563
Freddie Mac Gold Pool 3.5% 6/1/2046	14,129	13,076
Freddie Mac Gold Pool 3.5% 6/1/2046	5,299	4,910
Freddie Mac Gold Pool 3.5% 6/1/2047	70,233	64,803
Freddie Mac Gold Pool 3.5% 7/1/2042	406,447	383,447
Freddie Mac Gold Pool 3.5% 7/1/2047	123,532	114,754
Freddie Mac Gold Pool 3.5% 7/1/2048	1,063,223	978,700
Freddie Mac Gold Pool 3.5% 7/1/2052	47,794	43,490
Freddie Mac Gold Pool 3.5% 8/1/2042	9,411	8,884
Freddie Mac Gold Pool 3.5% 8/1/2047	190,177	176,663
Freddie Mac Gold Pool 3.5% 8/1/2047	21,900	20,317
Freddie Mac Gold Pool 3.5% 8/1/2047	14,998	13,932
Freddie Mac Gold Pool 3.5% 8/1/2051	1,153,485	1,050,341
Freddie Mac Gold Pool 3.5% 9/1/2042	515,493	485,740
Freddie Mac Gold Pool 3.5% 9/1/2042	232,734	219,423
Freddie Mac Gold Pool 3.5% 9/1/2047	6,405	5,942
Freddie Mac Gold Pool 3.5% 9/1/2047	5,983	5,550
Freddie Mac Gold Pool 4% 10/1/2048	212,194	201,037
Freddie Mac Gold Pool 4% 10/1/2052	626,600	592,675
Freddie Mac Gold Pool 4% 11/1/2048	42,336	40,203
Freddie Mac Gold Pool 4% 12/1/2047	994,298	945,403
Freddie Mac Gold Pool 4% 2/1/2052	13,744	13,051
Freddie Mac Gold Pool 4% 3/1/2049	595,403	564,097
Freddie Mac Gold Pool 4% 5/1/2038	235,580	229,871
Freddie Mac Gold Pool 4% 5/1/2045	10,312	10,037
Freddie Mac Gold Pool 4% 5/1/2048	96,852	92,062
Freddie Mac Gold Pool 4% 6/1/2047	94,317	89,652
Freddie Mac Gold Pool 4% 6/1/2048	388,247	368,440
Freddie Mac Gold Pool 4% 7/1/2048	18,096	17,330
Freddie Mac Gold Pool 4% 8/1/2048	177,873	168,798
Freddie Mac Gold Pool 4% 9/1/2042	135,235	131,348
Freddie Mac Gold Pool 4% 9/1/2048	222,565	211,350
Freddie Mac Gold Pool 4% 9/1/2048	43,766	41,561
Freddie Mac Gold Pool 4% 9/1/2051	14,712	13,985
Freddie Mac Gold Pool 4.5% 1/1/2053	186,302	179,947
Freddie Mac Gold Pool 4.5% 10/1/2039	21,848	21,863
Freddie Mac Gold Pool 4.5% 10/1/2048	261,051	256,961
Freddie Mac Gold Pool 4.5% 10/1/2052	638,251	616,681
Freddie Mac Gold Pool 4.5% 12/1/2048	32,036	31,374
Freddie Mac Gold Pool 4.5% 12/1/2052	1,058,976	1,023,188
Freddie Mac Gold Pool 4.5% 4/1/2048	19,158	18,738
Freddie Mac Gold Pool 4.5% 6/1/2047	17,852	17,595
Freddie Mac Gold Pool 4.5% 7/1/2041	1,458,785	1,456,413
Freddie Mac Gold Pool 4.5% 7/1/2047	32,633	32,193
Freddie Mac Gold Pool 4.5% 7/1/2047	14,400	14,193
Freddie Mac Gold Pool 4.5% 7/1/2049	1,653,360	1,622,286
Freddie Mac Gold Pool 4.5% 8/1/2055	526,563	507,205
Freddie Mac Gold Pool 5% 1/1/2053	546,810	545,211
Freddie Mac Gold Pool 5% 1/1/2053	92,347	91,587
Freddie Mac Gold Pool 5% 10/1/2052	861,613	860,708
Freddie Mac Gold Pool 5% 11/1/2052	414,997	415,469
Freddie Mac Gold Pool 5% 11/1/2052	245,920	245,585
Freddie Mac Gold Pool 5% 11/1/2053	2,165,125	2,168,264
Freddie Mac Gold Pool 5% 12/1/2052	955,235	953,934
Freddie Mac Gold Pool 5% 12/1/2052	499,011	498,331
Freddie Mac Gold Pool 5% 12/1/2052	457,708	456,513
Freddie Mac Gold Pool 5% 12/1/2052	161,618	161,196
Freddie Mac Gold Pool 5% 4/1/2054	258,753	259,048
Freddie Mac Gold Pool 5% 6/1/2052	520,567	521,484
Freddie Mac Gold Pool 5% 6/1/2053	226,794	229,037
Freddie Mac Gold Pool 5% 8/1/2055	995,290	986,080
Freddie Mac Gold Pool 5.5% 1/1/2055	3,776,832	3,841,231
Freddie Mac Gold Pool 5.5% 1/1/2055	1,620,013	1,655,230
Freddie Mac Gold Pool 5.5% 10/1/2053	45,601	45,994
Freddie Mac Gold Pool 5.5% 10/1/2054	1,031,078	1,048,659
Freddie Mac Gold Pool 5.5% 11/1/2054	959,614	978,975
Freddie Mac Gold Pool 5.5% 2/1/2054	277,484	279,700
Freddie Mac Gold Pool 5.5% 2/1/2054	116,466	117,578
Freddie Mac Gold Pool 5.5% 3/1/2053 (l)	2,517,811	2,571,758
Freddie Mac Gold Pool 6% 10/1/2054	866,922	900,582
Freddie Mac Gold Pool 6% 11/1/2053	249,228	256,880
Freddie Mac Gold Pool 6% 2/1/2055	489,503	508,509
Freddie Mac Gold Pool 6% 3/1/2053	453,212	470,525
Freddie Mac Gold Pool 6% 4/1/2054	2,656,116	2,754,265
Freddie Mac Gold Pool 6% 5/1/2054	1,202,348	1,248,656
Freddie Mac Gold Pool 6% 7/1/2039	6,739,357	6,958,389
Freddie Mac Gold Pool 6% 9/1/2039	11,408,661	11,832,926
Freddie Mac Gold Pool 6.5% 1/1/2054	1,175,952	1,233,033
Freddie Mac Gold Pool 6.5% 1/1/2054	870,247	911,673
Freddie Mac Gold Pool 6.5% 10/1/2053	337,993	354,320
Freddie Mac Gold Pool 6.5% 10/1/2053	336,620	352,670
Freddie Mac Gold Pool 6.5% 2/1/2054	3,711,501	3,888,180
Freddie Mac Gold Pool 6.5% 6/1/2054	1,481,250	1,559,285
Freddie Mac Gold Pool 6.5% 6/1/2054	260,911	275,227
Freddie Mac Gold Pool 6.5% 9/1/2053	167,297	176,111
Freddie Mac Gold Pool 6.5% 9/1/2053	159,560	167,168
Freddie Mac Gold Pool 6.5% 9/1/2054	4,598,226	4,854,837
Freddie Mac Gold Pool 6.5% 9/1/2054	310,040	327,149
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	1,179,254	1,188,306
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	599,578	621,031
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,041,722	1,097,660
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	947,822	999,014
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	299,559	317,353
Freddie Mac Non Gold Pool 3.5% 5/1/2049	167,625	154,132
Freddie Mac Non Gold Pool 5% 8/1/2053	346,578	344,481
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,947,917	4,018,935
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,188,780	1,210,908
Freddie Mac Non Gold Pool 6% 6/1/2053	464,428	480,574
Freddie Mac Non Gold Pool 6% 6/1/2053	455,905	470,900
Freddie Mac Non Gold Pool 6% 6/1/2053	387,980	401,226
Freddie Mac Non Gold Pool 6% 6/1/2054	5,958,104	6,165,237
Freddie Mac Non Gold Pool 6% 7/1/2053	409,606	423,846
Freddie Mac Non Gold Pool 6% 7/1/2053	360,251	372,550
Freddie Mac Non Gold Pool 6% 9/1/2053	523,561	539,635
Freddie Mac Non Gold Pool 6.5% 1/1/2055	2,231,558	2,338,659
Freddie Mac Non Gold Pool 6.5% 1/1/2055	555,279	586,657
Freddie Mac Non Gold Pool 6.5% 11/1/2054	245,749	259,636
Freddie Mac Non Gold Pool 6.5% 2/1/2055	636,555	672,775
Ginnie Mae I Pool 2.5% 1/20/2052	566,712	478,632
Ginnie Mae I Pool 2.5% 12/20/2051	884,384	746,931
Ginnie Mae I Pool 2.5% 12/20/2051	599,380	506,223
Ginnie Mae I Pool 2.5% 12/20/2051	467,883	395,164
Ginnie Mae I Pool 2.5% 8/20/2051	3,215,975	2,716,141
Ginnie Mae I Pool 2.5% 8/20/2051	837,607	707,424
Ginnie Mae I Pool 2.5% 8/20/2051	506,809	428,039
Ginnie Mae I Pool 2.5% 9/20/2051	1,445,493	1,220,831
Ginnie Mae I Pool 2.5% 9/20/2051	825,377	697,095
Ginnie Mae I Pool 3% 2/20/2050	199,384	176,596
Ginnie Mae I Pool 3.5% 10/20/2052	863,603	788,201
Ginnie Mae I Pool 3.5% 12/20/2049	7,717	7,078
Ginnie Mae I Pool 3.5% 12/20/2049	3,367	3,081
Ginnie Mae I Pool 3.5% 12/20/2049	2,542	2,332
Ginnie Mae I Pool 3.5% 12/20/2049	969	887
Ginnie Mae I Pool 3.5% 7/20/2052	4,672,395	4,264,448
Ginnie Mae I Pool 3.5% 8/20/2052	2,717,532	2,480,264
Ginnie Mae I Pool 3.5% 9/20/2052	3,126,295	2,853,338
Ginnie Mae I Pool 4% 10/20/2052	3,719,974	3,499,687
Ginnie Mae I Pool 4% 3/20/2047	9,930	9,477
Ginnie Mae I Pool 4% 4/20/2048	11,073	10,451
Ginnie Mae I Pool 4% 4/20/2048	10,521	9,931
Ginnie Mae I Pool 4% 5/20/2049	91,849	86,231
Ginnie Mae I Pool 4.5% 4/20/2053	1,223,857	1,186,773
Ginnie Mae I Pool 5% 4/20/2048	166,936	169,386
Ginnie Mae I Pool 5.5% 3/20/2054	1,255,516	1,275,126
Ginnie Mae II Pool 2% 1/20/2051	10,779,995	8,830,220
Ginnie Mae II Pool 2% 10/1/2055 (k)	10,200,000	8,347,940
Ginnie Mae II Pool 2% 10/20/2050	4,760,301	3,898,563
Ginnie Mae II Pool 2% 11/20/2050	2,159,199	1,768,666
Ginnie Mae II Pool 2% 12/20/2050	4,475,454	3,664,931
Ginnie Mae II Pool 2% 12/20/2051	1,749,956	1,433,169
Ginnie Mae II Pool 2% 2/20/2051	456,133	373,633
Ginnie Mae II Pool 2% 2/20/2052	16,659,511	13,643,708
Ginnie Mae II Pool 2% 3/20/2052	2,168,395	1,776,537
Ginnie Mae II Pool 2% 4/20/2051	152,606	125,004
Ginnie Mae II Pool 2% 9/1/2055 (k)	27,725,000	22,696,262
Ginnie Mae II Pool 2% 9/20/2050	1,744,082	1,429,175
Ginnie Mae II Pool 2.5% 1/20/2052	4,343,393	3,700,908
Ginnie Mae II Pool 2.5% 11/20/2051	244,268	208,135
Ginnie Mae II Pool 2.5% 12/20/2053	569,392	485,967
Ginnie Mae II Pool 2.5% 2/20/2052	2,828,029	2,410,142
Ginnie Mae II Pool 2.5% 4/20/2052	498,913	425,191
Ginnie Mae II Pool 2.5% 6/20/2051	1,721,527	1,466,874
Ginnie Mae II Pool 2.5% 7/20/2054	531,252	452,585
Ginnie Mae II Pool 2.5% 8/20/2047	13,091	11,338
Ginnie Mae II Pool 2.5% 9/1/2055 (k)	14,900,000	12,691,802
Ginnie Mae II Pool 3% 1/20/2032	192,848	188,174
Ginnie Mae II Pool 3% 10/1/2055 (k)	9,600,000	8,500,441
Ginnie Mae II Pool 3% 10/20/2031	63,458	61,950
Ginnie Mae II Pool 3% 11/20/2031	67,680	66,040
Ginnie Mae II Pool 3% 12/20/2031	102,790	100,324
Ginnie Mae II Pool 3% 12/20/2046	784,245	704,412
Ginnie Mae II Pool 3% 2/20/2031	8,191	8,014
Ginnie Mae II Pool 3% 3/20/2031	16,596	16,230
Ginnie Mae II Pool 3% 3/20/2050	518,152	460,387
Ginnie Mae II Pool 3% 3/20/2052	9,055,307	8,025,277
Ginnie Mae II Pool 3% 4/20/2031	62,085	60,715
Ginnie Mae II Pool 3% 4/20/2052	3,191,953	2,828,872
Ginnie Mae II Pool 3% 5/20/2031	132,741	129,779
Ginnie Mae II Pool 3% 7/20/2031	2,382	2,327
Ginnie Mae II Pool 3% 8/20/2031	20,229	19,763
Ginnie Mae II Pool 3% 9/1/2055 (k)	19,200,000	17,007,633
Ginnie Mae II Pool 3% 9/20/2031	8,088	7,900
Ginnie Mae II Pool 3.5% 1/20/2044	4,125	3,839
Ginnie Mae II Pool 3.5% 10/20/2043	2,564	2,391
Ginnie Mae II Pool 3.5% 12/20/2040	1,649	1,551
Ginnie Mae II Pool 3.5% 12/20/2041	1,932	1,813
Ginnie Mae II Pool 3.5% 12/20/2043	2,040	1,899
Ginnie Mae II Pool 3.5% 2/20/2043	2,519	2,355
Ginnie Mae II Pool 3.5% 3/20/2044	2,001	1,861
Ginnie Mae II Pool 3.5% 5/20/2043	219,600	204,264
Ginnie Mae II Pool 3.5% 6/20/2043	30,395	28,385
Ginnie Mae II Pool 3.5% 8/20/2043	2,456	2,293
Ginnie Mae II Pool 3.5% 9/20/2040	3,740	3,518
Ginnie Mae II Pool 3.5% 9/20/2043	2,603	2,428
Ginnie Mae II Pool 4% 1/20/2041	38,561	37,375
Ginnie Mae II Pool 4% 1/20/2046	8,447	8,079
Ginnie Mae II Pool 4% 10/1/2055 (k)	4,100,000	3,822,488
Ginnie Mae II Pool 4% 10/20/2040	12,731	12,343
Ginnie Mae II Pool 4% 10/20/2045	1,989	1,905
Ginnie Mae II Pool 4% 11/20/2042	61,825	59,698
Ginnie Mae II Pool 4% 12/20/2045	11,070	10,587
Ginnie Mae II Pool 4% 4/20/2047	526,854	502,859
Ginnie Mae II Pool 4% 5/20/2046	19,377	18,519
Ginnie Mae II Pool 4% 6/20/2045	530,003	508,307
Ginnie Mae II Pool 4% 7/20/2044	29,032	27,899
Ginnie Mae II Pool 4% 8/20/2043	4,444	4,285
Ginnie Mae II Pool 4% 8/20/2044	83,320	80,055
Ginnie Mae II Pool 4% 8/20/2045	373,500	357,930
Ginnie Mae II Pool 4% 8/20/2048	308,063	292,588
Ginnie Mae II Pool 4% 9/1/2055 (k)	8,200,000	7,646,897
Ginnie Mae II Pool 4% 9/20/2045	1,879	1,800
Ginnie Mae II Pool 4.5% 10/1/2055 (k)	4,500,000	4,330,579
Ginnie Mae II Pool 4.5% 11/20/2054	3,503,106	3,375,611
Ginnie Mae II Pool 4.5% 3/20/2055	992,271	955,460
Ginnie Mae II Pool 4.5% 4/20/2055	4,670,180	4,496,926
Ginnie Mae II Pool 5% 11/20/2054	8,432,100	8,347,031
Ginnie Mae II Pool 5% 12/20/2054	683,212	676,106
Ginnie Mae II Pool 5% 5/20/2055	8,760,394	8,669,275
Ginnie Mae II Pool 5% 6/20/2048	211,890	213,676
Ginnie Mae II Pool 5.5% 1/20/2055	1,037,102	1,052,005
Ginnie Mae II Pool 5.5% 10/1/2055 (k)	18,700,000	18,821,155
Ginnie Mae II Pool 5.5% 12/20/2054	1,254,856	1,277,200
Ginnie Mae II Pool 5.5% 12/20/2054	391,201	394,286
Ginnie Mae II Pool 5.5% 9/1/2055 (k)	37,900,000	38,179,600
Ginnie Mae II Pool 6% 10/1/2055 (k)	22,975,000	23,411,877
Ginnie Mae II Pool 6% 12/20/2054	2,593,172	2,644,176
Ginnie Mae II Pool 6% 9/1/2055 (k)	51,100,000	52,119,593
Ginnie Mae II Pool 6.5% 5/20/2055	3,079,302	3,171,722
Uniform Mortgage Backed Securities 2% 10/1/2055 (k)	73,400,000	58,289,928
Uniform Mortgage Backed Securities 2% 9/1/2055 (k)	114,100,000	90,593,621
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (k)	11,975,000	9,942,992
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (k)	18,625,000	15,462,387
Uniform Mortgage Backed Securities 3% 9/1/2055 (k)	1,300,000	1,126,328
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (k)	1,950,000	1,761,170
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (k)	3,050,000	2,755,842
Uniform Mortgage Backed Securities 4% 10/1/2055 (k)	5,200,000	4,851,437
Uniform Mortgage Backed Securities 4% 9/1/2055 (k)	10,400,000	9,706,531
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (k)	7,475,000	7,184,468
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (k)	16,175,000	15,558,328
Uniform Mortgage Backed Securities 5% 9/1/2055 (k)	875,000	862,935
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (k)	13,825,000	13,906,006
Uniform Mortgage Backed Securities 6% 10/1/2055 (k)	4,550,000	4,644,910
Uniform Mortgage Backed Securities 6% 9/1/2055 (k)	14,600,000	14,917,094
TOTAL UNITED STATES		1,007,093,534
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,022,382,432)		1,007,093,534

U.S. Treasury Obligations - 2.4%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	10,900,000	10,573,852
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	2,381,773	2,254,278
US Treasury Notes 3.75% 4/15/2028	3.69	40,000	40,153
US Treasury Notes 4.75% 2/15/2045	4.81 to 4.97	6,660,000	6,561,141
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,491,121)			19,429,424

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $33,039,259)	4.36	33,032,652	33,039,259

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	3,100,000	107,812
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	6,940,000	222,775
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	2,000,000	66,381
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	3,680,000	57,203
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	2,610,000	92,009
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	3,400,000	116,905
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	3,150,000	107,977
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	400,000	14,057
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	2,150,000	78,829
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	3,470,000	120,584
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,810,000	100,612
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,100,000	22,337
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	1,020,000	35,278
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	6,580,000	167,477
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	1,970,000	51,323

TOTAL PUT SWAPTIONS			1,361,559
Call Swaptions - 0.3%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	3,100,000	96,354
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	6,940,000	245,709
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	2,000,000	68,100
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	3,680,000	114,409
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	2,610,000	89,261
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	3,400,000	119,858
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	3,150,000	111,324
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	400,000	13,677
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	2,150,000	70,050
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	3,470,000	121,517
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	2,810,000	95,235
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,100,000	36,909
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	1,020,000	37,003
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	6,580,000	194,708
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	1,970,000	59,213

TOTAL CALL SWAPTIONS			1,473,327
TOTAL PURCHASED SWAPTIONS (Cost $3,303,269)			2,834,886

TOTAL INVESTMENT IN SECURITIES - 158.1% (Cost $1,284,971,958)	1,270,321,293
NET OTHER ASSETS (LIABILITIES) - (58.1)%	(467,138,496)
NET ASSETS - 100.0%	803,182,797

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(20,400,000)	(16,699,864)
Ginnie Mae II Pool 3% 9/1/2055	(19,200,000)	(17,007,633)
Ginnie Mae II Pool 4% 9/1/2055	(8,200,000)	(7,646,897)
Ginnie Mae II Pool 4.5% 9/1/2055	(4,500,000)	(4,332,688)
Ginnie Mae II Pool 5.5% 9/1/2055	(35,600,000)	(35,862,632)
Ginnie Mae II Pool 6% 9/1/2055	(41,925,000)	(42,761,525)
Uniform Mortgage Backed Securities 2% 9/1/2055	(110,900,000)	(88,052,870)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(18,625,000)	(15,462,387)
Uniform Mortgage Backed Securities 3% 9/1/2055	(1,600,000)	(1,386,250)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(2,300,000)	(2,078,176)
Uniform Mortgage Backed Securities 4% 9/1/2055	(10,400,000)	(9,706,531)
Uniform Mortgage Backed Securities 4.5% 10/1/2055	(1,500,000)	(1,441,699)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(16,175,000)	(15,558,328)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(7,100,000)	(7,141,602)
Uniform Mortgage Backed Securities 6% 9/1/2055	(11,800,000)	(12,056,282)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(277,195,364)

TOTAL TBA SALE COMMITMENTS (Proceeds $275,615,706)		(277,195,364)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	423	12/31/2025	88,231,852	148,154	148,154
CBOT US Treasury Long Bond Contracts (United States)	43	12/19/2025	4,915,438	20,575	20,575

TOTAL PURCHASED					168,729

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	77	12/19/2025	8,663,703	(49,472)	(49,472)
CBOT 5Y US Treasury Notes Contracts (United States)	159	12/31/2025	17,410,500	(85,984)	(85,984)
CBOT US Treasury Ultra Bond Contracts (United States)	14	12/19/2025	1,630,125	6,097	6,097

TOTAL SOLD					(129,359)

TOTAL FUTURES CONTRACTS					39,370
The notional amount of futures purchased as a percentage of Net Assets is 11.6%
The notional amount of futures sold as a percentage of Net Assets is 3.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	20,000	(71)	(58)	(129)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	350,000	(1,246)	(3,057)	(4,303)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,300,000	(4,629)	(8,444)	(13,073)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,410,000	(5,021)	(9,531)	(14,552)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,020,000	(3,632)	(10,671)	(14,303)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	10,000	1,599	(2,453)	(854)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	60,000	9,595	(15,300)	(5,705)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	80,000	12,793	(20,410)	(7,617)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	60,000	9,595	(16,635)	(7,040)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	140,000	22,387	(38,350)	(15,963)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	10,000	1,599	(2,562)	(963)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	20,000	3,198	(4,819)	(1,621)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	12,793	(18,099)	(5,306)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	60,000	9,595	(13,432)	(3,837)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	4,797	(6,493)	(1,696)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	10,000	1,599	(2,666)	(1,067)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	12,793	(18,349)	(5,556)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	110,000	17,590	(24,552)	(6,962)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	15,991	(16,340)	(349)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	170,000	27,185	(27,167)	18
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,243	(29,803)	(1,560)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	6,647	(3,802)	2,845
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	6,647	(3,911)	2,736
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	13,293	(7,705)	5,588
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	6,647	(3,853)	2,794
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	19,940	(10,859)	9,081
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	11,793	(6,625)	5,168
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	11,793	(7,093)	4,700
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	6,647	(4,932)	1,715
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	42,365	(47,824)	(5,459)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	13,293	(21,250)	(7,957)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	23,586	(29,668)	(6,082)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	19,940	(29,339)	(9,399)

TOTAL BUY PROTECTION							359,344	(466,052)	(106,708)
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,040,000	7,264	45,039	52,303
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,060,000	7,335	46,772	54,107
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	300,000	(4,027)	6,563	2,536
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(6,711)	12,181	5,470
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	10,000	(134)	243	109
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	300,000	(4,027)	4,692	665
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,684)	3,127	443
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	90,000	(1,208)	1,349	141
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(12,080)	14,008	1,928
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	700,000	(9,395)	12,639	3,244
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	2,800,000	(37,582)	68,741	31,159
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(32,213)	41,077	8,864
CMBX BBB- Series 17 Index	NR	12/15/2056	JPMorgan Securities LLC	3%	Monthly	100,000	(826)	12,875	12,049

TOTAL SELL PROTECTION							(96,288)	269,306	173,018
TOTAL CREDIT DEFAULT SWAPS							263,056	(196,746)	66,310

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2032	6,192,000	(108,037)	57,052	(50,985)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2028	50,421,000	(681,972)	232,967	(449,005)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2027	38,773,000	(293,136)	117,872	(175,264)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2029	36,236,000	(636,316)	201,466	(434,850)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2045	9,316,000	423,822	(491,903)	(68,081)
TOTAL INTEREST RATE SWAPS							(1,295,639)	117,454	(1,178,185)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,324,177 or 11.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Level 3 security
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $540,305.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,502,010.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $272,102.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,224,682	467,875,343	449,060,766	2,103,814	-	-	33,039,259	33,032,652	0.1%
Fidelity Securities Lending Cash Central Fund	-	3,911,245	3,911,245	50	-	-	-	-	0.0%
Total	14,224,682	471,786,588	452,972,011	2,103,864	-	-	33,039,259

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	54,177,460	-	54,177,460	-

Collateralized Mortgage Obligations	75,811,826	-	75,811,826	-

Commercial Mortgage Securities	77,934,904	-	77,343,291	591,613

U.S. Government Agency - Mortgage Securities	1,007,093,534	-	1,007,093,534	-

U.S. Treasury Obligations	19,429,424	-	19,429,424	-

Money Market Funds	33,039,259	33,039,259	-	-

Purchased Swaptions	2,834,886	-	2,834,886	-
Total Investments in Securities:	1,270,321,293	33,039,259	1,236,690,421	591,613
Derivative Instruments:

Assets
Futures Contracts	174,826	174,826	-	-
Swaps	812,364	-	812,364	-
Total Assets	987,190	174,826	812,364	-

Liabilities
Futures Contracts	(135,456)	(135,456)	-	-
Swaps	(1,844,947)	-	(1,844,947)	-
Total Liabilities	(1,980,403)	(135,456)	(1,844,947)	-
Total Derivative Instruments:	(993,213)	39,370	(1,032,583)	-
Other Financial Instruments:

TBA Sale Commitments	(277,195,364)	-	(277,195,364)	-
Total Other Financial Instruments:	(277,195,364)	-	(277,195,364)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	388,542	(125,486)
Total Credit Risk	388,542	(125,486)
Interest Rate Risk
Futures Contracts (b)	174,826	(135,456)
Purchased Swaptions (c)	2,834,886	-
Swaps (d)	423,822	(1,719,461)
Total Interest Rate Risk	3,433,534	(1,854,917)
Total Value of Derivatives	3,822,076	(1,980,403)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,251,932,699)	$1,237,282,034
Fidelity Central Funds (cost $33,039,259)	33,039,259

Total Investment in Securities (cost $1,284,971,958)		$1,270,321,293
Cash		2,369
Receivable for investments sold		36,433
Receivable for TBA sale commitments		275,615,706
Receivable for swaps		12,875
Receivable for fund shares sold		2,516,628
Interest receivable		2,424,388
Distributions receivable from Fidelity Central Funds		86,651
Receivable for daily variation margin on futures contracts		35,990
Receivable for daily variation margin on centrally cleared swaps		16,195
Bi-lateral OTC swaps, at value		388,542
Receivable from investment adviser for expense reductions		7,738
Total assets		1,551,464,808
Liabilities
Payable for investments purchased
Regular delivery	$3,303,269
Delayed delivery	465,888,714
TBA sale commitments, at value	277,195,364
Payable for fund shares redeemed	1,751,640
Bi-lateral OTC swaps, at value	125,486
Other payables and accrued expenses	17,538
Total liabilities		748,282,011
Net Assets		$803,182,797
Net Assets consist of:
Paid in capital		$861,418,716
Total accumulated earnings (loss)		(58,235,919)
Net Assets		$803,182,797
Net Asset Value, offering price and redemption price per share ($803,182,797 ÷ 89,105,222 shares)		$9.01
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$29,005,450
Income from Fidelity Central Funds (including $50 from security lending)		2,103,864
Total income		31,109,314
Expenses
Custodian fees and expenses	$47,628
Independent trustees' fees and expenses	1,667
Total expenses before reductions	49,295
Expense reductions	(35,092)
Total expenses after reductions		14,203
Net Investment income (loss)		31,095,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,535,962)
Futures contracts	(1,122,385)
Swaps	1,542,743
Written options	61,342
Total net realized gain (loss)		(3,054,262)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	660,789
Futures contracts	(79,874)
Swaps	55,814
TBA sale commitments	(1,081,721)
Total change in net unrealized appreciation (depreciation)		(444,992)
Net gain (loss)		(3,499,254)
Net increase (decrease) in net assets resulting from operations		$27,595,857
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,095,111	$23,174,699
Net realized gain (loss)	(3,054,262)	(4,813,973)
Change in net unrealized appreciation (depreciation)	(444,992)	26,430,581
Net increase (decrease) in net assets resulting from operations	27,595,857	44,791,307
Distributions to shareholders	(32,040,267)	(23,122,344)

Share transactions
Proceeds from sales of shares	303,940,696	141,726,319
Reinvestment of distributions	32,031,832	23,117,926
Cost of shares redeemed	(114,743,572)	(120,090,145)

Net increase (decrease) in net assets resulting from share transactions	221,228,956	44,754,100
Total increase (decrease) in net assets	216,784,546	66,423,063

Net Assets
Beginning of period	586,398,251	519,975,188
End of period	$803,182,797	$586,398,251

Other Information
Shares
Sold	33,941,986	15,910,604
Issued in reinvestment of distributions	3,582,493	2,635,085
Redeemed	(12,862,361)	(13,394,226)
Net increase (decrease)	24,662,118	5,151,463

Financial Highlights
Fidelity® Series Investment Grade Securitized Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.10	$8.77	$9.24	$10.41	$10.68
Income from Investment Operations
Net investment income (loss) A,B	.402	.373	.317	.142	.056
Net realized and unrealized gain (loss)	(.076)	.329	(.477)	(1.165)	(.023)
Total from investment operations	.326	.702	(.160)	(1.023)	.033
Distributions from net investment income	(.416)	(.372)	(.310)	(.147)	(.083) C
Distributions from net realized gain	-	-	-	-	(.220) C
Total distributions	(.416)	(.372)	(.310)	(.147)	(.303)
Net asset value, end of period	$9.01	$9.10	$8.77	$9.24	$10.41
Total Return D	3.72%	8.25%	(1.73)%	(9.89)%	.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	4.52%	4.25%	3.56%	1.45%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$803,183	$586,398	$519,975	$425,309	$426,659
Portfolio turnover rate H	720%	721%	735%	761%	1091%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Series Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,388,825
Gross unrealized depreciation	(27,456,171)
Net unrealized appreciation (depreciation)	$(18,067,346)
Tax Cost	$1,285,777,508

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(39,448,896)
Net unrealized appreciation (depreciation) on securities and other investments	$(18,068,780)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(28,198,557)
Long-term	(11,250,339)
Total capital loss carryforward	$(39,448,896)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$32,040,267	$ 23,122,344

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series Investment Grade Securitized Fund
Credit Risk
Swaps	(211,243)	236,162
Total Credit Risk	(211,243)	236,162
Interest Rate Risk
Futures Contracts	(1,122,385)	(79,874)
Purchased Options	(575,975)	(353,428)
Written Options	61,342	-
Swaps	1,753,986	(180,348)
Total Interest Rate Risk	116,968	(613,650)
Totals	(94,275)	(377,488)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.
Average Notional Amount ($)
Fidelity Series Investment Grade Securitized Fund	82,272,961

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Series Investment Grade Securitized Fund	Purchased Swaptions	80,936,667

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Investment Grade Securitized Fund	132,315,417

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Securitized Fund	3,439,859,479	3,388,877,214

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Investment Grade Securitized Fund	5	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $26,984.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8,108.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Series Investment Grade Securitized Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Investment Grade Securitized Fund (the "Fund"), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2025

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 3.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $32,040,267 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891237.107
IGS-ANN-1025
Fidelity Advisor® Mortgage Securities Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Mortgage Securities Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 5.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	74,348	75,335
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	155,296	157,214
TOTAL CANADA		232,549
UNITED STATES - 5.6%
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	400,000	402,041
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	1,315,000	1,327,495
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	81,568	82,176
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	130,000	130,224
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	345,000	349,481
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (b)	1,010,000	1,034,515
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	563,069	568,507
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	500,000	504,002
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	400,000	402,607
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	158,000	160,200
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,702
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	830,000	833,120
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	325,000	327,553
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	373,019	373,205
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	120,000	120,497
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	7,270	7,260
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	400,000	403,882
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	28	28
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	106,000	107,229
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (b)	400,000	403,374
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	383,580	384,998
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (b)	315,000	315,019
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	754,204	756,205
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	355,000	358,020
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	152,544	153,301
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	1,080,000	1,085,063
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	59,427	59,603
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	55,000	55,460
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	50,000	50,269
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	5,100,000	5,123,544
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	32,896	32,937
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (b)	235,000	236,456
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (b)(c)	10,808	8,563
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (b)	1,000,000	1,005,369
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	234,000	236,208
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	700,000	700,476
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	4,841	4,844
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	302,000	305,554
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	227,111	228,857
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (b)	2,000,000	2,028,940
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (b)	885,000	868,700
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	91,538	91,595
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	410,000	410,490
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	245,000	246,507
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(d)(e)	580,505	579,316
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(d)	264,159	264,749
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	448,017	449,245
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	1,800,000	1,804,314
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	600,000	603,892
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	241,000	241,507
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	153,000	154,685
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (b)	991,712	925,063
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (b)	1,032,912	1,020,957
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (b)	500,000	510,258
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	1,700,000	1,714,571
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (b)	1,300,000	1,301,015
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	97,097	97,159
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (b)	200,000	201,160
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	190,000	190,760
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	400,000	400,486
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	353,051	358,401
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (b)	344,339	346,783
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	371,897	374,802
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (b)	2,400,000	2,418,297
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	104,226	104,821
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	687,915	688,142
TOTAL UNITED STATES		37,236,459
TOTAL ASSET-BACKED SECURITIES (Cost $37,312,823)		37,469,008

Collateralized Mortgage Obligations - 10.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.8%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	145,378	145,501
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	1,567,256	1,385,821
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(c)	468,122	470,794
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	137,347	135,102
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	72,720	72,333
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	87,801	86,288
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (b)	1,048,555	1,023,302
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (b)	1,457,139	1,443,664
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(d)(e)(h)	72,121	7
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3477% 5/27/2037 (b)(d)(e)	52,762	52,431
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	13,261	13,465
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	20,347	20,735
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	14,448	14,708
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	19,427	19,791
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	6,514	6,611
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	3,084	3,200
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	5,429	5,633
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.0871% 11/25/2032 (d)(f)	1,115	31
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 12/25/2033 (d)(f)	21,609	2,741
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6371% 3/25/2033 (d)(f)	4,362	484
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	49,265	50,167
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2571% 6/25/2035 (d)(f)	37,023	2,642
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 5.9465% 8/25/2035 (d)(e)	1,071	1,132
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	48,054	48,728
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.1771% 12/25/2036 (d)(f)	12,647	1,274
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 1.9771% 5/25/2037 (d)(f)	7,503	709
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 13.8428% 6/25/2037 (d)(e)	24,036	32,877
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 12.8228% 7/25/2037 (d)(e)	3,408	3,915
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	24,244	23,338
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	215,127	213,058
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	88,113	87,764
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (f)	48	0
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (f)	31,935	633
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	19,312	18,046
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	25,243	23,618
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (f)	182	1
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (f)	454	1
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.5871% 1/25/2044 (d)(f)	26,825	3,113
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (f)	142,106	20,382
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	191,473	183,086
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	2,416,945	2,098,397
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (f)	87,687	12,457
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	3,218,337	2,946,738
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	665,605	615,066
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	404,282	368,507
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	181,467	151,941
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	192,848	161,469
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	221,586	190,920
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	95,480	79,550
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	158,875	140,955
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,307,940	1,150,737
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	253,024	220,673
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	253,716	233,868
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	228,248	210,649
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	467,371	447,156
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,041,932	1,804,630
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	182,084	160,096
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	217,588	213,868
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	214,937	186,072
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 8/25/2052 (d)(e)	731,816	720,223
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 9/25/2052 (d)(e)	1,544,789	1,520,317
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (d)(e)	527,898	520,983
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (d)(e)	1,801,315	1,772,737
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	358,911	330,954
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	264,726	248,335
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (d)(e)	1,272,159	1,282,519
Fannie Mae Guaranteed REMIC Series 2023-53 Class FP, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.8984% 11/25/2053 (d)(e)	2,201,822	2,220,941
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (d)(e)	1,404,782	1,416,802
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (d)(e)	228,160	230,029
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (d)(e)	593,082	596,950
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (d)(e)	1,703,372	1,705,450
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 12/25/2054 (d)(e)	943,886	944,475
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (f)	20,967	754
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (d)(e)	1,548,384	1,551,253
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.9484% 8/25/2054 (d)(e)	1,322,409	1,331,923
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (d)(e)	431,347	431,829
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (d)(e)	683,366	686,122
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (d)(e)	693,770	696,292
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (d)(e)	924,822	927,488
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (d)(e)	384,375	384,815
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	447,998	441,876
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	706,556	703,008
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(f)	11,154	1,969
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(f)	6,769	1,019
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (f)	10,573	1,761
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(f)	6,132	1,068
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (f)	20,442	3,277
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	6,605	6,681
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	285,681	281,518
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	144,993	127,681
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	277,778	239,078
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	7,366	7,522
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	7,657	7,835
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	15,748	16,093
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	3,346	3,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	5,523	5,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	16,525	17,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 3.7428% 11/15/2031 (d)(f)	8,074	394
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	16,217	16,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	22,380	23,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (f)	8,167	1,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	324,425	331,668
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	26,921	27,611
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	109,687	111,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	56,756	58,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	69,118	70,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	28,206	28,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1428% 2/15/2036 (d)(f)	9,613	894
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	30,014	31,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	88,817	91,267
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2028% 11/15/2036 (d)(f)	34,387	3,194
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1228% 6/15/2037 (d)(f)	29,662	2,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	11,127	11,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	141,165	143,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	20,206	20,140
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	19,654	18,473
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (f)	12,766	826
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (f)	2	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (f)	16	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (f)	49,331	1,581
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	62,108	61,721
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	44,063	43,878
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4661 Class AC, 4% 4/15/2043	1,378	1,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	166,437	160,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	179,403	176,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	86,126	85,291
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	143,845	135,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	66,357	55,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	116,607	105,643
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5041 Class LA, 1.5% 11/25/2040	770,760	646,446
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5046 Class PT, 1.5% 11/25/2040	583,441	493,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	503,172	430,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	389,834	301,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	169,000	143,516
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	220,235	189,125
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	218,240	185,453
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	921,637	808,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	181,138	163,155
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,220,347	1,085,424
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	206,000	180,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	200,104	175,496
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	190,352	171,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	167,811	147,131
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	212,818	183,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,145,203	1,023,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	167,812	147,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	144,400	130,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	675,224	612,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	120,886	110,906
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	154,994	139,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	379,972	351,613
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	379,972	351,613
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	595,596	591,119
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (d)(e)	817,717	816,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 10/25/2053 (d)(e)	683,709	690,671
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5357 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (d)(e)	2,456,571	2,474,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (d)(e)	593,878	595,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 10/25/2054 (d)(e)	688,619	687,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (d)(e)	1,206,097	1,207,452
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (d)(e)	364,022	363,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (d)(e)	666,333	667,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (d)(e)	570,446	571,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (d)(e)	694,360	692,820
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	17,699	18,047
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	5,971	6,092
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	2,502	2,556
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,725	1,754
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7417% 8/20/2060 (d)(e)(g)	13,451	13,412
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9417% 4/20/2061 (d)(e)(g)	5,602	5,604
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0917% 5/20/2061 (d)(e)(g)	99	98
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	1,125	1,058
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	31,790	29,108
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.33% 8/20/2066 (d)(e)(g)	69,566	69,275
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	45,857	45,879
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0256% 5/16/2034 (d)(f)	27,545	1,611
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7256% 8/17/2034 (d)(f)	9,370	909
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2156% 6/16/2037 (d)(f)	16,479	1,452
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	295,920	290,425
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	65,379	64,104
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (f)	3,789	135
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (f)	85,896	10,096
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	106,039	104,458
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	89,022	82,398
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	364,935	325,656
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.8549% 1/20/2049 (d)(e)	63,535	63,149
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.9549% 10/20/2049 (d)(e)	112,753	110,606
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.9049% 2/20/2049 (d)(e)	217,254	213,850
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	258,248	252,366
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	484,798	488,479
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (b)	794,812	751,298
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	265,720	251,360
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	762,241	767,395
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (b)	1,366,343	1,377,241
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (b)	726,312	679,476
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (b)	343,146	323,438
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (b)	1,088,662	1,044,073
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(c)	886,411	892,536
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	17,755	17,612
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	228,424	228,629
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(c)	586,977	570,175
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (b)	482,028	460,890
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (b)	1,491,546	1,445,806
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (b)	643,568	633,021
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(d)	87,105	85,397
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(d)	253,372	249,133
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	548,029	533,308
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (b)	241,635	227,012
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (b)	1,354,794	1,364,089
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 5.077% 9/25/2043 (d)(e)	194,439	188,249
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(d)	584,387	587,422
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.399% 9/25/2033 (d)	20,036	19,861
TOTAL UNITED STATES		72,651,470
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,569,900)		72,651,470

Commercial Mortgage Securities - 4.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(d)(e)	1,310,000	1,315,731
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	205,037	196,828
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,519,217	1,496,344
BANK Series 2020-BN25 Class XB, 0.5289% 1/15/2063 (d)(f)	7,140,322	129,520
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	643,414	619,449
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (d)(f)	4,920,893	198,372
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	700,000	734,086
BANK5 Series 2025-5YR14 Class XA, 1.2015% 4/15/2058 (d)(f)	5,297,049	210,611
BANK5 Series 2025-5YR14 Class XB, 0.4892% 4/15/2058 (d)(f)	13,100,000	183,281
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (d)(f)	12,099,176	247,178
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(d)(e)	772,269	764,123
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(d)(e)	189,765	190,121
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.8063% 7/15/2058 (d)(f)	6,600,000	180,963
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.9234% 4/15/2058 (d)(f)	2,999,436	86,623
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(d)(e)	843,123	844,176
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(d)	648,634	650,256
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,200,000	1,236,074
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(d)(e)	1,925,612	1,931,024
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(d)(e)	168,000	168,210
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(d)(e)	831,791	833,871
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(d)(e)	1,290,965	1,289,352
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(d)(e)	242,408	242,256
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(d)(e)	400,000	399,875
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 5.166% 10/15/2038 (b)(d)(e)	59,498	59,479
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(d)(e)	1,198,863	1,200,737
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(d)(e)	144,059	144,283
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(d)(e)	100,000	100,016
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	496,379	491,291
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	377,000	381,849
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class XA, 0.8379% 9/10/2058 (d)(f)	1,267,978	40
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,644,000	3,581,570
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6857% 12/10/2049 (d)(f)	6,109,384	28,062
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1594% 8/10/2056 (d)(f)	4,783,600	143,890
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	400,000	356,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	195,596	192,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	1,000,000	991,836
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.2179% 10/10/2048 (d)(f)	1,567,542	96
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	2,200,000	2,150,502
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	196,507
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	263,633	255,708
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(d)(e)	525,649	525,322
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	63,365	62,777
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	455,259	432,496
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(d)(f)	3,909,453	84,944
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2784% 4/15/2038 (b)(d)(e)	18,262	18,262
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(d)(e)	340,811	340,811
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(d)(e)	411,000	411,000
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 5.261% 8/15/2033 (b)(d)(e)	723,006	590,696
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2876% 6/15/2054 (d)(f)	1,028,309	41,349
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(d)(e)	500,000	500,626
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(d)(e)	567,300	567,123
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(d)(e)	276,966	276,879
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(d)(e)	508,000	508,000
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1229% 12/15/2050 (d)(f)	5,043,921	94,394
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0312% 11/15/2048 (d)(f)	1,915,414	105
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9783% 12/15/2050 (d)(f)	6,856,467	106,563
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0657% 8/15/2051 (d)(f)	3,640,588	64,792
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(d)(e)	468,000	466,794
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(d)(e)	637,000	637,987
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(d)(e)	400,000	399,286
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(d)(e)	1,000,000	999,309
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(d)	340,000	341,480
TOTAL UNITED STATES		31,894,148
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,855,884)		31,894,148

U.S. Government Agency - Mortgage Securities - 133.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 133.0%
Fannie Mae 2% 3/1/2052	1,536,956	1,230,743
Fannie Mae 2.5% 1/1/2052	276,624	231,537
Fannie Mae 3% 12/1/2051	156,159	136,896
Fannie Mae 3.5% 12/1/2036	100,374	98,012
Fannie Mae 3.5% 5/1/2036	77,968	76,213
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (d)(e)	6,605	6,794
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (d)(e)	1,489	1,530
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (d)(e)	607	623
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (d)(e)	5,574	5,749
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.609%, 6.359% 8/1/2035 (d)(e)	14,903	15,314
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.464% 11/1/2036 (d)(e)	1,050	1,080
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (d)(e)	992	1,023
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.753% 3/1/2040 (d)(e)	5,312	5,507
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.694% 7/1/2035 (d)(e)	1,130	1,162
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.211% 8/1/2041 (d)(e)	7,523	7,838
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (d)(e)	11,804	12,293
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 6.818% 12/1/2040 (d)(e)	107,472	111,944
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (d)(e)	5,099	5,319
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (d)(e)	1,294	1,325
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (d)(e)	10,498	10,722
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 7.235% 10/1/2033 (d)(e)	1,799	1,833
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,025,013	921,054
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	958,406	859,106
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	127,980	107,105
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,364,944	1,794,909
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	548,799	493,138
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	522,695	469,682
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	283,237	254,511
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	124,563	104,418
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,647,163	2,195,585
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	546,775	491,320
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	126,993	106,366
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	130,363	109,009
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,911,159	1,450,502
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,503	13,009
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	133,181	111,286
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	14,799	13,275
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	59,945	53,940
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	89,293	67,770
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	604,556	458,837
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	132,124	101,475
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,504,327	1,350,345
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	2,154,095	1,994,044
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	799,286	640,541
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	64,177	51,411
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	453,276	417,898
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	39,698	34,573
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	954,785	823,275
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	909,363	738,418
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,977,288	1,600,648
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,452	12,570
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	712,313	614,211
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	570,264	491,644
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	571,146	459,853
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,338,979	1,893,442
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	203,665	163,279
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	50,905	41,208
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	35,448	28,696
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,036,138	954,295
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	140,444	122,465
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,821	12,883
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	975,062	782,320
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	526,383	425,458
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	491,283	397,702
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	88,947	87,016
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,803	13,716
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	597,082	513,429
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,044,198	836,485
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	993,913	804,278
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	55,261	44,683
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	24,733	19,999
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,219	14,068
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2042	1,733,966	1,490,365
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,241	13,839
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,062,299	4,037,900
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	801,760	646,783
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	546,993	442,800
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	490,649	396,882
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	358,549	290,139
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	217,698	175,822
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	214,390	172,749
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	197,552	159,921
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	169,803	136,291
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	53,678	43,403
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	37,477	30,303
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	46,941	41,071
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	983,261	795,659
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	25,002	20,255
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,247,475	1,799,703
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	34,279	29,969
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,337	15,002
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	8,107,585	7,507,719
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	249,856	231,370
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	674,994	583,374
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	456,894	396,681
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,019,642	818,726
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	611,079	493,342
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	360,330	291,693
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,825,781	1,466,018
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	236,817	191,041
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	110,235	89,168
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	32,867	26,370
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	18,261	14,651
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	380,573	352,415
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	88,058	70,822
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	144,907	139,898
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	1,326,430	1,252,548
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,917,326	1,627,590
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	231,247	194,062
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	295,043	246,216
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	156,309	132,298
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	142,456	137,584
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	31,929	30,860
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	120,072	110,817
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	454,527	385,415
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,043,798	1,707,486
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	416,824	353,184
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	191,270	160,752
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	93,355	90,161
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	199,218	187,125
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	423,132	376,816
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	277,292	247,205
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	104,562	93,462
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,390,510	1,997,146
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,274,462	1,919,385
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,013,633	851,272
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	772,021	648,843
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	260,144	251,061
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,951,508	1,884,693
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,534,304	1,288,544
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	695,456	586,885
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	325,261	308,262
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	240,034	227,639
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	105,005	99,616
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	79,173	76,492
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	322,512	291,293
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	103,912	93,685
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	479,778	403,828
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,895,471	1,606,668
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	143,119	138,220
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,127,431	1,964,888
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,254,464	1,115,257
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,837,070	3,240,445
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,761,085	1,485,053
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,450,837	1,230,234
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,311,649	1,115,489
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	32,022	31,008
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	119,567	107,479
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	93,942	84,439
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	92,793	82,759
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	36,689	32,755
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,513,081	1,278,758
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,141,943	967,951
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	828,678	693,094
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	536,836	450,679
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,630,011	1,373,505
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	100,771	84,913
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	3,080,857	2,611,443
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	184,283	165,861
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	95,501	85,688
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	44,227	42,793
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	164,894	137,760
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	361,477	322,610
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,787,101	4,059,212
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	36,647	30,617
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	444,554	429,183
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	532,630	466,595
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,054,433	933,261
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	842,219	740,959
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	111,856	98,058
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	17,606	17,147
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	51,499	50,416
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,480,252	1,305,983
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	105,664	92,597
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	954,033	844,697
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	729,895	639,631
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	17,675	15,605
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	985,347	962,636
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	559,149	546,325
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	231,750	223,737
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	66,020	63,799
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	4,192,782	3,714,891
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	980,163	858,949
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	519,454	455,214
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	375,348	329,516
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	122,269	107,187
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	88,818	87,134
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	578,894	563,957
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	35,424	34,696
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	43,914	40,258
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,437,067	1,269,678
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	525,915	463,671
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,068,835	935,988
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	662,727	580,356
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	633,204	554,502
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	368,972	322,651
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	88,863	86,737
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	28,872	28,146
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	17,032	16,139
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	855,961	767,493
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,003,647	1,770,263
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,040,708	921,113
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,014,839	894,728
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	612,041	536,543
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	163,634	143,295
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	10,271	9,939
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	2,064,773	1,824,269
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,393,811	1,208,376
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	871,991	769,877
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	139,868	123,314
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051 (k)	2,705,381	2,386,878
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	371,175	361,833
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	102,562	100,532
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	5,584	5,351
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	22,723	21,681
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	590,309	539,400
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	50,824	46,605
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	712,613	638,961
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,601,449	2,292,743
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	887,676	782,338
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	570,059	501,521
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,111,949	977,565
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	220,376	215,321
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	863,333	763,312
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	17,556	16,573
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	276,943	256,052
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	54,744	50,665
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	246,272	228,464
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	216,923	197,391
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	74,986	68,398
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	52,759	49,723
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,357	15,426
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,717	5,379
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	75,247	69,806
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,471,513	2,280,441
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	228,882	212,331
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	15,091	14,199
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,893	13,048
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	9,269	8,685
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,809	5,472
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,392	3,145
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	349,817	318,646
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,448	8,892
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,330,917	1,252,286
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	481,475	445,155
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	89,647	82,885
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	51,994	48,121
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,288	10,635
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	136,798	126,906
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	70,757	65,641
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	196,116	178,518
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	77,657	72,904
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	46,609	43,137
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	104,161	97,908
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	73,938	69,428
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	17,743	16,680
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	11,269	10,603
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	28,972	26,497
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	209,844	191,063
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	14,123	13,334
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	154,657	151,651
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	50,847	49,858
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	477,107	449,778
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	198,099	194,248
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	227,734	214,915
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	12,156	11,438
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	95,517	88,401
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	74,967	69,453
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	75,587	71,298
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	33,575	31,666
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,609	14,760
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	51,066	47,310
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	145,783	135,241
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	692,281	629,675
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	323,395	314,834
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,889	11,582
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,599	4,486
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	215,019	206,617
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	26,858	25,513
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,870	6,695
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	14,045	13,710
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,769	11,414
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	33,537	31,951
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	119,779	116,626
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,193	10,940
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	93,195	90,592
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	50,724	48,120
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	35,558	33,791
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,789	6,601
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	145,612	140,231
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	21,001	19,949
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	267,745	260,644
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	30,394	29,578
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	14,692	14,234
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,684	7,517
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,564	6,389
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	18,897	17,945
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	41,210	40,206
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	17,034	16,625
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	125,102	121,315
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,592	20,937
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,278	20,682
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	14,137	13,678
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	181,993	176,618
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	105,403	100,026
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	130,159	126,448
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	91,518	88,918
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	45,048	43,763
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	25,077	24,324
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	18,751	18,177
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	75,390	72,323
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	51,406	49,323
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	2,308,761	2,172,939
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	954,048	901,202
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	42,505	39,858
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	21,358	20,842
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	10,997	10,723
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,682	1,644
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	306,605	288,376
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	296,214	278,603
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	763,671	720,654
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,480	6,200
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	27,514	26,155
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,380	9,867
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	43,301	41,119
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,129	5,022
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	43,601	43,629
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	9,531	9,522
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	33,418	33,104
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	82,244	82,341
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	772,959	759,639
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	366,904	354,504
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	90,483	90,423
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	27,825	27,794
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	7,032	6,992
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,435,795	1,387,273
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	993,824	960,238
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	66,260	66,187
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	135,859	135,709
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	178,614	178,367
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	62,763	62,616
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	434,502	434,170
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	119,657	119,540
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	35,201	35,108
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	364,884	365,894
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	45,079	44,851
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,918	6,782
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	8,193	8,174
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,732	7,720
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	455,110	444,139
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	25,933	25,903
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	922,938	921,103
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	694,404	693,675
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,243,556	2,237,694
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	976,063	977,173
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	504,788	504,258
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	43,485	44,058
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	205,030	207,122
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	24,575	24,860
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	97,082	97,223
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	10,885	11,047
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	530,686	537,621
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	7,074	7,184
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	19,066	19,300
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,233	1,253
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (d)	70,393	71,284
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	975,828	995,211
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,161,490	1,171,131
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	1,322,001	1,332,975
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	330,793	335,814
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	910,043	924,423
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	397,148	405,161
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	757,422	764,183
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	652,973	662,883
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	891,332	898,174
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,359,958	1,387,397
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	742,897	759,279
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	283,886	286,420
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,343,160	1,354,309
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	748,461	777,522
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	8,706,023	9,003,245
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,017,202	1,045,940
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	812,998	842,786
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	305,382	317,334
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	112,502	116,976
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	269,683	276,025
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,154,741	1,196,058
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	375,485	384,784
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,326,221	1,359,065
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,829,943	1,874,118
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	873,469	904,722
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	926,736	959,243
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	702,506	726,709
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,937,627	1,984,401
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,034,545	1,059,519
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,896,540	1,946,767
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	252,408	260,157
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,603,334	1,641,537
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	657,411	683,347
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	720,298	754,586
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	280,261	295,310
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,629	7,050
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	583,206	611,014
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,967	2,094
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	659	697
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	395,378	410,740
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	479,786	505,549
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	425	449
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	831	888
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	696,429	732,682
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	9,208	9,770
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	620,012	643,860
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	670	712
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,887,767	4,093,795
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	713,007	740,431
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,184	3,386
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,818	1,934
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	567,701	595,124
Fannie Mae Mortgage pass-thru certificates 6.773% 2/1/2039 (d)	19,015	19,755
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	568	572
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	441	444
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	308	310
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	485	495
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	19,422	20,421
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	719	723
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	838	843
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	105	105
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	31	30
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,225	1,301
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	7,150	7,655
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,304	1,394
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,734	3,972
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,160	3,379
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,495	1,600
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	800	854
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	438	466
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	321	342
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	274	293
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	177	187
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,270	1,327
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	19,616	20,975
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	87	90
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	4,953	5,313
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2029	16	15
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,676	5,047
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	13,109	13,971
Freddie Mac Gold Pool 1.5% 1/1/2036	557,875	501,294
Freddie Mac Gold Pool 1.5% 1/1/2051	2,344,493	1,779,387
Freddie Mac Gold Pool 1.5% 10/1/2036	176,889	158,230
Freddie Mac Gold Pool 1.5% 11/1/2035	518,599	466,002
Freddie Mac Gold Pool 1.5% 11/1/2035	15,786	14,185
Freddie Mac Gold Pool 1.5% 11/1/2050	58,086	44,557
Freddie Mac Gold Pool 1.5% 12/1/2035	547,445	491,922
Freddie Mac Gold Pool 1.5% 12/1/2040	76,585	64,143
Freddie Mac Gold Pool 1.5% 12/1/2050	39,598	30,375
Freddie Mac Gold Pool 1.5% 12/1/2050	24,939	19,154
Freddie Mac Gold Pool 1.5% 2/1/2041	131,684	110,103
Freddie Mac Gold Pool 1.5% 2/1/2051	2,381,742	1,807,658
Freddie Mac Gold Pool 1.5% 3/1/2041	133,450	111,587
Freddie Mac Gold Pool 1.5% 3/1/2051	975,796	740,594
Freddie Mac Gold Pool 1.5% 3/1/2051	27,540	21,151
Freddie Mac Gold Pool 1.5% 4/1/2041	598,217	499,949
Freddie Mac Gold Pool 1.5% 4/1/2041	135,838	113,398
Freddie Mac Gold Pool 1.5% 4/1/2051	1,849,817	1,403,946
Freddie Mac Gold Pool 1.5% 5/1/2036	1,263,852	1,133,695
Freddie Mac Gold Pool 1.5% 6/1/2051	34,331	26,367
Freddie Mac Gold Pool 1.5% 7/1/2035	212,686	191,913
Freddie Mac Gold Pool 1.5% 8/1/2035	438,575	395,739
Freddie Mac Gold Pool 2% 1/1/2051	8,887,860	7,122,657
Freddie Mac Gold Pool 2% 1/1/2052	168,878	136,498
Freddie Mac Gold Pool 2% 1/1/2052	117,459	95,122
Freddie Mac Gold Pool 2% 1/1/2052	42,909	34,736
Freddie Mac Gold Pool 2% 10/1/2041	17,946	15,475
Freddie Mac Gold Pool 2% 11/1/2041	534,935	461,046
Freddie Mac Gold Pool 2% 11/1/2050	4,431,167	3,555,254
Freddie Mac Gold Pool 2% 11/1/2050	16,146	13,080
Freddie Mac Gold Pool 2% 11/1/2051	367,607	294,712
Freddie Mac Gold Pool 2% 12/1/2051	372,007	300,681
Freddie Mac Gold Pool 2% 12/1/2051	141,725	114,463
Freddie Mac Gold Pool 2% 12/1/2051	136,990	109,954
Freddie Mac Gold Pool 2% 12/1/2051	51,505	41,292
Freddie Mac Gold Pool 2% 12/1/2051	22,350	18,092
Freddie Mac Gold Pool 2% 12/1/2051	18,803	15,221
Freddie Mac Gold Pool 2% 2/1/2042	411,151	353,673
Freddie Mac Gold Pool 2% 2/1/2052	444,453	358,958
Freddie Mac Gold Pool 2% 2/1/2052	165,345	133,850
Freddie Mac Gold Pool 2% 3/1/2041	111,109	96,885
Freddie Mac Gold Pool 2% 3/1/2051	1,139,667	915,100
Freddie Mac Gold Pool 2% 3/1/2052	558,223	448,402
Freddie Mac Gold Pool 2% 4/1/2041	1,230,413	1,065,879
Freddie Mac Gold Pool 2% 4/1/2052	1,473,299	1,183,452
Freddie Mac Gold Pool 2% 5/1/2051	3,793,733	3,061,605
Freddie Mac Gold Pool 2% 5/1/2051	248,397	201,004
Freddie Mac Gold Pool 2% 5/1/2051	190,657	152,970
Freddie Mac Gold Pool 2% 5/1/2051	79,257	63,590
Freddie Mac Gold Pool 2% 5/1/2051	21,929	17,766
Freddie Mac Gold Pool 2% 6/1/2050	6,820,112	5,478,368
Freddie Mac Gold Pool 2% 6/1/2050	1,904,496	1,541,721
Freddie Mac Gold Pool 2% 7/1/2041	1,671,775	1,452,882
Freddie Mac Gold Pool 2% 7/1/2041	17,236	14,901
Freddie Mac Gold Pool 2% 7/1/2051	135,571	109,662
Freddie Mac Gold Pool 2% 8/1/2051	201,362	161,559
Freddie Mac Gold Pool 2% 9/1/2050	1,401,832	1,125,607
Freddie Mac Gold Pool 2% 9/1/2050	443,290	355,665
Freddie Mac Gold Pool 2.5% 1/1/2041	314,388	281,972
Freddie Mac Gold Pool 2.5% 1/1/2042	417,392	371,402
Freddie Mac Gold Pool 2.5% 10/1/2041	204,034	181,907
Freddie Mac Gold Pool 2.5% 10/1/2050	1,136,097	958,380
Freddie Mac Gold Pool 2.5% 10/1/2051	296,251	248,984
Freddie Mac Gold Pool 2.5% 11/1/2031	121,666	117,501
Freddie Mac Gold Pool 2.5% 11/1/2041	2,885,320	2,582,896
Freddie Mac Gold Pool 2.5% 11/1/2041	141,830	126,770
Freddie Mac Gold Pool 2.5% 11/1/2041	80,534	72,152
Freddie Mac Gold Pool 2.5% 11/1/2050	3,780,712	3,195,213
Freddie Mac Gold Pool 2.5% 11/1/2050	1,241,820	1,052,998
Freddie Mac Gold Pool 2.5% 11/1/2051	115,366	96,383
Freddie Mac Gold Pool 2.5% 12/1/2051	1,162,957	976,678
Freddie Mac Gold Pool 2.5% 2/1/2035	269,224	255,322
Freddie Mac Gold Pool 2.5% 2/1/2042	548,556	490,759
Freddie Mac Gold Pool 2.5% 2/1/2051	7,009,558	5,943,740
Freddie Mac Gold Pool 2.5% 2/1/2051	411,659	345,592
Freddie Mac Gold Pool 2.5% 3/1/2050	280,597	236,178
Freddie Mac Gold Pool 2.5% 3/1/2051	383,458	321,917
Freddie Mac Gold Pool 2.5% 4/1/2042	89,978	80,177
Freddie Mac Gold Pool 2.5% 4/1/2052	1,072,122	907,428
Freddie Mac Gold Pool 2.5% 4/1/2052	422,574	357,132
Freddie Mac Gold Pool 2.5% 5/1/2035	519,501	491,863
Freddie Mac Gold Pool 2.5% 5/1/2041	1,168,924	1,052,884
Freddie Mac Gold Pool 2.5% 5/1/2051	1,156,841	967,565
Freddie Mac Gold Pool 2.5% 5/1/2051	1,087,906	922,148
Freddie Mac Gold Pool 2.5% 5/1/2052	1,200,799	1,014,087
Freddie Mac Gold Pool 2.5% 6/1/2031	28,257	27,391
Freddie Mac Gold Pool 2.5% 6/1/2041	107,410	96,305
Freddie Mac Gold Pool 2.5% 7/1/2036	379,542	358,164
Freddie Mac Gold Pool 2.5% 7/1/2041	1,485,891	1,338,026
Freddie Mac Gold Pool 2.5% 7/1/2050	2,076,039	1,762,319
Freddie Mac Gold Pool 2.5% 7/1/2051	1,633,152	1,377,172
Freddie Mac Gold Pool 2.5% 8/1/2041	534,147	476,480
Freddie Mac Gold Pool 2.5% 8/1/2041	65,394	58,666
Freddie Mac Gold Pool 2.5% 9/1/2041	143,184	128,319
Freddie Mac Gold Pool 3% 1/1/2043	45,466	41,783
Freddie Mac Gold Pool 3% 1/1/2052	535,880	469,609
Freddie Mac Gold Pool 3% 1/1/2052	86,479	75,730
Freddie Mac Gold Pool 3% 10/1/2049	324,066	284,800
Freddie Mac Gold Pool 3% 10/1/2051	1,134,873	997,010
Freddie Mac Gold Pool 3% 11/1/2032	638,728	622,252
Freddie Mac Gold Pool 3% 11/1/2050	71,166	62,365
Freddie Mac Gold Pool 3% 11/1/2051	18,305	16,041
Freddie Mac Gold Pool 3% 12/1/2030	26,727	26,165
Freddie Mac Gold Pool 3% 12/1/2032	192,695	188,276
Freddie Mac Gold Pool 3% 12/1/2032	75,231	73,367
Freddie Mac Gold Pool 3% 12/1/2042	235,934	217,051
Freddie Mac Gold Pool 3% 12/1/2050	579,601	507,924
Freddie Mac Gold Pool 3% 12/1/2051	1,085,619	951,364
Freddie Mac Gold Pool 3% 2/1/2033	25,263	24,744
Freddie Mac Gold Pool 3% 2/1/2043	25,754	23,771
Freddie Mac Gold Pool 3% 2/1/2043	13,239	12,179
Freddie Mac Gold Pool 3% 3/1/2043	21,504	19,771
Freddie Mac Gold Pool 3% 3/1/2050	587,576	516,014
Freddie Mac Gold Pool 3% 3/1/2052	809,041	708,484
Freddie Mac Gold Pool 3% 3/1/2052	93,890	81,986
Freddie Mac Gold Pool 3% 3/1/2052	43,843	38,394
Freddie Mac Gold Pool 3% 4/1/2032	6,201	6,066
Freddie Mac Gold Pool 3% 4/1/2032	4,285	4,193
Freddie Mac Gold Pool 3% 4/1/2034	90,618	87,892
Freddie Mac Gold Pool 3% 4/1/2037	250,373	239,760
Freddie Mac Gold Pool 3% 4/1/2046	32,666	29,338
Freddie Mac Gold Pool 3% 4/1/2046	29,313	26,327
Freddie Mac Gold Pool 3% 4/1/2050	591,816	519,738
Freddie Mac Gold Pool 3% 4/1/2051	57,706	50,534
Freddie Mac Gold Pool 3% 5/1/2046	492,493	442,312
Freddie Mac Gold Pool 3% 5/1/2046	78,328	70,347
Freddie Mac Gold Pool 3% 5/1/2052	705,267	618,049
Freddie Mac Gold Pool 3% 6/1/2046	487,106	437,474
Freddie Mac Gold Pool 3% 6/1/2050	952,370	841,438
Freddie Mac Gold Pool 3% 6/1/2052	143,726	125,862
Freddie Mac Gold Pool 3% 7/1/2032	11,972	11,690
Freddie Mac Gold Pool 3% 8/1/2032	13,618	13,300
Freddie Mac Gold Pool 3% 8/1/2032	9,424	9,200
Freddie Mac Gold Pool 3% 9/1/2048	640,736	567,705
Freddie Mac Gold Pool 3% 9/1/2049	9,803	8,692
Freddie Mac Gold Pool 3% 9/1/2050	17,087	14,974
Freddie Mac Gold Pool 3% 9/1/2051	19,552	17,140
Freddie Mac Gold Pool 3.5% 1/1/2046	47,318	43,923
Freddie Mac Gold Pool 3.5% 10/1/2047	7,389	6,855
Freddie Mac Gold Pool 3.5% 11/1/2033	271,259	266,380
Freddie Mac Gold Pool 3.5% 11/1/2047	50,437	46,790
Freddie Mac Gold Pool 3.5% 12/1/2033	96,269	94,569
Freddie Mac Gold Pool 3.5% 12/1/2046	88,574	81,998
Freddie Mac Gold Pool 3.5% 12/1/2047	11,485	10,654
Freddie Mac Gold Pool 3.5% 2/1/2034	231,541	226,381
Freddie Mac Gold Pool 3.5% 2/1/2043	247,567	233,530
Freddie Mac Gold Pool 3.5% 2/1/2043	24,149	22,935
Freddie Mac Gold Pool 3.5% 2/1/2052	167,946	153,191
Freddie Mac Gold Pool 3.5% 3/1/2032	121,385	119,601
Freddie Mac Gold Pool 3.5% 3/1/2046	656,909	611,626
Freddie Mac Gold Pool 3.5% 4/1/2042	582,901	552,389
Freddie Mac Gold Pool 3.5% 4/1/2043	276,498	260,510
Freddie Mac Gold Pool 3.5% 4/1/2043	29,778	28,108
Freddie Mac Gold Pool 3.5% 4/1/2043	8,368	7,879
Freddie Mac Gold Pool 3.5% 4/1/2046	447,058	414,704
Freddie Mac Gold Pool 3.5% 4/1/2046	86,941	80,758
Freddie Mac Gold Pool 3.5% 4/1/2052 (i)(j)	10,282,824	9,405,116
Freddie Mac Gold Pool 3.5% 4/1/2052	1,098,828	993,360
Freddie Mac Gold Pool 3.5% 5/1/2034	112,414	110,099
Freddie Mac Gold Pool 3.5% 5/1/2045	870,769	812,653
Freddie Mac Gold Pool 3.5% 5/1/2045	10,623	9,875
Freddie Mac Gold Pool 3.5% 5/1/2046	970,931	903,394
Freddie Mac Gold Pool 3.5% 5/1/2046	511,433	475,059
Freddie Mac Gold Pool 3.5% 5/1/2046	124,275	115,281
Freddie Mac Gold Pool 3.5% 5/1/2052	137,126	123,965
Freddie Mac Gold Pool 3.5% 6/1/2032	399,038	393,017
Freddie Mac Gold Pool 3.5% 6/1/2042	31,435	29,723
Freddie Mac Gold Pool 3.5% 6/1/2045	1,040,452	972,139
Freddie Mac Gold Pool 3.5% 6/1/2045	169,188	158,523
Freddie Mac Gold Pool 3.5% 7/1/2032	391,608	385,602
Freddie Mac Gold Pool 3.5% 7/1/2032	86,957	85,646
Freddie Mac Gold Pool 3.5% 7/1/2042	355,641	335,516
Freddie Mac Gold Pool 3.5% 7/1/2047	123,533	114,755
Freddie Mac Gold Pool 3.5% 8/1/2034	188,901	184,939
Freddie Mac Gold Pool 3.5% 8/1/2047	190,177	176,663
Freddie Mac Gold Pool 3.5% 8/1/2047	21,900	20,317
Freddie Mac Gold Pool 3.5% 8/1/2047	14,997	13,931
Freddie Mac Gold Pool 3.5% 9/1/2042	451,056	425,022
Freddie Mac Gold Pool 3.5% 9/1/2042	349,101	329,134
Freddie Mac Gold Pool 3.5% 9/1/2046	117,716	109,087
Freddie Mac Gold Pool 3.5% 9/1/2046	28,288	26,240
Freddie Mac Gold Pool 3.5% 9/1/2047	6,405	5,942
Freddie Mac Gold Pool 3.5% 9/1/2047	5,983	5,550
Freddie Mac Gold Pool 4% 1/1/2036	205,684	203,399
Freddie Mac Gold Pool 4% 1/1/2042	99,414	96,646
Freddie Mac Gold Pool 4% 1/1/2044	23,670	22,864
Freddie Mac Gold Pool 4% 1/1/2044	11,677	11,258
Freddie Mac Gold Pool 4% 10/1/2041	13,444	13,085
Freddie Mac Gold Pool 4% 10/1/2042	7,591	7,369
Freddie Mac Gold Pool 4% 10/1/2043	29,839	28,832
Freddie Mac Gold Pool 4% 10/1/2043	15,618	15,058
Freddie Mac Gold Pool 4% 10/1/2043	10,354	10,039
Freddie Mac Gold Pool 4% 10/1/2048	195,723	185,433
Freddie Mac Gold Pool 4% 10/1/2052	989,273	935,712
Freddie Mac Gold Pool 4% 11/1/2040	471,753	459,596
Freddie Mac Gold Pool 4% 11/1/2042	148,784	144,623
Freddie Mac Gold Pool 4% 11/1/2042	65,403	63,670
Freddie Mac Gold Pool 4% 11/1/2042	25,858	25,104
Freddie Mac Gold Pool 4% 11/1/2042	22,194	21,509
Freddie Mac Gold Pool 4% 11/1/2042	10,212	9,887
Freddie Mac Gold Pool 4% 11/1/2042	995	980
Freddie Mac Gold Pool 4% 11/1/2043	161,895	156,939
Freddie Mac Gold Pool 4% 11/1/2048	39,050	37,082
Freddie Mac Gold Pool 4% 12/1/2047	506,321	481,422
Freddie Mac Gold Pool 4% 2/1/2041	195,278	190,423
Freddie Mac Gold Pool 4% 2/1/2042	28,316	27,583
Freddie Mac Gold Pool 4% 2/1/2043	17,194	16,622
Freddie Mac Gold Pool 4% 2/1/2043	7,411	7,159
Freddie Mac Gold Pool 4% 2/1/2044	15,770	15,233
Freddie Mac Gold Pool 4% 2/1/2044	8,605	8,339
Freddie Mac Gold Pool 4% 2/1/2045	156,225	150,753
Freddie Mac Gold Pool 4% 2/1/2045	1,316	1,267
Freddie Mac Gold Pool 4% 2/1/2048	231,983	221,010
Freddie Mac Gold Pool 4% 2/1/2052	13,744	13,051
Freddie Mac Gold Pool 4% 3/1/2042	33,100	32,200
Freddie Mac Gold Pool 4% 3/1/2042	30,277	29,401
Freddie Mac Gold Pool 4% 3/1/2049	549,189	520,313
Freddie Mac Gold Pool 4% 4/1/2042	510,483	495,793
Freddie Mac Gold Pool 4% 4/1/2042	26,482	25,761
Freddie Mac Gold Pool 4% 4/1/2042	10,274	9,997
Freddie Mac Gold Pool 4% 4/1/2043	11,958	11,602
Freddie Mac Gold Pool 4% 4/1/2048	22,697	21,602
Freddie Mac Gold Pool 4% 4/1/2048	20,500	19,511
Freddie Mac Gold Pool 4% 4/1/2048	11,068	10,534
Freddie Mac Gold Pool 4% 4/1/2048	5,147	4,898
Freddie Mac Gold Pool 4% 4/1/2048	4,435	4,221
Freddie Mac Gold Pool 4% 5/1/2042	33,812	32,931
Freddie Mac Gold Pool 4% 5/1/2043	13,580	13,121
Freddie Mac Gold Pool 4% 5/1/2043	5,659	5,462
Freddie Mac Gold Pool 4% 5/1/2043	1,861	1,799
Freddie Mac Gold Pool 4% 5/1/2045	58,231	56,676
Freddie Mac Gold Pool 4% 5/1/2048	347,412	330,231
Freddie Mac Gold Pool 4% 6/1/2043	15,818	15,399
Freddie Mac Gold Pool 4% 6/1/2045	34,783	33,488
Freddie Mac Gold Pool 4% 6/1/2047	147,763	141,236
Freddie Mac Gold Pool 4% 6/1/2047	88,702	84,315
Freddie Mac Gold Pool 4% 6/1/2048	358,682	340,383
Freddie Mac Gold Pool 4% 7/1/2042	287,618	278,931
Freddie Mac Gold Pool 4% 7/1/2043	28,539	27,572
Freddie Mac Gold Pool 4% 7/1/2043	27,844	27,003
Freddie Mac Gold Pool 4% 7/1/2043	10,256	9,899
Freddie Mac Gold Pool 4% 7/1/2043	10,000	9,650
Freddie Mac Gold Pool 4% 7/1/2043	8,896	8,584
Freddie Mac Gold Pool 4% 7/1/2045	98,640	94,926
Freddie Mac Gold Pool 4% 7/1/2048	117,884	112,898
Freddie Mac Gold Pool 4% 8/1/2041	2,995	2,914
Freddie Mac Gold Pool 4% 8/1/2044	4,172	4,050
Freddie Mac Gold Pool 4% 8/1/2044	4,136	3,989
Freddie Mac Gold Pool 4% 8/1/2048	164,066	155,696
Freddie Mac Gold Pool 4% 9/1/2041	27,747	27,012
Freddie Mac Gold Pool 4% 9/1/2042	1,402,713	1,362,393
Freddie Mac Gold Pool 4% 9/1/2042	16,348	15,940
Freddie Mac Gold Pool 4% 9/1/2043	20,247	19,616
Freddie Mac Gold Pool 4% 9/1/2043	15,960	15,398
Freddie Mac Gold Pool 4% 9/1/2043	7,484	7,215
Freddie Mac Gold Pool 4% 9/1/2043	3,248	3,156
Freddie Mac Gold Pool 4% 9/1/2043	2,794	2,704
Freddie Mac Gold Pool 4% 9/1/2048	205,290	194,945
Freddie Mac Gold Pool 4% 9/1/2048	40,369	38,335
Freddie Mac Gold Pool 4% 9/1/2051	14,712	13,985
Freddie Mac Gold Pool 4.5% 1/1/2041	128,680	128,711
Freddie Mac Gold Pool 4.5% 1/1/2053	151,370	146,207
Freddie Mac Gold Pool 4.5% 10/1/2035	5,682	5,695
Freddie Mac Gold Pool 4.5% 10/1/2039	550,212	550,576
Freddie Mac Gold Pool 4.5% 10/1/2039	138,492	138,543
Freddie Mac Gold Pool 4.5% 10/1/2039	9,646	9,648
Freddie Mac Gold Pool 4.5% 10/1/2040	13,885	13,877
Freddie Mac Gold Pool 4.5% 10/1/2041	67,629	67,613
Freddie Mac Gold Pool 4.5% 10/1/2047	9,268	9,091
Freddie Mac Gold Pool 4.5% 10/1/2052	518,579	501,054
Freddie Mac Gold Pool 4.5% 11/1/2039	6,630	6,635
Freddie Mac Gold Pool 4.5% 11/1/2040	68,904	68,913
Freddie Mac Gold Pool 4.5% 11/1/2047	20,064	19,611
Freddie Mac Gold Pool 4.5% 12/1/2039	5,676	5,677
Freddie Mac Gold Pool 4.5% 12/1/2040	11,649	11,642
Freddie Mac Gold Pool 4.5% 12/1/2048	598,351	585,984
Freddie Mac Gold Pool 4.5% 12/1/2052	448,027	432,886
Freddie Mac Gold Pool 4.5% 2/1/2041	21,525	21,534
Freddie Mac Gold Pool 4.5% 2/1/2041	19,047	19,049
Freddie Mac Gold Pool 4.5% 2/1/2041	18,404	18,388
Freddie Mac Gold Pool 4.5% 2/1/2041	14,959	14,942
Freddie Mac Gold Pool 4.5% 2/1/2041	9,289	9,282
Freddie Mac Gold Pool 4.5% 2/1/2047	13,808	13,562
Freddie Mac Gold Pool 4.5% 3/1/2041	44,906	44,911
Freddie Mac Gold Pool 4.5% 3/1/2041	17,673	17,672
Freddie Mac Gold Pool 4.5% 3/1/2041	9,836	9,837
Freddie Mac Gold Pool 4.5% 3/1/2044	1,849	1,843
Freddie Mac Gold Pool 4.5% 3/1/2047	10,865	10,671
Freddie Mac Gold Pool 4.5% 4/1/2041	16,715	16,695
Freddie Mac Gold Pool 4.5% 4/1/2041	15,082	15,082
Freddie Mac Gold Pool 4.5% 5/1/2039	80,705	80,774
Freddie Mac Gold Pool 4.5% 5/1/2039	35,908	35,945
Freddie Mac Gold Pool 4.5% 5/1/2039	6,867	6,871
Freddie Mac Gold Pool 4.5% 5/1/2041	21,500	21,473
Freddie Mac Gold Pool 4.5% 5/1/2041	19,810	19,796
Freddie Mac Gold Pool 4.5% 6/1/2041	32,370	32,388
Freddie Mac Gold Pool 4.5% 6/1/2041	13,919	13,928
Freddie Mac Gold Pool 4.5% 6/1/2041	3,217	3,222
Freddie Mac Gold Pool 4.5% 7/1/2047	9,761	9,581
Freddie Mac Gold Pool 4.5% 8/1/2040	74,321	74,338
Freddie Mac Gold Pool 4.5% 8/1/2041	3,012	3,013
Freddie Mac Gold Pool 4.5% 8/1/2041	2,494	2,495
Freddie Mac Gold Pool 4.5% 8/1/2055	421,251	405,764
Freddie Mac Gold Pool 4.5% 9/1/2039	25,724	25,743
Freddie Mac Gold Pool 4.5% 9/1/2039	1,826	1,828
Freddie Mac Gold Pool 4.5% 9/1/2041	5,043	5,044
Freddie Mac Gold Pool 5% 1/1/2035	12,029	12,202
Freddie Mac Gold Pool 5% 1/1/2053	738,421	736,261
Freddie Mac Gold Pool 5% 10/1/2052	594,990	594,365
Freddie Mac Gold Pool 5% 11/1/2033	112,659	114,213
Freddie Mac Gold Pool 5% 11/1/2052	1,369,890	1,368,023
Freddie Mac Gold Pool 5% 11/1/2052	588,438	589,107
Freddie Mac Gold Pool 5% 11/1/2053	882,982	884,262
Freddie Mac Gold Pool 5% 12/1/2034	45,796	46,479
Freddie Mac Gold Pool 5% 12/1/2052	1,390,743	1,388,848
Freddie Mac Gold Pool 5% 12/1/2052	218,251	217,681
Freddie Mac Gold Pool 5% 12/1/2052	160,467	160,048
Freddie Mac Gold Pool 5% 4/1/2054	104,676	104,795
Freddie Mac Gold Pool 5% 7/1/2033	5,825	5,829
Freddie Mac Gold Pool 5% 7/1/2041	8,262	8,401
Freddie Mac Gold Pool 5% 8/1/2036	67,096	68,177
Freddie Mac Gold Pool 5.5% 1/1/2055	1,465,726	1,497,589
Freddie Mac Gold Pool 5.5% 10/1/2053	182,411	183,982
Freddie Mac Gold Pool 5.5% 2/1/2054	77,644	78,386
Freddie Mac Gold Pool 5.5% 3/1/2053	3,020,850	3,085,575
Freddie Mac Gold Pool 5.5% 3/1/2055	2,632,745	2,648,841
Freddie Mac Gold Pool 5.5% 5/1/2053	840,347	853,362
Freddie Mac Gold Pool 5.5% 5/1/2055	2,241,197	2,254,899
Freddie Mac Gold Pool 6% 10/1/2034	11,640	12,038
Freddie Mac Gold Pool 6% 10/1/2054	794,679	825,534
Freddie Mac Gold Pool 6% 11/1/2028	648	663
Freddie Mac Gold Pool 6% 11/1/2053	166,152	171,253
Freddie Mac Gold Pool 6% 2/1/2029	564	577
Freddie Mac Gold Pool 6% 4/1/2032	15,283	15,866
Freddie Mac Gold Pool 6% 4/1/2054	2,091,170	2,168,443
Freddie Mac Gold Pool 6% 5/1/2033	11,295	11,683
Freddie Mac Gold Pool 6% 5/1/2054	1,132,534	1,176,154
Freddie Mac Gold Pool 6% 6/1/2029	978	999
Freddie Mac Gold Pool 6% 6/1/2029	219	223
Freddie Mac Gold Pool 6% 7/1/2029	2,552	2,615
Freddie Mac Gold Pool 6% 7/1/2029	91	92
Freddie Mac Gold Pool 6% 7/1/2029	32	32
Freddie Mac Gold Pool 6% 7/1/2039	2,745,664	2,834,899
Freddie Mac Gold Pool 6% 8/1/2055	1,800,000	1,869,467
Freddie Mac Gold Pool 6% 9/1/2033	20,925	21,801
Freddie Mac Gold Pool 6% 9/1/2036	50,934	53,772
Freddie Mac Gold Pool 6% 9/1/2054	725,863	754,500
Freddie Mac Gold Pool 6% 9/1/2054	182,880	189,009
Freddie Mac Gold Pool 6.5% 1/1/2032	12,283	12,821
Freddie Mac Gold Pool 6.5% 1/1/2054	1,287,965	1,349,276
Freddie Mac Gold Pool 6.5% 1/1/2054	940,761	986,426
Freddie Mac Gold Pool 6.5% 10/1/2032	12,966	13,594
Freddie Mac Gold Pool 6.5% 10/1/2053	304,194	318,888
Freddie Mac Gold Pool 6.5% 10/1/2053	302,958	317,403
Freddie Mac Gold Pool 6.5% 2/1/2037	1,674	1,774
Freddie Mac Gold Pool 6.5% 2/1/2054	5,493,020	5,754,506
Freddie Mac Gold Pool 6.5% 3/1/2032	2,099	2,196
Freddie Mac Gold Pool 6.5% 3/1/2032	1,156	1,212
Freddie Mac Gold Pool 6.5% 3/1/2037	1,265	1,354
Freddie Mac Gold Pool 6.5% 4/1/2032	1,034	1,083
Freddie Mac Gold Pool 6.5% 4/1/2032	903	944
Freddie Mac Gold Pool 6.5% 5/1/2031	2,376	2,481
Freddie Mac Gold Pool 6.5% 5/1/2033	27,270	28,265
Freddie Mac Gold Pool 6.5% 6/1/2054	1,388,358	1,461,499
Freddie Mac Gold Pool 6.5% 6/1/2054	260,911	275,227
Freddie Mac Gold Pool 6.5% 9/1/2039	20,623	22,077
Freddie Mac Gold Pool 6.5% 9/1/2053	82,201	86,120
Freddie Mac Gold Pool 6.5% 9/1/2053	81,169	85,446
Freddie Mac Gold Pool 6.5% 9/1/2054	3,742,742	3,951,611
Freddie Mac Gold Pool 6.5% 9/1/2054	310,040	327,149
Freddie Mac Gold Pool 7% 1/1/2036	3,390	3,584
Freddie Mac Gold Pool 7% 11/1/2026	294	297
Freddie Mac Gold Pool 7% 11/1/2034	6,296	6,697
Freddie Mac Gold Pool 7% 11/1/2034	5,566	5,884
Freddie Mac Gold Pool 7% 12/1/2026	836	843
Freddie Mac Gold Pool 7% 3/1/2026	212	212
Freddie Mac Gold Pool 7% 7/1/2026	107	106
Freddie Mac Gold Pool 7% 7/1/2029	8,989	9,451
Freddie Mac Gold Pool 7% 8/1/2026	1,040	1,045
Freddie Mac Gold Pool 7% 8/1/2034	4,731	5,083
Freddie Mac Gold Pool 7% 9/1/2026	1,347	1,357
Freddie Mac Gold Pool 7% 9/1/2035	14,315	15,179
Freddie Mac Gold Pool 7.5% 1/1/2027	16	16
Freddie Mac Gold Pool 7.5% 11/1/2029	901	940
Freddie Mac Gold Pool 7.5% 11/1/2029	181	186
Freddie Mac Gold Pool 7.5% 2/1/2032	73,524	78,308
Freddie Mac Gold Pool 7.5% 6/1/2027	247	252
Freddie Mac Gold Pool 7.5% 7/1/2034	29,553	30,849
Freddie Mac Gold Pool 7.5% 9/1/2030	197	206
Freddie Mac Gold Pool 7.5% 9/1/2031	1,616	1,712
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	687,899	693,180
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	868,159	914,777
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	789,909	832,571
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	249,523	264,344
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (d)(e)	18,517	18,991
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.608% 12/1/2040 (d)(e)	55,799	57,838
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.315% 9/1/2041 (d)(e)	10,883	11,281
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.932%, 7.003% 10/1/2042 (d)(e)	6,636	6,896
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (d)(e)	13,549	13,929
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (d)(e)	6,620	6,854
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (d)(e)	14,643	15,267
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.231% 5/1/2034 (d)(e)	309	315
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,515,866	1,545,029
Freddie Mac Non Gold Pool 5.5% 7/1/2053	1,062,422	1,080,869
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,188,780	1,210,908
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (d)(e)	49,672	51,070
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (d)(e)	80	84
Freddie Mac Non Gold Pool 6% 11/1/2054	667,127	690,736
Freddie Mac Non Gold Pool 6% 6/1/2053	551,508	570,681
Freddie Mac Non Gold Pool 6% 6/1/2053	512,894	529,763
Freddie Mac Non Gold Pool 6% 6/1/2053	460,727	476,456
Freddie Mac Non Gold Pool 6% 7/1/2053	460,808	476,828
Freddie Mac Non Gold Pool 6% 7/1/2053	405,283	419,119
Freddie Mac Non Gold Pool 6% 9/1/2053	436,301	449,696
Freddie Mac Non Gold Pool 6.5% 1/1/2055	498,540	522,466
Freddie Mac Non Gold Pool 6.5% 1/1/2055	451,971	477,512
Freddie Mac Non Gold Pool 6.5% 11/1/2054	200,029	211,332
Freddie Mac Non Gold Pool 6.5% 2/1/2055	518,125	547,607
Ginnie Mae I Pool 2.5% 1/20/2052	489,480	413,404
Ginnie Mae I Pool 2.5% 12/20/2051	763,702	645,006
Ginnie Mae I Pool 2.5% 12/20/2051	499,483	421,852
Ginnie Mae I Pool 2.5% 12/20/2051	404,118	341,309
Ginnie Mae I Pool 2.5% 8/20/2051	4,306,136	3,636,867
Ginnie Mae I Pool 2.5% 8/20/2051	1,121,541	947,229
Ginnie Mae I Pool 2.5% 8/20/2051	422,341	356,699
Ginnie Mae I Pool 2.5% 9/20/2051	1,709,580	1,443,873
Ginnie Mae I Pool 2.5% 9/20/2051	1,105,167	933,399
Ginnie Mae I Pool 3% 12/20/2042	161,527	148,422
Ginnie Mae I Pool 3% 3/20/2043	105,280	96,785
Ginnie Mae I Pool 3% 3/20/2043	43,455	39,980
Ginnie Mae I Pool 3% 4/15/2045	22,938	20,582
Ginnie Mae I Pool 3% 5/15/2043	25,677	23,330
Ginnie Mae I Pool 3% 6/15/2042	40,576	37,019
Ginnie Mae I Pool 3% 6/15/2043	63,498	58,301
Ginnie Mae I Pool 3% 6/15/2043	33,515	30,602
Ginnie Mae I Pool 3% 6/20/2042	193,298	177,327
Ginnie Mae I Pool 3% 7/15/2043	9,760	8,871
Ginnie Mae I Pool 3.5% 10/20/2052	575,735	525,468
Ginnie Mae I Pool 3.5% 2/15/2043	211,633	198,229
Ginnie Mae I Pool 3.5% 3/15/2042	9,969	9,353
Ginnie Mae I Pool 3.5% 3/15/2043	144,255	135,453
Ginnie Mae I Pool 3.5% 5/20/2046	23,667	21,841
Ginnie Mae I Pool 3.5% 5/20/2046	13,373	12,341
Ginnie Mae I Pool 3.5% 5/20/2046	12,644	11,668
Ginnie Mae I Pool 3.5% 5/20/2046	11,857	10,942
Ginnie Mae I Pool 3.5% 5/20/2046	11,565	10,673
Ginnie Mae I Pool 3.5% 5/20/2046	6,314	5,819
Ginnie Mae I Pool 3.5% 6/20/2046	46,364	42,801
Ginnie Mae I Pool 3.5% 6/20/2046	18,580	17,152
Ginnie Mae I Pool 3.5% 6/20/2046	15,724	14,510
Ginnie Mae I Pool 3.5% 6/20/2046	14,938	13,785
Ginnie Mae I Pool 3.5% 6/20/2046	11,456	10,576
Ginnie Mae I Pool 3.5% 6/20/2046	8,029	7,410
Ginnie Mae I Pool 3.5% 6/20/2046	5,417	5,001
Ginnie Mae I Pool 3.5% 7/15/2043	16,906	15,870
Ginnie Mae I Pool 3.5% 7/20/2043	41,309	38,628
Ginnie Mae I Pool 3.5% 7/20/2046	789,580	728,661
Ginnie Mae I Pool 3.5% 7/20/2052	3,163,601	2,887,386
Ginnie Mae I Pool 3.5% 8/20/2052	1,811,688	1,653,509
Ginnie Mae I Pool 3.5% 9/20/2052	2,539,814	2,318,063
Ginnie Mae I Pool 4% 1/15/2042	4,828	4,673
Ginnie Mae I Pool 4% 1/15/2043	17,620	17,026
Ginnie Mae I Pool 4% 10/15/2040	82,176	79,771
Ginnie Mae I Pool 4% 10/15/2040	31,908	30,992
Ginnie Mae I Pool 4% 10/15/2040	7,431	7,215
Ginnie Mae I Pool 4% 10/15/2040	3,336	3,242
Ginnie Mae I Pool 4% 10/15/2041	140,066	135,606
Ginnie Mae I Pool 4% 10/15/2041	37,546	36,415
Ginnie Mae I Pool 4% 10/15/2041	20,724	20,060
Ginnie Mae I Pool 4% 10/15/2041	14,023	13,560
Ginnie Mae I Pool 4% 10/15/2041	2,261	2,192
Ginnie Mae I Pool 4% 11/15/2041	97,558	94,552
Ginnie Mae I Pool 4% 11/15/2042	5,828	5,633
Ginnie Mae I Pool 4% 12/15/2040	9,096	8,837
Ginnie Mae I Pool 4% 12/15/2040	3,611	3,505
Ginnie Mae I Pool 4% 12/15/2041	45,460	44,091
Ginnie Mae I Pool 4% 12/15/2041	31,078	30,083
Ginnie Mae I Pool 4% 12/15/2041	1,620	1,569
Ginnie Mae I Pool 4% 12/15/2042	6,622	6,409
Ginnie Mae I Pool 4% 2/15/2041	13,197	12,810
Ginnie Mae I Pool 4% 2/15/2042	74,394	72,051
Ginnie Mae I Pool 4% 2/15/2042	15,614	15,117
Ginnie Mae I Pool 4% 3/15/2040	13,569	13,164
Ginnie Mae I Pool 4% 3/15/2041	57,246	55,888
Ginnie Mae I Pool 4% 3/15/2041	14,251	13,792
Ginnie Mae I Pool 4% 3/15/2041	5,822	5,652
Ginnie Mae I Pool 4% 3/15/2042	49,799	48,188
Ginnie Mae I Pool 4% 3/15/2042	14,282	13,830
Ginnie Mae I Pool 4% 3/15/2042	7,617	7,362
Ginnie Mae I Pool 4% 4/15/2042	10,899	10,543
Ginnie Mae I Pool 4% 4/15/2043	3,740	3,623
Ginnie Mae I Pool 4% 5/15/2041	65,940	64,417
Ginnie Mae I Pool 4% 5/15/2042	2,824	2,776
Ginnie Mae I Pool 4% 5/20/2049	172,914	162,337
Ginnie Mae I Pool 4% 6/15/2041	89,272	86,537
Ginnie Mae I Pool 4% 6/15/2041	9,455	9,165
Ginnie Mae I Pool 4% 6/15/2041	6,621	6,449
Ginnie Mae I Pool 4% 6/15/2041	6,527	6,316
Ginnie Mae I Pool 4% 6/15/2042	2,353	2,274
Ginnie Mae I Pool 4% 7/15/2041	6,319	6,139
Ginnie Mae I Pool 4% 7/15/2041	3,631	3,512
Ginnie Mae I Pool 4% 8/15/2041	8,439	8,194
Ginnie Mae I Pool 4% 8/15/2043	5,220	5,027
Ginnie Mae I Pool 4% 8/15/2043	3,702	3,578
Ginnie Mae I Pool 4% 9/15/2040	3,395	3,298
Ginnie Mae I Pool 4% 9/15/2041	45,615	44,186
Ginnie Mae I Pool 4% 9/15/2041	4,534	4,383
Ginnie Mae I Pool 4.5% 2/15/2040	20,484	20,419
Ginnie Mae I Pool 4.5% 2/15/2040	1,325	1,320
Ginnie Mae I Pool 4.5% 3/15/2040	179,254	178,652
Ginnie Mae I Pool 4.5% 3/15/2040	31,476	31,369
Ginnie Mae I Pool 4.5% 3/15/2040	17,533	17,466
Ginnie Mae I Pool 4.5% 3/15/2041	51,575	51,346
Ginnie Mae I Pool 4.5% 4/20/2053	1,923,203	1,864,929
Ginnie Mae I Pool 4.5% 5/15/2039	2,013	2,007
Ginnie Mae I Pool 4.5% 5/15/2040	62,220	62,003
Ginnie Mae I Pool 4.5% 5/20/2041	1,853	1,844
Ginnie Mae I Pool 4.5% 6/15/2040	106,805	106,428
Ginnie Mae I Pool 4.5% 6/15/2040	83,715	83,320
Ginnie Mae I Pool 4.5% 6/15/2040	82,961	82,675
Ginnie Mae I Pool 4.5% 6/15/2040	82,681	82,400
Ginnie Mae I Pool 4.5% 6/15/2040	55,736	55,533
Ginnie Mae I Pool 4.5% 6/15/2040	27,179	27,088
Ginnie Mae I Pool 4.5% 6/15/2040	17,574	17,511
Ginnie Mae I Pool 4.5% 6/15/2041	278,867	277,735
Ginnie Mae I Pool 4.5% 7/15/2040	85,155	84,858
Ginnie Mae I Pool 4.5% 7/15/2040	85,016	84,727
Ginnie Mae I Pool 4.5% 7/15/2040	56,518	56,323
Ginnie Mae I Pool 4.5% 7/15/2040	42,316	42,176
Ginnie Mae I Pool 4.5% 7/15/2040	32,923	32,808
Ginnie Mae I Pool 4.5% 7/15/2040	23,549	23,464
Ginnie Mae I Pool 4.5% 7/15/2040	4,422	4,404
Ginnie Mae I Pool 4.5% 8/15/2033	267	267
Ginnie Mae I Pool 4.5% 8/15/2039	121,601	121,189
Ginnie Mae I Pool 4.5% 8/15/2039	75,270	75,039
Ginnie Mae I Pool 4.5% 8/15/2040	33,505	33,386
Ginnie Mae I Pool 4.5% 8/15/2040	7,944	7,926
Ginnie Mae I Pool 5% 11/15/2039	32,773	33,278
Ginnie Mae I Pool 5% 11/15/2039	22,270	22,623
Ginnie Mae I Pool 5% 4/15/2040	71,944	73,076
Ginnie Mae I Pool 5% 4/15/2040	27,497	27,932
Ginnie Mae I Pool 5% 4/20/2048	108,855	110,453
Ginnie Mae I Pool 5% 5/15/2039	20,284	20,600
Ginnie Mae I Pool 5% 6/15/2040	221,961	225,468
Ginnie Mae I Pool 5% 6/15/2040	10,457	10,622
Ginnie Mae I Pool 5% 6/15/2041	9,085	9,225
Ginnie Mae I Pool 5% 7/15/2039	27,674	28,106
Ginnie Mae I Pool 5% 7/15/2040	16,602	16,865
Ginnie Mae I Pool 5% 7/15/2040	2,236	2,271
Ginnie Mae I Pool 5% 8/15/2039	1,617	1,642
Ginnie Mae I Pool 5% 9/15/2039	17,888	18,168
Ginnie Mae I Pool 5.5% 12/15/2038	1,048	1,078
Ginnie Mae I Pool 5.5% 3/20/2054	1,017,986	1,033,886
Ginnie Mae I Pool 5.5% 9/15/2039	50,599	52,121
Ginnie Mae I Pool 5.5% 9/20/2054	719,840	725,685
Ginnie Mae I Pool 6.5% 10/15/2034	19,112	19,872
Ginnie Mae I Pool 6.5% 7/15/2036	330	345
Ginnie Mae I Pool 7% 1/15/2026	9	9
Ginnie Mae I Pool 7% 1/15/2028	322	326
Ginnie Mae I Pool 7% 1/15/2028	20	20
Ginnie Mae I Pool 7% 1/15/2029	42	43
Ginnie Mae I Pool 7% 10/15/2028	217	221
Ginnie Mae I Pool 7% 12/15/2027	101	102
Ginnie Mae I Pool 7% 12/15/2031	1,064	1,100
Ginnie Mae I Pool 7% 2/15/2028	99	100
Ginnie Mae I Pool 7% 3/15/2028	54	54
Ginnie Mae I Pool 7% 4/20/2032	21,443	22,314
Ginnie Mae I Pool 7% 5/15/2028	64	65
Ginnie Mae I Pool 7% 5/15/2029	1,124	1,147
Ginnie Mae I Pool 7% 7/15/2028	526	533
Ginnie Mae I Pool 7% 7/15/2028	228	232
Ginnie Mae I Pool 7% 7/15/2029	88	90
Ginnie Mae I Pool 7% 7/15/2029	15	15
Ginnie Mae I Pool 7% 8/15/2028	174	176
Ginnie Mae I Pool 7% 8/15/2029	115	118
Ginnie Mae I Pool 7% 9/15/2028	4,784	4,864
Ginnie Mae I Pool 7% 9/15/2028	964	972
Ginnie Mae I Pool 7% 9/15/2028	58	59
Ginnie Mae I Pool 7% 9/15/2028	8	8
Ginnie Mae I Pool 7.5% 10/15/2028	500	513
Ginnie Mae I Pool 7.5% 11/15/2027	61	62
Ginnie Mae I Pool 7.5% 11/15/2029	685	710
Ginnie Mae I Pool 7.5% 12/15/2026	10	10
Ginnie Mae I Pool 7.5% 12/15/2028	453	460
Ginnie Mae I Pool 7.5% 12/15/2029	356	370
Ginnie Mae I Pool 7.5% 3/15/2028	269	272
Ginnie Mae I Pool 7.5% 4/15/2028	262	268
Ginnie Mae I Pool 7.5% 4/15/2028	41	41
Ginnie Mae I Pool 7.5% 5/15/2029	949	972
Ginnie Mae I Pool 7.5% 7/15/2029	4,566	4,726
Ginnie Mae I Pool 7.5% 9/15/2027	22	22
Ginnie Mae I Pool 7.5% 9/15/2028	296	303
Ginnie Mae I Pool 8% 10/15/2025	4	4
Ginnie Mae I Pool 8.5% 10/15/2028	726	738
Ginnie Mae I Pool 8.5% 11/15/2027	391	397
Ginnie Mae II Pool 2% 1/20/2051	9,423,222	7,718,847
Ginnie Mae II Pool 2% 10/1/2055 (k)	7,250,000	5,933,585
Ginnie Mae II Pool 2% 10/20/2050	4,951,215	4,054,917
Ginnie Mae II Pool 2% 11/20/2050	2,858,592	2,341,559
Ginnie Mae II Pool 2% 12/20/2050	4,105,209	3,361,739
Ginnie Mae II Pool 2% 2/20/2051	538,945	441,466
Ginnie Mae II Pool 2% 2/20/2052	16,296,177	13,346,147
Ginnie Mae II Pool 2% 3/20/2052	1,596,511	1,308,000
Ginnie Mae II Pool 2% 4/20/2051	220,428	180,560
Ginnie Mae II Pool 2% 8/20/2051	316,535	259,184
Ginnie Mae II Pool 2% 9/1/2055 (k)	19,700,000	16,126,830
Ginnie Mae II Pool 2% 9/20/2050	1,501,848	1,230,678
Ginnie Mae II Pool 2.5% 12/20/2051	567,254	483,345
Ginnie Mae II Pool 2.5% 5/20/2052	3,149,999	2,684,536
Ginnie Mae II Pool 2.5% 6/20/2054	432,443	368,644
Ginnie Mae II Pool 2.5% 9/1/2055 (k)	18,225,000	15,524,033
Ginnie Mae II Pool 3% 10/1/2055 (k)	9,050,000	8,013,437
Ginnie Mae II Pool 3% 12/20/2046	575,113	516,569
Ginnie Mae II Pool 3% 3/20/2050	518,152	460,387
Ginnie Mae II Pool 3% 4/20/2052	2,897,311	2,567,745
Ginnie Mae II Pool 3% 5/20/2052	8,334,957	7,386,866
Ginnie Mae II Pool 3% 9/1/2055 (k)	18,100,000	16,033,237
Ginnie Mae II Pool 3.5% 1/20/2044	11,314	10,532
Ginnie Mae II Pool 3.5% 10/20/2041	4,762	4,469
Ginnie Mae II Pool 3.5% 10/20/2043	3,909	3,646
Ginnie Mae II Pool 3.5% 11/20/2041	181,218	170,078
Ginnie Mae II Pool 3.5% 11/20/2043	4,293	4,003
Ginnie Mae II Pool 3.5% 12/20/2040	2,209	2,080
Ginnie Mae II Pool 3.5% 2/20/2043	149,442	139,711
Ginnie Mae II Pool 3.5% 2/20/2044	2,310	2,150
Ginnie Mae II Pool 3.5% 3/20/2043	113,803	106,365
Ginnie Mae II Pool 3.5% 3/20/2044	2,346	2,183
Ginnie Mae II Pool 3.5% 4/20/2043	182,096	170,151
Ginnie Mae II Pool 3.5% 4/20/2044	2,152	2,001
Ginnie Mae II Pool 3.5% 4/20/2046	12,371	11,417
Ginnie Mae II Pool 3.5% 5/20/2043	30,281	28,166
Ginnie Mae II Pool 3.5% 5/20/2046	23,310	21,512
Ginnie Mae II Pool 3.5% 5/20/2046	5,913	5,457
Ginnie Mae II Pool 3.5% 7/20/2043	5,258	4,912
Ginnie Mae II Pool 3.5% 8/20/2043	10,586	9,880
Ginnie Mae II Pool 3.5% 9/20/2040	5,078	4,776
Ginnie Mae II Pool 3.5% 9/20/2043	29,127	27,168
Ginnie Mae II Pool 4% 1/20/2041	750,246	727,178
Ginnie Mae II Pool 4% 1/20/2046	19,379	18,532
Ginnie Mae II Pool 4% 10/1/2055 (k)	1,075,000	1,002,238
Ginnie Mae II Pool 4% 10/20/2040	304,030	294,748
Ginnie Mae II Pool 4% 10/20/2041	355,093	343,664
Ginnie Mae II Pool 4% 10/20/2045	3,892	3,728
Ginnie Mae II Pool 4% 11/20/2040	171,053	165,811
Ginnie Mae II Pool 4% 11/20/2044	413,933	397,451
Ginnie Mae II Pool 4% 12/20/2040	2,333	2,262
Ginnie Mae II Pool 4% 12/20/2044	11,241	10,793
Ginnie Mae II Pool 4% 12/20/2045	24,973	23,882
Ginnie Mae II Pool 4% 2/20/2041	50,861	49,290
Ginnie Mae II Pool 4% 3/20/2041	40,278	39,033
Ginnie Mae II Pool 4% 6/20/2045	1,093,184	1,048,433
Ginnie Mae II Pool 4% 7/20/2033	5,818	5,719
Ginnie Mae II Pool 4% 7/20/2044	60,715	58,345
Ginnie Mae II Pool 4% 8/20/2041	7,509	7,268
Ginnie Mae II Pool 4% 8/20/2043	22,354	21,551
Ginnie Mae II Pool 4% 8/20/2044	26,927	25,872
Ginnie Mae II Pool 4% 8/20/2045	267,198	256,059
Ginnie Mae II Pool 4% 8/20/2048	1,123,235	1,066,812
Ginnie Mae II Pool 4% 9/1/2055 (k)	2,150,000	2,004,979
Ginnie Mae II Pool 4% 9/20/2040	236,992	229,747
Ginnie Mae II Pool 4% 9/20/2045	2,995	2,869
Ginnie Mae II Pool 4.5% 1/20/2045	2,447	2,420
Ginnie Mae II Pool 4.5% 10/1/2055 (k)	100,000	96,235
Ginnie Mae II Pool 4.5% 10/20/2044	2,011	1,989
Ginnie Mae II Pool 4.5% 11/20/2039	1,566	1,558
Ginnie Mae II Pool 4.5% 11/20/2040	121,686	121,058
Ginnie Mae II Pool 4.5% 11/20/2041	1,182	1,175
Ginnie Mae II Pool 4.5% 11/20/2054	9,450,661	9,106,707
Ginnie Mae II Pool 4.5% 2/20/2041	96,999	96,490
Ginnie Mae II Pool 4.5% 2/20/2042	1,460	1,452
Ginnie Mae II Pool 4.5% 3/20/2041	9,598	9,548
Ginnie Mae II Pool 4.5% 3/20/2046	3,546	3,518
Ginnie Mae II Pool 4.5% 4/20/2035	6,333	6,318
Ginnie Mae II Pool 4.5% 4/20/2055	104,513	100,636
Ginnie Mae II Pool 4.5% 5/20/2040	10,422	10,371
Ginnie Mae II Pool 4.5% 5/20/2041	129,148	128,459
Ginnie Mae II Pool 4.5% 5/20/2042	9,030	8,981
Ginnie Mae II Pool 4.5% 5/20/2046	3,551	3,522
Ginnie Mae II Pool 4.5% 6/20/2035	1,136	1,132
Ginnie Mae II Pool 4.5% 6/20/2041	5,426	5,397
Ginnie Mae II Pool 4.5% 6/20/2043	1,823	1,813
Ginnie Mae II Pool 4.5% 6/20/2044	2,291	2,276
Ginnie Mae II Pool 4.5% 9/20/2039	2,942	2,928
Ginnie Mae II Pool 4.5% 9/20/2040	52,762	52,494
Ginnie Mae II Pool 4.5% 9/20/2046	2,535	2,519
Ginnie Mae II Pool 5% 1/20/2055	10,478,401	10,369,413
Ginnie Mae II Pool 5% 12/20/2054	854,015	845,132
Ginnie Mae II Pool 5% 12/20/2054	821,846	814,389
Ginnie Mae II Pool 5% 6/20/2055	497,943	492,764
Ginnie Mae II Pool 5.5% 1/20/2055	840,893	852,976
Ginnie Mae II Pool 5.5% 10/1/2055 (k)	10,450,000	10,517,705
Ginnie Mae II Pool 5.5% 12/20/2054	1,017,451	1,035,569
Ginnie Mae II Pool 5.5% 12/20/2054	293,416	295,730
Ginnie Mae II Pool 5.5% 9/1/2055 (k)	17,600,000	17,729,840
Ginnie Mae II Pool 6% 10/1/2055 (k)	26,050,000	26,545,349
Ginnie Mae II Pool 6% 12/20/2054	2,208,999	2,252,446
Ginnie Mae II Pool 6% 9/1/2055 (k)	46,500,000	47,427,810
Ginnie Mae II Pool 6.5% 5/20/2055	4,091,340	4,214,134
Ginnie Mae II Pool 7% 2/20/2032	6,587	6,864
Ginnie Mae II Pool 7% 3/20/2032	3,216	3,353
Uniform Mortgage Backed Securities 2% 10/1/2055 (k)	71,400,000	56,701,646
Uniform Mortgage Backed Securities 2% 9/1/2055 (k)	118,325,000	93,948,204
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (k)	5,525,000	4,587,477
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (k)	14,350,000	11,913,303
Uniform Mortgage Backed Securities 3% 9/1/2055 (k)	6,500,000	5,631,640
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (k)	7,700,000	6,954,364
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (k)	14,950,000	13,508,143
Uniform Mortgage Backed Securities 4% 10/1/2055 (k)	7,400,000	6,903,968
Uniform Mortgage Backed Securities 4% 9/1/2055 (k)	12,700,000	11,853,168
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (k)	650,000	624,736
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (k)	5,850,000	5,626,969
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (k)	21,325,000	21,449,952
Uniform Mortgage Backed Securities 6% 10/1/2055 (k)	275,000	280,735
Uniform Mortgage Backed Securities 6% 9/1/2055 (k)	875,000	894,004
TOTAL UNITED STATES		891,989,228
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $904,736,743)		891,989,228

U.S. Treasury Obligations - 4.4%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 4.88	9,300,000	9,021,727
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	1,993,329	1,886,627
US Treasury Notes 3.75% 4/15/2028	3.69	4,450,000	4,467,035
US Treasury Notes 3.875% 8/15/2034	3.66 to 3.85	6,750,000	6,618,165
US Treasury Notes 4.125% 3/31/2031	4.65	890,000	905,714
US Treasury Notes 4.5% 5/31/2029	4.28	210,000	216,349
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.99	6,430,000	6,334,555
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,800,220)			29,450,172

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $14,670,588)	4.36	14,667,739	14,670,673

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	3,900,000	140,713
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	2,660,000	85,386
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	790,000	27,453
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	1,900,000	68,029
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	2,750,000	69,994
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	4,600,000	170,130
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	2,000,000	66,381
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	850,000	29,398
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	2,850,000	65,998
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,040,000	31,711
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,800,000	36,552
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	880,000	22,925

TOTAL PUT SWAPTIONS			814,670
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	3,900,000	116,436
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	2,660,000	94,177
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	790,000	27,665
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	1,900,000	64,394
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/10/2026	2,750,000	81,375
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	4,600,000	132,505
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	2,000,000	68,100
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	850,000	30,836
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	2,850,000	87,972
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,040,000	63,422
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,800,000	60,397
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	880,000	26,450

TOTAL CALL SWAPTIONS			853,729
TOTAL PURCHASED SWAPTIONS (Cost $1,980,844)			1,668,399

TOTAL INVESTMENT IN SECURITIES - 161.0% (Cost $1,092,927,002)	1,079,793,098
NET OTHER ASSETS (LIABILITIES) - (61.0)%	(408,854,566)
NET ASSETS - 100.0%	670,938,532

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(14,500,000)	(11,870,002)
Ginnie Mae II Pool 3% 9/1/2055	(18,100,000)	(16,033,237)
Ginnie Mae II Pool 4% 9/1/2055	(2,150,000)	(2,004,979)
Ginnie Mae II Pool 4.5% 9/1/2055	(100,000)	(96,282)
Ginnie Mae II Pool 5.5% 9/1/2055	(17,600,000)	(17,729,840)
Ginnie Mae II Pool 6% 9/1/2055	(35,175,000)	(35,876,843)
Uniform Mortgage Backed Securities 2% 9/1/2055	(115,950,000)	(92,062,491)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(14,350,000)	(11,913,303)
Uniform Mortgage Backed Securities 3% 9/1/2055	(4,400,000)	(3,812,187)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(13,200,000)	(11,926,922)
Uniform Mortgage Backed Securities 4% 9/1/2055	(12,700,000)	(11,853,168)
Uniform Mortgage Backed Securities 4.5% 10/1/2055	(600,000)	(576,679)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(5,850,000)	(5,626,969)
Uniform Mortgage Backed Securities 5% 9/1/2055	(1,150,000)	(1,134,143)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(8,200,000)	(8,248,047)
Uniform Mortgage Backed Securities 6% 9/1/2055	(1,150,000)	(1,174,977)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(231,940,069)

TOTAL TBA SALE COMMITMENTS (Proceeds $230,523,934)		(231,940,069)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	259	12/31/2025	54,023,758	99,697	99,697
CBOT US Treasury Long Bond Contracts (United States)	40	12/19/2025	4,572,500	17,921	17,921

TOTAL PURCHASED					117,618

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	304	12/19/2025	34,204,750	(195,318)	(195,318)
CBOT 5Y US Treasury Notes Contracts (United States)	81	12/31/2025	8,869,500	(43,803)	(43,803)
CBOT US Treasury Ultra Bond Contracts (United States)	5	12/19/2025	582,188	2,177	2,177

TOTAL SOLD					(236,944)

TOTAL FUTURES CONTRACTS					(119,326)
The notional amount of futures purchased as a percentage of Net Assets is 8.7%
The notional amount of futures sold as a percentage of Net Assets is 6.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	12,793	(20,399)	(7,606)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	350,000	55,968	(98,025)	(42,057)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	140,000	22,387	(34,762)	(12,375)
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	12,610	(11,935)	675
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	18,915	(18,782)	133
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	12,610	(11,320)	1,290
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	500,000	33,233	(19,007)	14,226
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	13,293	(7,705)	5,588
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	26,587	(42,502)	(15,915)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	11,793	(14,834)	(3,041)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	13,293	(14,381)	(1,088)
CMBX AAA Series 13 Index		12/16/2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly	720,000	(2,564)	(11,681)	(14,245)
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	23,586	(13,250)	10,336
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	11,793	(7,093)	4,700
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	6,647	(4,932)	1,715
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760,000	(2,706)	(11,842)	(14,548)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	270,000	43,175	(66,227)	(23,052)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	90,000	14,392	(20,088)	(5,696)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	12,610	(13,832)	(1,222)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	50,000	5,896	(7,323)	(1,427)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	400,000	50,440	(57,875)	(7,435)
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,620,000	(5,769)	(16,948)	(22,717)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	350,000	55,968	(82,973)	(27,005)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	360,000	57,567	(85,025)	(27,458)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	150,000	23,986	(38,268)	(14,282)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	130,000	20,788	(36,025)	(15,237)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	70,000	11,194	(15,152)	(3,958)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	4,797	(7,998)	(3,201)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	12,610	(15,672)	(3,062)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	6,647	(3,911)	2,736
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	39,880	(21,718)	18,162
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	12,610	(12,485)	125
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	14,122	(15,942)	(1,820)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	600,000	(401)	(1,113)	(1,514)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly	899,941	7,435	(7,581)	(146)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly	899,941	7,435	(7,715)	(280)

TOTAL BUY PROTECTION							665,620	(876,321)	(210,701)
Sell Protection
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly	499,967	(1,669)	3,757	2,088
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	400,000	(5,369)	12,205	6,836
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	11,038	70,386	81,424
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(9,395)	17,041	7,646
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,400,000	(32,213)	47,758	15,545
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	300,000	(4,027)	4,692	665
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	800,000	(10,738)	10,676	(62)
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,684)	2,564	(120)

TOTAL SELL PROTECTION							(55,057)	169,079	114,022
TOTAL CREDIT DEFAULT SWAPS							610,563	(707,242)	(96,679)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2032	11,020,000	(192,275)	105,642	(86,633)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2028	43,399,000	(586,995)	205,431	(381,564)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2027	34,107,000	(257,859)	96,288	(161,571)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2029	17,114,000	(300,527)	102,903	(197,624)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2045	8,258,000	375,690	(430,542)	(54,852)
TOTAL INTEREST RATE SWAPS							(961,966)	79,722	(882,244)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,990,519 or 9.5% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Level 3 security
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,900,747.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $815,835.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	84,084,107	270,063,047	339,476,481	2,104,700	-	-	14,670,673	14,667,739	0.0%
Fidelity Securities Lending Cash Central Fund	-	43,960,465	43,960,465	1,199	-	-	-	-	0.0%
Total	84,084,107	314,023,512	383,436,946	2,105,899	-	-	14,670,673

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	37,469,008	-	37,469,008	-

Collateralized Mortgage Obligations	72,651,470	-	72,651,463	7

Commercial Mortgage Securities	31,894,148	-	31,894,148	-

U.S. Government Agency - Mortgage Securities	891,989,228	-	891,989,228	-

U.S. Treasury Obligations	29,450,172	-	29,450,172	-

Money Market Funds	14,670,673	14,670,673	-	-

Purchased Swaptions	1,668,399	-	1,668,399	-
Total Investments in Securities:	1,079,793,098	14,670,673	1,065,122,418	7
Derivative Instruments:

Assets
Futures Contracts	119,795	119,795	-	-
Swaps	1,063,788	-	1,063,788	-
Total Assets	1,183,583	119,795	1,063,788	-

Liabilities
Futures Contracts	(239,121)	(239,121)	-	-
Swaps	(1,415,191)	-	(1,415,191)	-
Total Liabilities	(1,654,312)	(239,121)	(1,415,191)	-
Total Derivative Instruments:	(470,729)	(119,326)	(351,403)	-
Other Financial Instruments:

TBA Sale Commitments	(231,940,069)	-	(231,940,069)	-
Total Other Financial Instruments:	(231,940,069)	-	(231,940,069)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	688,098	(77,535)
Total Credit Risk	688,098	(77,535)
Interest Rate Risk
Futures Contracts (b)	119,795	(239,121)
Purchased Swaptions (c)	1,668,399	-
Swaps (d)	375,690	(1,337,656)
Total Interest Rate Risk	2,163,884	(1,576,777)
Total Value of Derivatives	2,851,982	(1,654,312)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,078,256,414)	$1,065,122,425
Fidelity Central Funds (cost $14,670,588)	14,670,673

Total Investment in Securities (cost $1,092,927,002)		$1,079,793,098
Receivable for investments sold		8,542
Receivable for TBA sale commitments		230,523,934
Receivable for fund shares sold		624,810
Interest receivable		2,133,137
Distributions receivable from Fidelity Central Funds		64,804
Receivable for daily variation margin on futures contracts		35,177
Receivable for daily variation margin on centrally cleared swaps		21,078
Bi-lateral OTC swaps, at value		688,098
Receivable from investment adviser for expense reductions		3,725
Other receivables		3
Total assets		1,313,896,406
Liabilities
Payable for investments purchased
Regular delivery	$1,980,844
Delayed delivery	407,378,223
TBA sale commitments, at value	231,940,069
Payable for fund shares redeemed	623,162
Distributions payable	688,238
Bi-lateral OTC swaps, at value	77,535
Accrued management fee	156,508
Distribution and service plan fees payable	5,567
Other affiliated payables	107,728
Total liabilities		642,957,874
Net Assets		$670,938,532
Net Assets consist of:
Paid in capital		$772,859,721
Total accumulated earnings (loss)		(101,921,189)
Net Assets		$670,938,532

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($16,352,993 ÷ 1,661,357 shares)(a)		$9.84
Maximum offering price per share (100/96.00 of $9.84)		$10.25
Class M :
Net Asset Value and redemption price per share ($6,558,793 ÷ 664,974 shares)(a)		$9.86
Maximum offering price per share (100/96.00 of $9.86)		$10.27
Class C :
Net Asset Value and offering price per share ($942,188 ÷ 96,596 shares)(a)		$9.75
Fidelity Mortgage Securities Fund :
Net Asset Value, offering price and redemption price per share ($357,883,456 ÷ 36,204,379 shares)		$9.89
Class I :
Net Asset Value, offering price and redemption price per share ($153,197,845 ÷ 15,556,476 shares)		$9.85
Class Z :
Net Asset Value, offering price and redemption price per share ($136,003,257 ÷ 13,793,766 shares)		$9.86
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$25,898,861
Income from Fidelity Central Funds (including $1,199 from security lending)		2,105,899
Total income		28,004,760
Expenses
Management fee	$1,732,583
Transfer agent fees	813,593
Distribution and service plan fees	70,691
Fund wide operations fee	416,264
Independent trustees' fees and expenses	1,522
Total expenses before reductions	3,034,653
Expense reductions	(50,345)
Total expenses after reductions		2,984,308
Net Investment income (loss)		25,020,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,851,493)
Futures contracts	(94,940)
Swaps	1,041,308
Written options	140,208
Total net realized gain (loss)		(764,917)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,344,387)
Futures contracts	(368,060)
Swaps	470,729
Written options	(53,039)
TBA sale commitments	(216,471)
Total change in net unrealized appreciation (depreciation)		(4,511,228)
Net gain (loss)		(5,276,145)
Net increase (decrease) in net assets resulting from operations		$19,744,307
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,020,452	$19,041,077
Net realized gain (loss)	(764,917)	(18,759,125)
Change in net unrealized appreciation (depreciation)	(4,511,228)	39,404,694
Net increase (decrease) in net assets resulting from operations	19,744,307	39,686,646
Distributions to shareholders	(26,297,581)	(19,405,465)

Share transactions - net increase (decrease)	68,852,913	94,167,557
Total increase (decrease) in net assets	62,299,639	114,448,738

Net Assets
Beginning of period	608,638,893	494,190,155
End of period	$670,938,532	$608,638,893

Financial Highlights
Fidelity Advisor® Mortgage Securities Fund Class A

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$9.62	$10.17	$11.49	$11.66
Income from Investment Operations
Net investment income (loss) A,B	.366	.329	.268	.083	(.002)
Net realized and unrealized gain (loss)	(.099)	.349	(.559)	(1.272)	(.029)
Total from investment operations	.267	.678	(.291)	(1.189)	(.031)
Distributions from net investment income	(.387)	(.338)	(.259)	(.094)	(.028) C
Distributions from net realized gain	-	-	-	(.037)	(.111) C
Total distributions	(.387)	(.338)	(.259)	(.131)	(.139)
Net asset value, end of period	$9.84	$9.96	$9.62	$10.17	$11.49
Total Return D,E	2.78%	7.23%	(2.88)%	(10.42)%	(.27)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81%	.81%	.80%	.79%	.78%
Expenses net of fee waivers, if any	.81%	.81%	.80%	.79%	.78%
Expenses net of all reductions, if any	.81%	.81%	.80%	.79%	.78%
Net investment income (loss)	3.75%	3.43%	2.73%	.76%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,353	$18,821	$20,480	$27,180	$33,438
Portfolio turnover rate H	652%	767%	865% I	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class M

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$9.64	$10.19	$11.52	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.366	.330	.270	.082	(.003)
Net realized and unrealized gain (loss)	(.099)	.348	(.559)	(1.281)	(.018)
Total from investment operations	.267	.678	(.289)	(1.199)	(.021)
Distributions from net investment income	(.387)	(.338)	(.261)	(.094)	(.028) C
Distributions from net realized gain	-	-	-	(.037)	(.111) C
Total distributions	(.387)	(.338)	(.261)	(.131)	(.139)
Net asset value, end of period	$9.86	$9.98	$9.64	$10.19	$11.52
Total Return D,E	2.78%	7.22%	(2.85)%	(10.48)%	(.18)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81%	.81%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.81%	.81%	.79%	.79%	.79%
Expenses net of all reductions, if any	.81%	.80%	.79%	.79%	.79%
Net investment income (loss)	3.75%	3.43%	2.75%	.76%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,559	$7,314	$7,808	$10,066	$12,070
Portfolio turnover rate H	652%	767%	865% I	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class C

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$9.54	$10.08	$11.42	$11.64
Income from Investment Operations
Net investment income (loss) A,B	.286	.251	.188	(.005)	(.092)
Net realized and unrealized gain (loss)	(.109)	.349	(.549)	(1.270)	(.018)
Total from investment operations	.177	.600	(.361)	(1.275)	(.110)
Distributions from net investment income	(.307)	(.260)	(.179)	(.028)	(.007) C
Distributions from net realized gain	-	-	-	(.037)	(.103) C
Total distributions	(.307)	(.260)	(.179)	(.065)	(.110)
Net asset value, end of period	$9.75	$9.88	$9.54	$10.08	$11.42
Total Return D,E	1.87%	6.42%	(3.60)%	(11.21)%	(.95)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.60%	1.60%	1.60%	1.60%	1.56%
Expenses net of fee waivers, if any	1.60%	1.60%	1.60%	1.60%	1.56%
Expenses net of all reductions, if any	1.60%	1.60%	1.60%	1.60%	1.56%
Net investment income (loss)	2.96%	2.64%	1.93%	(.05)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$942	$1,252	$1,831	$2,678	$3,701
Portfolio turnover rate H	652%	767%	865% I	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mortgage Securities Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.01	$9.66	$10.22	$11.54	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.402	.365	.306	.120	.037
Net realized and unrealized gain (loss)	(.099)	.358	(.572)	(1.275)	(.025)
Total from investment operations	.303	.723	(.266)	(1.155)	.012
Distributions from net investment income	(.423)	(.373)	(.294)	(.128)	(.042) C
Distributions from net realized gain	-	-	-	(.037)	(.120) C
Total distributions	(.423)	(.373)	(.294)	(.165)	(.162)
Net asset value, end of period	$9.89	$10.01	$9.66	$10.22	$11.54
Total Return D	3.16%	7.70%	(2.61)%	(10.09)%	.10%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.11%	3.79%	3.08%	1.10%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$357,883	$331,958	$357,995	$836,806	$1,002,528
Portfolio turnover rate G	652%	767%	865% H	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class I

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.97	$9.62	$10.18	$11.50	$11.64
Income from Investment Operations
Net investment income (loss) A,B	.386	.349	.297	.113	.030
Net realized and unrealized gain (loss)	(.099)	.365	(.570)	(1.274)	(.012)
Total from investment operations	.287	.714	(.273)	(1.161)	.018
Distributions from net investment income	(.407)	(.364)	(.287)	(.122)	(.040) C
Distributions from net realized gain	-	-	-	(.037)	(.118) C
Total distributions	(.407)	(.364)	(.287)	(.159)	(.158)
Net asset value, end of period	$9.85	$9.97	$9.62	$10.18	$11.50
Total Return D	3.00%	7.62%	(2.70)%	(10.17)%	.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.58%	.52%	.51%	.51%
Expenses net of fee waivers, if any	.60%	.58%	.52%	.51%	.51%
Expenses net of all reductions, if any	.60%	.58%	.52%	.51%	.51%
Net investment income (loss)	3.96%	3.66%	3.01%	1.04%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$153,198	$151,019	$20,030	$38,256	$50,695
Portfolio turnover rate G	652%	767%	865% H	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mortgage Securities Fund Class Z

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$9.64	$10.19	$11.51	$11.65
Income from Investment Operations
Net investment income (loss) A,B	.409	.373	.315	.130	.047
Net realized and unrealized gain (loss)	(.098)	.348	(.563)	(1.275)	(.018)
Total from investment operations	.311	.721	(.248)	(1.145)	.029
Distributions from net investment income	(.431)	(.381)	(.302)	(.138)	(.046) C
Distributions from net realized gain	-	-	-	(.037)	(.123) C
Total distributions	(.431)	(.381)	(.302)	(.175)	(.169)
Net asset value, end of period	$9.86	$9.98	$9.64	$10.19	$11.51
Total Return D	3.25%	7.70%	(2.44)%	(10.03)%	.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.20%	3.88%	3.17%	1.19%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$136,003	$98,275	$86,046	$86,006	$126,756
Portfolio turnover rate G	652%	767%	865% H	662%	1032%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Mortgage Securities Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, options, swaps, capital loss carryforwards and losses deferred due to futures contracts, options and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,186,390
Gross unrealized depreciation	(25,862,028)
Net unrealized appreciation (depreciation)	$(18,675,638)
Tax Cost	$1,096,700,679

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(82,429,042)
Net unrealized appreciation (depreciation) on securities and other investments	$(18,736,314)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(50,304,434)
Long-term	(32,124,608)
Total capital loss carryforward	$(82,429,042)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$26,297,581	$19,405,566

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Mortgage Securities Fund
Credit Risk
Swaps	(288,227)	221,024
Total Credit Risk	(288,227)	221,024
Interest Rate Risk
Futures Contracts	(94,940)	(368,060)
Purchased Options	(475,074)	(239,514)
Written Options	140,208	(53,039)
Swaps	1,329,535	249,705
Total Interest Rate Risk	899,729	(410,908)
Totals	611,502	(189,884)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Mortgage Securities Fund	89,532,663

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Mortgage Securities Fund	118,328,984

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mortgage Securities Fund	2,670,820,999	2,688,201,436
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	42,856	551
Class M	-%	.25%	16,716	-
Class C	.75%	.25%	11,119	566
			70,691	1,117

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	572
Class M	238
Class CA	7
817

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Mortgage Securities Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	35,873.21
Class M	14,066.21
Class C	2,782.25
Fidelity Mortgage Securities Fund	336,452.10
Class I	372,516.25
Class Z	51,904.05
	813,593

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Advisor Mortgage Securities Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Mortgage Securities Fund	129	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	41,248

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,097.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Advisor Mortgage Securities Fund
Distributions to shareholders
Class A	$680,216	$656,286
Class M	265,016	258,588
Class C	35,540	42,469
Fidelity Mortgage Securities Fund	14,528,228	12,450,249
Class I	6,227,089	2,485,030
Class Z	4,561,492	3,512,843
Total	$26,297,581	$19,405,465
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Advisor Mortgage Securities Fund
Class A
Shares sold	186,228	176,194	$1,830,904	$1,717,989
Reinvestment of distributions	64,379	63,014	628,092	605,940
Shares redeemed	(478,228)	(478,976)	(4,675,285)	(4,577,001)
Net increase (decrease)	(227,621)	(239,768)	$(2,216,289)	$(2,253,072)
Class M
Shares sold	26,134	31,224	$255,891	$300,245
Reinvestment of distributions	26,622	26,231	260,268	252,776
Shares redeemed	(120,356)	(134,866)	(1,172,281)	(1,293,922)
Net increase (decrease)	(67,600)	(77,411)	$(656,122)	$(740,901)
Class C
Shares sold	16,179	10,685	$156,321	$100,241
Reinvestment of distributions	3,651	4,427	35,283	42,189
Shares redeemed	(50,025)	(80,361)	(481,721)	(762,838)
Net increase (decrease)	(30,195)	(65,249)	$(290,117)	$(620,408)
Fidelity Mortgage Securities Fund
Shares sold	13,864,266	15,597,788	$135,667,890	$148,548,010
Reinvestment of distributions	848,356	831,272	8,311,788	8,026,674
Shares redeemed	(11,684,875)	(20,307,734)	(114,036,327)	(190,956,845)
Net increase (decrease)	3,027,747	(3,878,674)	$29,943,351	$(34,382,161)
Class I
Shares sold	3,543,915	15,992,577	$34,491,721	$150,727,367
Reinvestment of distributions	518,122	215,350	5,057,616	2,084,907
Shares redeemed	(3,655,668)	(3,138,893)	(35,603,224)	(30,070,441)
Net increase (decrease)	406,369	13,069,034	$3,946,113	$122,741,833
Class Z
Shares sold	6,258,397	3,735,303	$60,649,909	$36,249,739
Reinvestment of distributions	432,403	338,186	4,227,093	3,259,733
Shares redeemed	(2,744,117)	(3,155,611)	(26,751,025)	(30,087,206)
Net increase (decrease)	3,946,683	917,878	$38,125,977	$9,422,266
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Mortgage Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Mortgage Securities Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 5.49% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $21,702,237 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $26,297,581of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704047.128
AMOR-ANN-1025
Fidelity Advisor® Limited Term Bond Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Limited Term Bond Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 10.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	3,718,000	3,718,030
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	4,986,000	4,993,394
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	2,784,000	2,781,074
TOTAL BAILIWICK OF JERSEY		11,492,498
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	360,335	365,123
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	629,744	637,522
TOTAL CANADA		1,002,645
GRAND CAYMAN (UK OVERSEAS TER) - 3.9%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (b)(c)(d)	150,000	149,987
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	2,216,844	2,214,073
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	2,953,000	2,966,711
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.3352% 4/20/2034 (b)(c)(d)	7,540,000	7,539,925
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4655% 1/20/2036 (b)(c)(d)	2,400,000	2,401,452
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)	125,000	124,117
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 4/20/2035 (b)(c)(d)	7,900,000	7,912,601
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	4,766,000	4,765,967
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	150,000	151,568
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	100,000	100,689
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.4935% 8/20/2034 (b)(c)(d)	2,769,000	2,773,918
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	4,228,000	4,231,099
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	2,644,000	2,648,495
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	5,254,000	5,254,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	10,354,000	10,354,000
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.3652% 11/16/2034 (b)(c)(d)	3,565,463	3,567,699
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	375,607	365,263
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	4,205,000	4,208,936
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5676% 7/15/2036 (b)(c)(d)	4,257,000	4,262,628
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	4,678,000	4,691,033
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.7035% 2/20/2038 (b)(c)(d)	150,000	148,933
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	100,000	100,958
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 5.265% 5/21/2034 (b)(c)(d)	4,676,000	4,680,003
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	10,060,000	10,062,274
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	687,449	688,274
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	250,000	247,693
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	2,073,772	2,075,021
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6892% 7/15/2036 (b)(c)(d)	2,529,000	2,534,670
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1074% 4/6/2042 (b)(c)(d)	304,000	239,030
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	3,393,000	3,397,221
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 7/20/2032 (b)(c)(d)	4,499,864	4,504,022
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		99,362,260
UNITED STATES - 5.9%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	306,267	303,204
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,542,548	1,475,639
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	3,926,765	3,697,469
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	1,536,010	1,537,247
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	1,584,704	1,586,680
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	265,576	261,311
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	1,869,450	1,884,981
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	408,000	416,252
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	945,000	957,275
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	3,173,237	2,990,875
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,036,901	1,050,420
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	3,315,000	3,346,141
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	401,365	398,979
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	33,248	33,208
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,059,000	1,067,486
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	3,072,000	3,098,394
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	123,950	122,148
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	11,550,000	11,190,998
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	2,044,600	2,055,991
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	893,000	898,177
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	279,000	285,627
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,625,000	1,640,852
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.474% 10/25/2045 (b)	1,855,000	1,853,616
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	3,745,900	3,714,604
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	451,010	449,117
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (b)	7,700,000	7,731,282
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	156,760	156,710
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	971,895	986,389
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	2,821,000	2,860,834
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	1,071,000	1,080,110
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	2,825,000	2,871,591
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	588,000	598,984
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	5,801,000	5,806,737
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	6,400,000	6,392,442
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	2,797,000	2,837,590
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,575,000	3,627,372
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	1,805,000	1,820,359
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	5,280,000	5,353,733
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,075,000	1,089,525
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 7/20/2036 (b)(c)(d)	5,000,000	5,005,185
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	719,000	731,277
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	502,804	503,313
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	14,998	15,006
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	4,503,000	4,507,572
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	698,219	703,586
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	165,491	163,136
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	1,648,000	1,666,662
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	272,920	273,088
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	3,050,000	3,068,213
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	1,425,000	1,426,703
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	236,504	242,242
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	1,503,878	1,517,549
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	3,693,290	3,527,794
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	1,204,000	1,190,281
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	1,088,372	1,118,084
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	10,250,760	9,655,029
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.297% 9/25/2034 (c)(d)	1,607	1,674
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,614,000	2,634,616
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	720,235	724,360
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	1,615,000	1,634,091
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,345,000	5,422,088
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	2,802,786	2,839,711
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,117,482	1,126,211
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	3,445,000	3,473,389
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	6,300,000	6,325,850
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	2,687,000	2,698,182
TOTAL UNITED STATES		151,725,241
TOTAL ASSET-BACKED SECURITIES (Cost $263,759,982)		263,582,644

Bank Loan Obligations - 1.6%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (c)(d)(e)(f)	505,000	502,475
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (c)(d)(f)	384,452	384,290
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (c)(d)(f)	664,218	628,058
UNITED STATES - 1.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 3/29/2032 (c)(d)(f)	80,000	80,316
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/16/2029 (c)(d)(f)	408,958	406,234
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (c)(d)(f)	817,915	812,125
		1,298,675
Media - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (c)(d)(f)	675,408	648,054
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (c)(d)(f)	573,529	571,287
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 1/31/2029 (c)(d)(f)	1,299,708	1,291,585
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7276% 1/31/2029 (c)(d)(f)	650,000	648,154
		3,159,080
TOTAL COMMUNICATION SERVICES		4,457,755

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/28/2032 (c)(d)(f)	80,000	80,000
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9305% 6/3/2028 (c)(d)(f)	452,199	443,109
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 1/23/2032 (c)(d)(f)	1,360,880	1,363,602
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 6/20/2031 (c)(d)(f)	795,706	792,061
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (c)(d)(f)	1,205,318	1,017,746
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(f)	330,414	330,414
		1,348,160
Hotels, Restaurants & Leisure - 0.2%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.566% 1/29/2029 (c)(d)(f)	802,925	802,027
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 1/28/2032 (c)(d)(f)	643,425	644,332
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (c)(d)(f)	641,921	621,463
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (c)(d)(f)	450,248	432,612
		2,500,434
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (c)(d)(f)	484,826	437,555
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (c)(d)(f)	158,474	157,937
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 10/30/2027 (c)(d)(f)	64,500	64,238
		659,730
Leisure Products - 0.0%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9305% 5/30/2028 (c)(d)(f)	403,692	403,914
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (c)(d)(f)	702,950	681,735
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (c)(d)(f)	593,583	586,609
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6805% 4/16/2028 (c)(d)(f)	630,154	624,193
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2031 (c)(d)(f)	174,547	174,133
		2,066,670
TOTAL CONSUMER DISCRETIONARY		9,657,680

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (c)(d)(e)(f)	465,000	453,668
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (c)(d)(f)(g)	64,646	30,707
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (c)(d)(f)(g)	18,811	8,935
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (c)(d)(f)	156,838	149,519
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (c)(d)(f)	203,467	158,704
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (c)(d)(f)	340,000	337,450
		685,315
TOTAL CONSUMER STAPLES		1,138,983

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (c)(d)(f)	561,423	561,423
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (c)(d)(f)	923,088	439,620
		1,001,043
Financials - 0.2%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (c)(d)(f)	1,051,172	1,049,206
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (c)(d)(f)	230,000	227,845
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 7/31/2031 (c)(d)(f)	433,477	432,484
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 7/31/2031 (c)(d)(f)	135,000	134,663
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.066% 2/16/2032 (c)(d)(f)	330,000	327,938
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (c)(d)(f)	855,000	856,872
		1,979,802
Insurance - 0.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 11/6/2030 (c)(d)(f)	4,975	4,967
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.823% 9/19/2031 (c)(d)(f)	404,885	403,897
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.416% 8/19/2028 (c)(d)(f)	633,182	630,511
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 11/21/2029 (c)(d)(f)	498,637	497,859
		1,537,234
TOTAL FINANCIALS		4,566,242

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 1/15/2031 (c)(d)(f)	1,005,000	1,005,181
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 10/23/2028 (c)(d)(f)	1,480,405	1,480,257
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (c)(d)(e)(f)	645,000	636,938
		3,122,376
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.066% 2/15/2029 (c)(d)(f)	344,644	344,285
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (c)(d)(f)	730,000	719,254
TOTAL HEALTH CARE		4,185,915

Industrials - 0.1%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (c)(d)(f)	64	58
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 12/21/2028 (c)(d)(f)	581,206	579,847
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5904% 8/6/2032 (c)(d)(f)	275,000	275,781
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (c)(d)(f)	14,775	12,943
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (c)(d)(f)	457,972	444,233
		1,312,804
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0456% 4/10/2031 (c)(d)(f)	426,775	424,688
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (c)(d)(e)(f)	35,000	35,204
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (c)(d)(f)	15,000	15,070
TOTAL INDUSTRIALS		1,787,824

Information Technology - 0.2%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.066% 12/17/2029 (c)(d)(f)	890,000	904,738
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1017% 7/12/2032 (c)(d)(f)	10,000	10,025
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (c)(d)(f)	337,785	322,224
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	475,000	466,602
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (c)(d)(f)	1,262,890	1,233,578
		2,022,404
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 12/11/2028 (c)(d)(f)	1,022,896	1,021,935
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 8/13/2032 (c)(d)(f)	95,000	95,135
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 3/21/2031 (c)(d)(f)	75,000	75,172
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.066% 11/22/2032 (c)(d)(f)	105,000	107,888
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 10/9/2029 (c)(d)(f)	5,000	5,003
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (c)(d)(f)	787,992	747,158
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (c)(d)(e)(f)	295,000	296,330
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 8/31/2028 (c)(d)(f)	713,194	716,411
		3,065,032
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (c)(d)(f)	359,526	358,178
TOTAL INFORMATION TECHNOLOGY		6,360,377

Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.416% 11/24/2027 (c)(d)(f)	543,346	525,415
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.916% 9/30/2028 (c)(d)(f)	403,733	403,834
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.375%, 8.082% 10/4/2029 (c)(d)(f)	524,601	522,854
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (c)(d)(f)	492,692	433,263
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (c)(d)(f)	752,448	750,725
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (c)(d)(f)	588,902	528,539
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 6/28/2028 (c)(d)(f)	515,000	497,887
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (c)(d)(f)	716,807	705,381
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (c)(d)(e)(f)	30,000	29,900
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (c)(d)(f)	500,955	501,721
		4,899,519
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.491% 4/13/2029 (c)(d)(f)	1,144,237	1,142,658
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (c)(d)(f)	489,256	386,615
TOTAL MATERIALS		6,428,792

Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0643% 4/16/2031 (c)(d)(f)	35,000	35,028
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6036% 1/27/2031 (c)(d)(f)	503,600	503,515
		538,543
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (c)(d)(f)	253,406	255,096
TOTAL UTILITIES		793,639

TOTAL UNITED STATES		40,378,250
TOTAL BANK LOAN OBLIGATIONS (Cost $42,237,479)		41,893,073

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	4,125,132	3,668,433
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	2,398,993	2,239,598
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	425,179	418,230
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	217,549	216,391
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	742,503	666,633
CSMC Trust Series 2021-RPL9 Class A1, 3.858% 2/25/2061 (b)(c)	6,351,805	6,682,814
Fannie Mae Guaranteed REMIC Series 2018-3 Class LP, 3% 2/25/2047	3,011,596	2,861,323
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	3,968,647	3,798,104
Fannie Mae Guaranteed REMIC Series 2019-59 Class AB, 2.5% 10/25/2039	1,418,380	1,301,111
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	28,501	28,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4873 Class CA, 4% 7/15/2047	1,037,696	1,029,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	2,028,948	1,914,675
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	2,053,237	1,900,366
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	5,110,708	5,109,557
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	805,088	753,604
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	1,214,052	1,142,867
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	81,005	80,354
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(h)	3,261,870	3,270,122
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (c)(d)	358	332
TOTAL UNITED STATES		37,082,606
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,503,848)		37,082,606

Commercial Mortgage Securities - 3.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	4,840,000	4,861,175
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,362,034	1,307,500
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (c)(i)	20,395,256	822,178
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8756% 12/15/2062 (c)(i)	22,547,524	460,630
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.4938% 3/15/2053 (c)(i)	43,236,062	1,840,308
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(c)(d)	5,047,000	4,993,766
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	1,009,000	1,010,892
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	1,901,798	1,906,553
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	289,181	287,374
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	4,501,000	4,498,199
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	2,833,938	2,833,938
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	1,088,333	1,090,374
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	463,064	464,365
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	3,044,910	3,051,571
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	2,272,096	2,277,776
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	3,913,736	3,908,845
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	572,766	570,299
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.3275% 11/15/2038 (b)(c)(d)	3,737,821	3,736,653
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)	224,786	224,715
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	1,310,000	1,310,204
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(c)	1,322,000	1,339,005
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	6,609,116	5,721,316
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	5,317,193	4,442,768
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	47,376	47,311
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	8,241,000	8,227,238
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	6,022,816	6,019,052
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	5,418,000	5,546,543
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	1,780,925	1,780,369
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	1,667,640	1,631,197
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 4.0061% 7/10/2046 (b)(c)	2,496,870	2,459,467
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	2,682,000	2,680,331
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class A2, 2.9838% 12/15/2049	240,098	238,404
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,708,000	2,572,600
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9785% 9/15/2029 (b)(c)(d)	957,087	937,993
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1785% 7/15/2038 (b)(c)(d)	2,266,000	2,266,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	1,222,117	1,216,567
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2876% 6/15/2054 (c)(i)	6,587,503	264,890
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	94,138	94,197
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	3,402,341	3,401,278
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	1,578,000	1,578,000
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	402,769	401,272
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	1,920,000	1,922,975
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(c)	1,076,000	1,080,683
TOTAL UNITED STATES		97,326,771
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $100,015,100)		97,326,771

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (Cost $54,464)	5,740	14,120

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	342,297	696,643
Financials - 0.1%
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	970,000	892,383
Information Technology - 0.0%
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (b)	445,000	533,555
TOTAL UNITED STATES		2,122,581
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,704,415)		2,122,581

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	3,525,000	3,295,578
United Mexican States 6% 5/13/2030	2,190,000	2,289,645
TOTAL MEXICO		5,585,223
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,695,007)		5,585,223

Non-Convertible Corporate Bonds - 66.3%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (b)	250,000	253,228
AUSTRALIA - 0.6%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,710,000	1,673,683
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 4.907% 4/1/2028 (b)	7,311,000	7,432,434
Glencore Funding LLC 5.338% 4/4/2027 (b)	5,275,000	5,355,511
Mineral Resources Ltd 9.25% 10/1/2028 (b)	980,000	1,024,509
		13,812,454
TOTAL AUSTRALIA		15,486,137
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)	215,000	209,151
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)	845,000	823,875
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)	410,000	407,110

TOTAL BRAZIL		1,230,985
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (b)(j)	200,000	201,410
CANADA - 2.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)	500,000	508,668
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)	700,000	681,358
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)	570,000	532,961
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)	545,000	551,486
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	305,000	312,399
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)	500,000	503,625
		2,581,829
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)	335,000	248,738
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Baytex Energy Corp 7.375% 3/15/2032 (b)	260,000	254,046
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	1,469,000	1,497,408
Enbridge Inc 1.6% 10/4/2026	10,000,000	9,719,461
Enbridge Inc 4.6% 6/20/2028	822,000	830,780
Enbridge Inc 5.3% 4/5/2029	3,720,000	3,839,693
Enbridge Inc 5.9% 11/15/2026	2,300,000	2,340,237
Parkland Corp 6.625% 8/15/2032 (b)	540,000	556,161
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	5,989,000	6,040,345
		25,078,131
Financials - 0.6%
Banks - 0.4%
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)	4,990,000	5,133,264
Toronto Dominion Bank 4.783% 12/17/2029	4,185,000	4,276,390
		9,409,654
Insurance - 0.2%
Empower Finance 2020 LP 1.357% 9/17/2027 (b)	5,321,000	5,017,821
TOTAL FINANCIALS		14,427,475

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (b)	205,000	213,703
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	2,099,000	2,039,166
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (b)	120,000	128,723
TOTAL INDUSTRIALS		2,381,592

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (b)	1,300,000	1,263,600
Materials - 0.4%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027	705,000	701,866
Nutrien Ltd 4.9% 3/27/2028	8,000,000	8,136,739
		8,838,605
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (b)	495,000	494,653
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (b)	245,000	251,595
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	900,000	893,825
New Gold Inc 6.875% 4/1/2032 (b)	215,000	224,109
		1,369,529
TOTAL MATERIALS		10,702,787

TOTAL CANADA		57,192,820
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)	405,000	150,356
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)(k)	190,000	154,620
		304,976
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)	575,000	527,563
TOTAL COLOMBIA		832,539
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (b)	365,000	369,629
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	7,500,000	7,501,766
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	5,262,000	5,266,864

TOTAL DENMARK		12,768,630
FRANCE - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (b)	210,000	179,550
Altice France SA 5.5% 1/15/2028 (b)	200,000	176,000
Altice France SA 5.5% 10/15/2029 (b)	80,000	68,600
		424,150
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (b)	250,000	249,832
Financials - 1.8%
Banks - 1.8%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	7,417,000	7,330,383
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	7,300,000	7,368,412
BPCE SA 1.652% 10/6/2026 (b)(c)	5,000,000	4,985,991
BPCE SA 2.045% 10/19/2027 (b)(c)	6,865,000	6,678,125
Societe Generale SA 1.488% 12/14/2026 (b)(c)	4,870,000	4,825,580
Societe Generale SA 1.792% 6/9/2027 (b)(c)	6,750,000	6,607,066
Societe Generale SA 5.249% 5/22/2029 (b)(c)	7,350,000	7,461,513
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,296,000	1,324,694
		46,581,764
TOTAL FRANCE		47,255,746
GERMANY - 2.9%
Consumer Discretionary - 0.8%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (b)	415,000	404,491
Automobiles - 0.8%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	5,000,000	5,095,638
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	15,040,000	14,927,508
		20,023,146
TOTAL CONSUMER DISCRETIONARY		20,427,637

Financials - 1.2%
Capital Markets - 1.2%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	14,479,000	14,396,750
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	7,028,000	6,855,412
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	6,430,000	6,482,869
		27,735,031
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	10,500,000	10,483,500
Bayer US Finance LLC 6.125% 11/21/2026 (b)	3,000,000	3,052,713
		13,536,213
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	5,000,000	4,863,212
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	1,704,000	1,727,989
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,437,000	1,460,410
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)	1,375,000	1,371,098
		9,422,709
TOTAL GERMANY		71,121,590
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (b)	600,000	594,600
Kosmos Energy Ltd 7.75% 5/1/2027 (b)	415,000	392,833
Tullow Oil PLC 10.25% 5/15/2026 (b)	21,000	17,686

TOTAL GHANA		1,005,119
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	855,000	879,706
IRELAND - 1.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (b)	885,000	901,116
Financials - 1.0%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	3,531,000	3,667,316
Consumer Finance - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	7,095,000	7,013,770
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,102,000	2,058,951
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,620,281
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	3,836,000	3,959,862
		18,652,864
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (b)	545,000	550,430
GGAM Finance Ltd 7.75% 5/15/2026 (b)	1,190,000	1,194,084
		1,744,514
TOTAL FINANCIALS		24,064,694

Industrials - 0.7%
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	4,000,000	3,838,978
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	3,331,000	3,364,231
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	2,953,000	3,029,985
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	3,189,000	3,194,163
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	4,950,000	5,122,555
		18,549,912
TOTAL IRELAND		43,515,722
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(j)	130,000	126,100
Energean PLC 6.5% 4/30/2027 (b)	1,160,000	1,147,153
		1,273,253
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	635,000	649,044
TOTAL ISRAEL		1,922,297
ITALY - 0.4%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	5,031,000	5,042,248
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	5,000,000	5,124,865
TOTAL ITALY		10,167,113
JAPAN - 2.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 1.591% 4/3/2028 (b)	10,000,000	9,374,509
NTT Finance Corp 4.567% 7/16/2027 (b)	311,000	312,973
NTT Finance Corp 4.62% 7/16/2028 (b)	314,000	317,350
		10,004,832
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	2,993,000	3,045,105
Japan Tobacco Inc 5.21% 6/15/2030 (b)	2,486,000	2,581,728
		5,626,833
Financials - 1.6%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	10,000,000	9,756,145
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	5,000,000	4,856,742
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	10,000,000	9,779,396
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	4,464,000	4,515,363
		28,907,646
Capital Markets - 0.5%
Nomura Holdings Inc 1.653% 7/14/2026	12,500,000	12,222,045
TOTAL FINANCIALS		41,129,691

TOTAL JAPAN		56,761,356
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (b)	165,000	134,731
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)	595,000	576,891
TOTAL LUXEMBOURG		711,622
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (b)	255,000	255,000
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 6.49% 1/23/2027	6,035,000	6,043,147
Petroleos Mexicanos 6.5% 3/13/2027	12,000,000	12,054,000

TOTAL MEXICO		18,097,147
NETHERLANDS - 1.5%
Consumer Staples - 0.4%
Food Products - 0.4%
JDE Peet's NV 1.375% 1/15/2027 (b)	10,440,000	10,007,483
Financials - 1.0%
Banks - 1.0%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	8,114,000	7,933,750
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	7,500,000	7,282,289
ING Groep NV 1.726% 4/1/2027 (c)	4,192,000	4,129,608
ING Groep NV 5.335% 3/19/2030 (c)	6,564,000	6,775,134
		26,120,781
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,545,000	1,548,260
TOTAL NETHERLANDS		37,676,524
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (b)	295,000	300,882
IHS Holding Ltd 8.25% 11/29/2031 (b)	205,000	210,855

TOTAL NIGERIA		511,737
NORWAY - 0.6%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)	370,000	384,252
TGS ASA 8.5% 1/15/2030 (b)	435,000	443,891
		828,143
Financials - 0.6%
Banks - 0.6%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	4,643,000	4,550,857
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	9,570,000	9,188,404
		13,739,261
TOTAL NORWAY		14,567,404
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)	500,000	508,125
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)	545,000	572,178
TOTAL PANAMA		1,080,303
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	395,000	341,924
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA 1.722% 9/14/2027 (c)	5,000,000	4,864,028
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,080,939

TOTAL SPAIN		8,944,967
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.305% 2/2/2027 (b)(c)	10,000,000	9,870,947
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)	490,000	495,254
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)	125,000	129,997
		625,251
TOTAL SWITZERLAND		10,496,198
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	675,000	698,625
UNITED KINGDOM - 5.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)	1,125,000	1,172,770
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	620,000	627,801
TOTAL CONSUMER DISCRETIONARY		1,800,571

Consumer Staples - 1.1%
Tobacco - 1.1%
BAT International Finance PLC 1.668% 3/25/2026	15,000,000	14,768,960
BAT International Finance PLC 5.931% 2/2/2029	5,000,000	5,254,458
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	2,134,000	2,147,584
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	5,000,000	5,179,336
		27,350,338
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (b)	1,700,000	1,876,975
Financials - 3.5%
Banks - 3.3%
Barclays PLC 2.279% 11/24/2027 (c)	5,000,000	4,877,516
Barclays PLC 4.476% 11/11/2029 (c)	7,700,000	7,713,787
Barclays PLC 5.367% 2/25/2031 (c)	5,200,000	5,363,341
Barclays PLC 5.69% 3/12/2030 (c)	1,821,000	1,894,802
HSBC Holdings PLC 4.899% 3/3/2029 (c)	9,152,000	9,283,189
HSBC Holdings PLC 5.21% 8/11/2028 (c)	4,327,000	4,395,897
HSBC Holdings PLC 5.24% 5/13/2031 (c)	7,250,000	7,452,759
HSBC Holdings PLC 5.597% 5/17/2028 (c)	6,300,000	6,432,160
HSBC Holdings PLC 7.39% 11/3/2028 (c)	4,000,000	4,251,409
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	4,000,000	3,940,292
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	3,954,000	4,009,918
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	1,122,000	1,140,760
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	3,667,000	3,835,995
NatWest Group PLC 4.964% 8/15/2030 (c)	13,500,000	13,781,954
NatWest Markets PLC 4.789% 3/21/2028 (b)	6,000,000	6,110,043
		84,483,822
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	5,800,000	5,935,322
TOTAL FINANCIALS		90,419,144

Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems Finance Inc 7.5% 7/1/2027 (b)	4,000,000	4,235,479
BAE Systems PLC 5% 3/26/2027 (b)	1,667,000	1,686,076
BAE Systems PLC 5.125% 3/26/2029 (b)	1,551,000	1,599,642
		7,521,197
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (b)	125,000	125,290
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)	505,000	512,220
TOTAL UNITED KINGDOM		129,605,735
UNITED STATES - 45.2%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	12,588,000	11,878,178
AT&T Inc 4.7% 8/15/2030	2,877,000	2,920,894
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)	1,005,000	991,505
Cablevision Lightpath LLC 5.625% 9/15/2028 (b)	405,000	401,346
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	960,000	957,506
Level 3 Financing Inc 3.875% 10/15/2030 (b)	150,000	127,499
Level 3 Financing Inc 4% 4/15/2031 (b)	225,000	188,438
Level 3 Financing Inc 4.875% 6/15/2029 (b)	355,000	331,038
		17,796,404
Entertainment - 0.1%
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)	1,550,000	1,537,095
ROBLOX Corp 3.875% 5/1/2030 (b)	395,000	375,549
		1,912,644
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (b)	255,000	245,072
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)	1,635,000	1,626,761
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (b)(k)	630,000	625,107
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,941,143
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	4,070,000	4,131,020
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (b)	505,000	512,968
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (b)	150,000	152,678
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)	80,000	74,375
CSC Holdings LLC 5.5% 4/15/2027 (b)	160,000	153,873
DISH DBS Corp 5.125% 6/1/2029	445,000	367,348
DISH Network Corp 11.75% 11/15/2027 (b)	580,000	613,216
EchoStar Corp 10.75% 11/30/2029	760,000	817,950
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	1,545,000	1,524,251
EW Scripps Co/The 9.875% 8/15/2030 (b)	225,000	211,508
Sirius XM Radio LLC 3.125% 9/1/2026 (b)(k)	1,660,000	1,649,741
TEGNA Inc 5% 9/15/2029	310,000	310,322
Univision Communications Inc 7.375% 6/30/2030 (b)	780,000	784,259
Univision Communications Inc 8% 8/15/2028 (b)	375,000	389,223
Univision Communications Inc 9.375% 8/1/2032 (b)	125,000	131,636
Warnermedia Holdings Inc 3.755% 3/15/2027	2,385,000	2,349,225
		20,611,676
TOTAL COMMUNICATION SERVICES		40,320,724

Consumer Discretionary - 3.4%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)	190,000	196,882
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	1,200,000	1,226,784
Patrick Industries Inc 6.375% 11/1/2032 (b)	380,000	385,473
		1,809,139
Automobiles - 1.5%
General Motors Financial Co Inc 1.25% 1/8/2026	8,359,000	8,262,669
General Motors Financial Co Inc 2.35% 2/26/2027	7,500,000	7,284,025
General Motors Financial Co Inc 5.8% 6/23/2028	7,500,000	7,763,238
General Motors Financial Co Inc 6% 1/9/2028	5,000,000	5,179,136
Hyundai Capital America 4.875% 6/23/2027 (b)	6,250,000	6,303,351
Hyundai Capital America 5.45% 6/24/2026 (b)	3,147,000	3,171,051
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (b)	45,000	40,884
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (b)(k)	70,000	69,071
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)	360,000	340,160
		38,413,585
Broadline Retail - 0.1%
Saks Global Enterprises LLC 11% 12/15/2029 (b)	420,180	165,929
Wayfair LLC 7.25% 10/31/2029 (b)(k)	455,000	463,931
Wayfair LLC 7.75% 9/15/2030 (b)	690,000	712,876
		1,342,736
Distributors - 0.2%
Genuine Parts Co 4.95% 8/15/2029	6,200,000	6,329,028
Diversified Consumer Services - 0.2%
Service Corp International/US 5.75% 10/15/2032 (k)	500,000	504,969
Sotheby's 7.375% 10/15/2027 (b)	1,325,000	1,310,415
StoneMor Inc 8.5% 5/15/2029 (b)	770,000	742,842
TKC Holdings Inc 10.5% 5/15/2029 (b)	710,000	724,899
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)(k)	1,325,000	1,324,258
		4,607,383
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp 4.75% 12/1/2027	475,000	470,684
Caesars Entertainment Inc 6% 10/15/2032 (b)(k)	390,000	382,377
Carnival Corp 5.75% 3/15/2030 (b)	420,000	430,564
Carnival Corp 5.75% 8/1/2032 (b)	125,000	127,187
Carnival Corp 5.875% 6/15/2031 (b)	970,000	994,391
Carnival Corp 6.125% 2/15/2033 (b)	455,000	467,235
Churchill Downs Inc 4.75% 1/15/2028 (b)	325,000	321,490
Churchill Downs Inc 6.75% 5/1/2031 (b)(k)	525,000	539,582
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)	955,000	898,130
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)	395,000	378,821
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)	245,000	249,485
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (b)	420,000	406,216
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)	265,000	270,405
Life Time Inc 6% 11/15/2031 (b)	450,000	454,786
Light & Wonder International Inc 7% 5/15/2028 (b)	750,000	751,780
Lindblad Expeditions LLC 7% 9/15/2030 (b)	145,000	148,495
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)	95,000	76,398
NCL Corp Ltd 5.875% 2/15/2027 (b)	300,000	300,630
NCL Corp Ltd 5.875% 3/15/2026 (b)	142,000	142,337
NCL Corp Ltd 6.25% 3/1/2030 (b)	125,000	126,850
Neogen Food Safety Corp 8.625% 7/20/2030 (b)	120,000	125,693
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)	990,000	1,007,673
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)	210,000	213,355
Six Flags Entertainment Corp 5.5% 4/15/2027 (b)(k)	575,000	573,470
Viking Cruises Ltd 9.125% 7/15/2031 (b)	465,000	500,994
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (b)	125,000	124,916
VOC Escrow Ltd 5% 2/15/2028 (b)	200,000	198,844
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (b)	325,000	325,217
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)	175,000	177,153
		11,185,158
Household Durables - 0.1%
LGI Homes Inc 7% 11/15/2032 (b)(k)	400,000	390,102
LGI Homes Inc 8.75% 12/15/2028 (b)	370,000	387,567
New Home Co Inc/The 8.5% 11/1/2030 (b)	135,000	140,017
Newell Brands Inc 6.375% 5/15/2030 (k)	235,000	231,910
Newell Brands Inc 8.5% 6/1/2028 (b)	295,000	311,439
Somnigroup International Inc 4% 4/15/2029 (b)	900,000	865,100
Whirlpool Corp 6.125% 6/15/2030	325,000	328,613
		2,654,748
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	4,539,000	4,703,444
Specialty Retail - 0.6%
Advance Auto Parts Inc 5.95% 3/9/2028	6,525,000	6,644,323
Advance Auto Parts Inc 7% 8/1/2030 (b)	275,000	282,185
AutoZone Inc 5.165% 6/15/2030	1,075,000	1,109,519
AutoZone Inc 6.25% 11/1/2028	3,398,000	3,608,849
Group 1 Automotive Inc 6.375% 1/15/2030 (b)	585,000	599,401
LBM Acquisition LLC 6.25% 1/15/2029 (b)	120,000	110,086
LBM Acquisition LLC 9.5% 6/15/2031 (b)	380,000	398,248
O'Reilly Automotive Inc 5.75% 11/20/2026	1,697,000	1,725,292
SGUS LLC 11% 12/15/2029 (b)	178,002	156,460
Staples Inc 10.75% 9/1/2029 (b)	1,200,000	1,149,000
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)(k)	215,000	227,473
		16,010,836
TOTAL CONSUMER DISCRETIONARY		87,056,057

Consumer Staples - 2.0%
Beverages - 0.4%
Molson Coors Beverage Co 3% 7/15/2026	10,575,000	10,452,721
Consumer Staples Distribution & Retail - 0.9%
7-Eleven Inc 0.95% 2/10/2026 (b)	7,891,000	7,765,428
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (b)(k)	1,140,000	1,131,613
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)	265,000	251,952
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)	935,000	952,816
C&S Group Enterprises LLC 5% 12/15/2028 (b)	285,000	259,135
Dollar General Corp 4.625% 11/1/2027	4,000,000	4,028,225
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)	765,000	805,330
Mars Inc 4.6% 3/1/2028 (b)	4,141,000	4,192,579
Mars Inc 4.8% 3/1/2030 (b)	1,360,000	1,385,988
Performance Food Group Inc 5.5% 10/15/2027 (b)	425,000	424,423
Performance Food Group Inc 6.125% 9/15/2032 (b)	340,000	347,995
US Foods Inc 4.75% 2/15/2029 (b)	455,000	448,171
US Foods Inc 5.75% 4/15/2033 (b)	185,000	185,604
		22,179,259
Food Products - 0.2%
Bunge Ltd Finance Corp 4.1% 1/7/2028	2,685,000	2,683,515
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)	110,000	116,738
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)	590,000	633,902
Post Holdings Inc 4.625% 4/15/2030 (b)	290,000	279,672
Post Holdings Inc 6.375% 3/1/2033 (b)	230,000	232,335
The Campbell's Company 5.3% 3/20/2026	1,106,000	1,110,834
TreeHouse Foods Inc 4% 9/1/2028	305,000	283,311
		5,340,307
Personal Care Products - 0.0%
Coty Inc 5% 4/15/2026 (b)(k)	432,000	429,283
Tobacco - 0.5%
Philip Morris International Inc 4.125% 4/28/2028	7,300,000	7,316,302
Philip Morris International Inc 4.875% 2/13/2029	6,400,000	6,535,952
		13,852,254
TOTAL CONSUMER STAPLES		52,253,824

Energy - 3.8%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (b)	370,000	371,239
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)	125,000	128,136
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)	485,000	501,665
Nabors Industries Inc 7.375% 5/15/2027 (b)	375,000	381,250
Nabors Industries Ltd 7.5% 1/15/2028 (b)	650,000	652,460
Transocean Inc 8.25% 5/15/2029 (b)	375,000	362,728
Transocean International Ltd 8% 2/1/2027 (b)	1,275,000	1,272,750
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027	905,000	905,193
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)	240,000	246,018
Valaris Ltd 8.375% 4/30/2030 (b)	300,000	312,325
		5,133,764
Oil, Gas & Consumable Fuels - 3.6%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (b)	260,000	271,191
Buckeye Partners LP 4.125% 12/1/2027	255,000	250,840
California Resources Corp 7.125% 2/1/2026 (b)	49,000	48,838
California Resources Corp 8.25% 6/15/2029 (b)	780,000	805,878
Cheniere Energy Inc 4.625% 10/15/2028	650,000	649,490
CITGO Petroleum Corp 6.375% 6/15/2026 (b)	525,000	524,666
CNX Midstream Partners LP 4.75% 4/15/2030 (b)	450,000	426,862
CNX Resources Corp 7.25% 3/1/2032 (b)	445,000	461,752
Comstock Resources Inc 5.875% 1/15/2030 (b)	375,000	351,945
Comstock Resources Inc 6.75% 3/1/2029 (b)	750,000	739,384
CVR Energy Inc 8.5% 1/15/2029 (b)(k)	855,000	864,211
DCP Midstream Operating LP 5.125% 5/15/2029	4,900,000	5,006,960
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	870,000	909,417
Diamondback Energy Inc 5.2% 4/18/2027	5,172,000	5,249,667
Energy Transfer LP 5.25% 7/1/2029	515,000	531,153
Energy Transfer LP 6.5% 2/15/2056 (c)	255,000	253,337
EQT Corp 5.7% 4/1/2028	4,000,000	4,134,116
EQT Corp 7.5% 6/1/2027 (b)	1,000,000	1,018,296
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	215,000	217,883
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)	85,000	86,997
Harvest Midstream I LP 7.5% 5/15/2032 (b)	405,000	416,993
Hess Corp 4.3% 4/1/2027	4,500,000	4,510,444
Hess Midstream Operations LP 4.25% 2/15/2030 (b)	230,000	223,338
Hess Midstream Operations LP 5.875% 3/1/2028 (b)	565,000	574,471
Hess Midstream Operations LP 6.5% 6/1/2029 (b)	560,000	579,018
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)	240,000	250,277
Kinetik Holdings LP 6.625% 12/15/2028 (b)	980,000	1,008,241
Matador Resources Co 6.5% 4/15/2032 (b)	300,000	304,374
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	180,000	178,014
MPLX LP 1.75% 3/1/2026	15,044,000	14,841,536
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)	675,000	680,091
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)	370,000	380,113
Occidental Petroleum Corp 5% 8/1/2027	3,189,000	3,220,501
Occidental Petroleum Corp 5.2% 8/1/2029	1,325,000	1,342,077
Occidental Petroleum Corp 6.625% 9/1/2030	1,610,000	1,711,016
ONEOK Inc 4.25% 9/24/2027	458,000	458,413
ONEOK Inc 4.4% 10/15/2029	479,000	478,321
ONEOK Inc 4.85% 7/15/2026	525,000	526,328
ONEOK Inc 6.5% 9/1/2030 (b)	5,247,000	5,646,658
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	165,000	162,071
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)(k)	630,000	610,022
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)	595,000	614,302
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	5,242,000	5,050,373
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	2,074,000	2,001,060
Prairie Acquiror LP 9% 8/1/2029 (b)(k)	335,000	349,276
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)	185,000	193,246
SM Energy Co 6.625% 1/15/2027	400,000	400,293
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	125,000	124,648
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	245,000	245,858
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	1,050,000	1,050,846
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)	1,000,000	998,743
Talos Production Inc 9% 2/1/2029 (b)	240,000	247,056
Targa Resources Corp 4.9% 9/15/2030	825,000	837,624
Targa Resources Corp 6.15% 3/1/2029	7,061,000	7,449,589
Venture Global LNG Inc 7% 1/15/2030 (b)	295,000	303,982
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)	225,000	246,796
Western Gas Partners LP 6.35% 1/15/2029	5,546,000	5,833,177
Williams Cos Inc/The 4.625% 6/30/2030	1,288,000	1,294,777
Williams Cos Inc/The 4.8% 11/15/2029	2,339,000	2,380,482
Williams Cos Inc/The 5.4% 3/2/2026	1,334,000	1,340,232
		91,867,560
TOTAL ENERGY		97,001,324

Financials - 19.9%
Banks - 8.8%
Bank of America Corp 1.197% 10/24/2026 (c)	13,673,000	13,609,023
Bank of America Corp 1.734% 7/22/2027 (c)	7,174,000	7,010,356
Bank of America Corp 4.623% 5/9/2029 (c)	7,300,000	7,382,344
Bank of America Corp 5.202% 4/25/2029 (c)	10,500,000	10,766,345
Bank of America Corp 5.819% 9/15/2029 (c)	9,400,000	9,825,873
Citigroup Inc 4.075% 4/23/2029 (c)	7,879,000	7,850,980
Citigroup Inc 4.786% 3/4/2029 (c)	5,300,000	5,369,326
Citigroup Inc 5.174% 2/13/2030 (c)	12,400,000	12,724,565
Citigroup Inc 5.61% 9/29/2026 (c)	4,000,000	4,002,855
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)	81,000	84,017
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	6,370,000	6,388,160
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,000,000	5,269,216
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	10,000,000	9,709,980
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	3,000,000	2,772,039
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	12,053,000	11,252,069
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	5,000,000	5,054,556
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	5,300,000	5,394,427
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	21,400,000	21,948,199
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,642,000	1,694,038
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,266,000	3,335,837
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	2,928,000	2,978,165
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	7,560,000	7,594,393
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	4,591,000	4,779,149
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	2,768,000	2,696,818
Santander Holdings USA Inc 3.244% 10/5/2026	4,000,000	3,949,759
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	3,000,000	3,000,578
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	3,664,000	3,845,676
Truist Financial Corp 4.873% 1/26/2029 (c)	4,000,000	4,061,720
Truist Financial Corp 5.071% 5/20/2031 (c)	5,288,000	5,417,799
US Bancorp 4.653% 2/1/2029 (c)	2,000,000	2,022,782
Wells Fargo & Co 4.3% 7/22/2027	7,000,000	7,026,002
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,300,000	5,400,561
Wells Fargo & Co 5.244% 1/24/2031 (c)	7,692,000	7,945,793
Wells Fargo & Co 5.707% 4/22/2028 (c)	6,200,000	6,341,221
Wells Fargo & Co 6.303% 10/23/2029 (c)	5,800,000	6,147,906
Western Alliance Bancorp 3% 6/15/2031 (c)	525,000	498,561
		225,151,088
Capital Markets - 5.0%
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	7,076,000	7,118,888
Athene Global Funding 1.73% 10/2/2026 (b)	5,000,000	4,864,311
Athene Global Funding 4.721% 10/8/2029 (b)	5,300,000	5,324,028
Athene Global Funding 5.516% 3/25/2027 (b)	7,000,000	7,119,936
Bank of New York Mellon 4.729% 4/20/2029 (c)	2,106,000	2,140,737
BroadStreet Partners Inc 5.875% 4/15/2029 (b)	510,000	507,194
Equitable America Global Funding 4.65% 6/9/2028 (b)	2,575,000	2,600,183
Equitable America Global Funding 4.95% 6/9/2030 (b)	3,483,000	3,552,916
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	490,000	506,354
GA Global Funding Trust 5.4% 1/13/2030 (b)	3,308,000	3,431,435
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	10,000,000	9,764,695
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	6,000,000	6,004,229
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	7,200,000	7,275,471
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	7,439,000	7,916,212
HPS Corporate Lending Fund 6.25% 9/30/2029	5,000,000	5,168,200
Intercontinental Exchange Inc 3.625% 9/1/2028	5,500,000	5,425,944
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)	430,000	431,987
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)	320,000	330,674
LPL Holdings Inc 4.9% 4/3/2028	8,265,000	8,370,183
Morgan Stanley 4.994% 4/12/2029 (c)	3,914,000	3,986,703
Morgan Stanley 5.042% 7/19/2030 (c)	11,500,000	11,780,656
Morgan Stanley 5.164% 4/20/2029 (c)	9,860,000	10,080,504
Morgan Stanley 6.407% 11/1/2029 (c)	3,900,000	4,145,634
Nuveen LLC 5.55% 1/15/2030 (b)	984,000	1,030,541
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	4,131,000	4,201,862
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	3,365,000	3,452,836
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)	480,000	503,841
		127,036,154
Consumer Finance - 2.3%
Ally Financial Inc 5.737% 5/15/2029 (c)	2,418,000	2,483,084
American Express Co 4.731% 4/25/2029 (c)	6,000,000	6,098,575
American Express Co 5.085% 1/30/2031 (c)	1,297,000	1,336,767
Capital One Financial Corp 1.878% 11/2/2027 (c)	7,000,000	6,801,334
Capital One Financial Corp 5.468% 2/1/2029 (c)	9,443,000	9,693,275
Capital One Financial Corp 7.149% 10/29/2027 (c)	5,000,000	5,152,049
Ford Motor Credit Co LLC 3.375% 11/13/2025	8,000,000	7,973,667
Ford Motor Credit Co LLC 5.85% 5/17/2027	4,000,000	4,039,957
Ford Motor Credit Co LLC 5.875% 11/7/2029	5,200,000	5,255,900
Ford Motor Credit Co LLC 6.95% 6/10/2026	6,500,000	6,584,843
Navient Corp 6.75% 6/15/2026	765,000	773,354
OneMain Finance Corp 3.5% 1/15/2027	655,000	641,012
OneMain Finance Corp 6.125% 5/15/2030	355,000	360,073
OneMain Finance Corp 6.75% 3/15/2032	215,000	220,101
OneMain Finance Corp 7.5% 5/15/2031	675,000	707,599
PRA Group Inc 5% 10/1/2029 (b)	135,000	126,847
PRA Group Inc 8.875% 1/31/2030 (b)	365,000	383,381
		58,631,818
Financial Services - 0.9%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (b)	6,290,000	6,341,008
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	3,585,000	3,658,165
Block Inc 5.625% 8/15/2030 (b)	240,000	245,328
Block Inc 6% 8/15/2033 (b)	150,000	153,998
Block Inc 6.5% 5/15/2032	430,000	445,535
Corebridge Financial Inc 3.65% 4/5/2027	3,345,000	3,314,239
Corebridge Global Funding 4.65% 8/20/2027 (b)	1,596,000	1,611,346
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,298,000	2,339,092
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)	885,000	876,047
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (k)	1,180,000	1,151,108
Jackson Financial Inc 5.17% 6/8/2027	1,397,000	1,414,991
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (b)	310,000	317,380
NFE Financing LLC 12% 11/15/2029 (b)	270,536	99,422
Rocket Cos Inc 6.125% 8/1/2030 (b)	460,000	473,317
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)	265,000	274,769
UWM Holdings LLC 6.625% 2/1/2030 (b)	490,000	497,775
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	440,000	457,678
		23,671,198
Insurance - 2.9%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)	730,000	758,263
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	465,000	474,343
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	460,000	475,752
American International Group Inc 4.85% 5/7/2030	7,000,000	7,161,953
AmWINS Group Inc 4.875% 6/30/2029 (b)	330,000	321,939
AmWINS Group Inc 6.375% 2/15/2029 (b)	290,000	297,217
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)(k)	620,000	643,425
Arthur J Gallagher & Co 4.6% 12/15/2027	3,119,000	3,146,817
Brown & Brown Inc 4.7% 6/23/2028	1,180,000	1,191,303
Brown & Brown Inc 4.9% 6/23/2030	2,414,000	2,444,043
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	15,000,000	14,191,763
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	5,000,000	4,854,073
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	3,422,000	3,555,592
Guardian Life Global Funding 1.4% 7/6/2027 (b)	8,010,000	7,640,402
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	4,963,000	4,999,036
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	7,744,000	8,031,546
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	1,453,000	1,484,115
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	355,000	368,379
RGA Global Funding 2% 11/30/2026 (b)	3,680,000	3,578,989
RGA Global Funding 5.448% 5/24/2029 (b)	2,658,000	2,757,771
Ryan Specialty LLC 5.875% 8/1/2032 (b)	425,000	427,906
Western-Southern Global Funding 4.9% 5/1/2030 (b)	653,000	665,691
Willis North America Inc 4.5% 9/15/2028	5,000,000	5,043,628
		74,513,946
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (b)	120,000	122,842
Starwood Property Trust Inc 6.5% 7/1/2030 (b)	490,000	508,563
		631,405
TOTAL FINANCIALS		509,635,609

Health Care - 2.4%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	6,578,000	6,731,675
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp 2.75% 9/23/2026 (b)	4,038,000	3,964,662
Avantor Funding Inc 3.875% 11/1/2029 (b)	160,000	152,024
Avantor Funding Inc 4.625% 7/15/2028 (b)	625,000	615,117
Medline Borrower LP 3.875% 4/1/2029 (b)	285,000	273,670
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	440,000	452,010
		5,457,483
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)	245,000	255,139
Centene Corp 2.45% 7/15/2028	4,360,000	4,027,927
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)	450,000	403,346
CHS/Community Health Systems Inc 9.75% 1/15/2034 (b)	255,000	258,261
CVS Health Corp 4.3% 3/25/2028	6,400,000	6,396,970
CVS Health Corp 5% 2/20/2026	8,000,000	8,018,670
CVS Health Corp 7% 3/10/2055 (c)	360,000	374,799
HCA Inc 3.125% 3/15/2027	7,100,000	6,985,131
HCA Inc 5% 3/1/2028	2,439,000	2,483,138
HCA Inc 5.875% 2/15/2026	650,000	650,536
Humana Inc 5.75% 12/1/2028	6,000,000	6,253,632
Icon Investments Six DAC 5.809% 5/8/2027	4,656,000	4,752,715
LifePoint Health Inc 11% 10/15/2030 (b)	325,000	358,272
Molina Healthcare Inc 6.25% 1/15/2033 (b)	375,000	377,667
Owens & Minor Inc 6.625% 4/1/2030 (b)	270,000	234,207
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)	135,000	140,007
Tenet Healthcare Corp 5.125% 11/1/2027	2,310,000	2,303,290
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)	695,000	713,226
		44,986,933
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (b)	1,510,000	1,503,908
IQVIA Inc 6.25% 6/1/2032 (b)	275,000	283,475
IQVIA Inc 6.5% 5/15/2030 (b)	290,000	300,716
		2,088,099
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (b)	700,000	726,846
Bausch Health Cos Inc 11% 9/30/2028 (b)	255,000	267,430
Jazz Securities DAC 4.375% 1/15/2029 (b)	490,000	479,684
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)(k)	470,000	450,094
		1,924,054
TOTAL HEALTH CARE		61,188,244

Industrials - 2.4%
Aerospace & Defense - 0.8%
Boeing Co 3.2% 3/1/2029	7,200,000	6,924,577
Boeing Co 5.04% 5/1/2027	2,300,000	2,321,428
Boeing Co 6.259% 5/1/2027	418,000	430,129
BWX Technologies Inc 4.125% 4/15/2029 (b)	525,000	505,258
L3Harris Technologies Inc 5.4% 1/15/2027	6,000,000	6,094,697
RTX Corp 5.75% 1/15/2029	1,205,000	1,264,907
TransDigm Inc 6.25% 1/31/2034 (b)(k)	85,000	87,214
TransDigm Inc 6.375% 3/1/2029 (b)	3,200,000	3,276,266
TransDigm Inc 6.75% 1/31/2034 (b)	380,000	392,259
		21,296,735
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)(k)	755,000	782,445
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)	250,000	248,223
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (b)(k)	690,000	663,934
JH North America Holdings Inc 5.875% 1/31/2031 (b)	570,000	576,222
Standard Building Solutions Inc 6.5% 8/15/2032 (b)	370,000	381,881
		1,870,260
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (b)	330,000	339,859
Artera Services LLC 8.5% 2/15/2031 (b)	1,445,000	1,262,691
Brand Industrial Services Inc 10.375% 8/1/2030 (b)	800,000	785,428
CoreCivic Inc 8.25% 4/15/2029	355,000	375,721
GEO Group Inc/The 10.25% 4/15/2031	480,000	529,139
GEO Group Inc/The 8.625% 4/15/2029	235,000	248,671
GFL Environmental Inc 4% 8/1/2028 (b)	1,420,000	1,384,471
Madison IAQ LLC 4.125% 6/30/2028 (b)	750,000	729,129
Neptune Bidco US Inc 9.29% 4/15/2029 (b)	940,000	932,950
OT Midco Inc 10% 2/15/2030 (b)	200,000	136,645
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (b)	197,000	197,826
Waste Pro USA Inc 7% 2/1/2033 (b)	245,000	256,180
Williams Scotsman Inc 6.625% 4/15/2030 (b)	485,000	502,011
		7,680,721
Construction & Engineering - 0.0%
Pike Corp 5.5% 9/1/2028 (b)	370,000	370,108
Pike Corp 8.625% 1/31/2031 (b)	250,000	267,529
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)	485,000	495,859
		1,133,496
Electrical Equipment - 0.2%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)	4,996,000	5,118,208
WESCO Distribution Inc 6.375% 3/15/2033 (b)	245,000	254,118
		5,372,326
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)	120,000	124,215
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)	350,000	355,880
XPO Inc 6.25% 6/1/2028 (b)	620,000	630,768
		1,110,863
Machinery - 0.4%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(c)	270,000	286,593
Esab Corp 6.25% 4/15/2029 (b)	385,000	395,862
Ingersoll Rand Inc 5.176% 6/15/2029	4,200,000	4,338,266
Ingersoll Rand Inc 5.197% 6/15/2027	4,200,000	4,271,604
		9,292,325
Passenger Airlines - 0.3%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	2,652,822	2,579,078
American Airlines Inc 7.25% 2/15/2028 (b)(k)	245,000	251,353
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	537,500	537,908
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)	130,000	129,180
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,699,821	1,661,230
United Airlines Inc 4.375% 4/15/2026 (b)(k)	1,375,000	1,370,495
		6,529,244
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (b)	490,000	511,047
Paychex Inc 5.1% 4/15/2030	197,000	202,762
TriNet Group Inc 7.125% 8/15/2031 (b)(k)	655,000	681,119
Verisk Analytics Inc 4.5% 8/15/2030	555,000	557,234
		1,952,162
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	3,565,000	3,469,559
FTAI Aviation Investors LLC 7% 6/15/2032 (b)	205,000	213,949
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)	425,000	451,754
Herc Holdings Inc 7% 6/15/2030 (b)	450,000	468,339
QXO Building Products Inc 6.75% 4/30/2032 (b)	335,000	345,990
United Rentals North America Inc 3.875% 11/15/2027 (k)	575,000	565,228
		5,514,819
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (b)	250,000	259,072
TOTAL INDUSTRIALS		62,794,468

Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp 5.05% 4/5/2029	1,216,000	1,253,871
Coherent Corp 5% 12/15/2029 (b)(k)	765,000	751,807
Dell International LLC / EMC Corp 5% 4/1/2030	2,305,000	2,362,370
Dell International LLC / EMC Corp 5.25% 2/1/2028	8,564,000	8,785,752
Lightning Power LLC 7.25% 8/15/2032 (b)	240,000	254,604
		13,408,404
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)	605,000	588,721
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)	220,000	226,600
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,789,000	1,818,914
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)	905,000	901,667
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)	585,000	582,371
CoreWeave Inc 9% 2/1/2031 (b)	515,000	509,848
CoreWeave Inc 9.25% 6/1/2030 (b)	935,000	938,352
Sabre GLBL Inc 11.125% 7/15/2030 (b)(k)	290,000	284,228
		5,850,701
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Inc 4.15% 11/15/2030	15,000,000	14,853,469
Entegris Inc 4.75% 4/15/2029 (b)(k)	1,280,000	1,261,603
Micron Technology Inc 5.327% 2/6/2029	3,100,000	3,187,249
Micron Technology Inc 6.75% 11/1/2029	5,540,000	6,014,540
Wolfspeed Inc 7.9583% 6/23/2030 (b)(g)(h)(l)	125,010	124,697
		25,441,558
Software - 0.4%
Cloud Software Group Inc 6.625% 8/15/2033 (b)	255,000	258,524
Elastic NV 4.125% 7/15/2029 (b)	570,000	547,749
Ellucian Holdings Inc 6.5% 12/1/2029 (b)	145,000	147,506
Gen Digital Inc 6.25% 4/1/2033 (b)	270,000	277,642
Roper Technologies Inc 4.45% 9/15/2030	1,033,000	1,035,134
Roper Technologies Inc 4.5% 10/15/2029	1,568,000	1,580,424
SS&C Technologies Inc 5.5% 9/30/2027 (b)	1,625,000	1,625,520
UKG Inc 6.875% 2/1/2031 (b)	630,000	651,458
VMware LLC 1.4% 8/15/2026	2,882,000	2,802,165
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	845,000	840,657
		9,766,779
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,177,000	2,187,320
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)	620,000	627,395
Western Digital Corp 4.75% 2/15/2026	163,000	162,618
		2,977,333
TOTAL INFORMATION TECHNOLOGY		57,444,775

Materials - 1.4%
Chemicals - 1.0%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)	650,000	684,064
Celanese US Holdings LLC 6.5% 4/15/2030 (k)	175,000	176,595
Celanese US Holdings LLC 6.665% 7/15/2027 (c)	2,545,000	2,618,774
Celanese US Holdings LLC 6.75% 4/15/2033 (k)	330,000	332,381
Chemours Co/The 4.625% 11/15/2029 (b)	145,000	129,477
Chemours Co/The 5.75% 11/15/2028 (b)	1,025,000	986,986
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	787,000	802,957
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	2,877,000	2,868,476
LSB Industries Inc 6.25% 10/15/2028 (b)	380,000	377,013
LYB International Finance III LLC 1.25% 10/1/2025	6,185,000	6,167,409
Mativ Holdings Inc 8% 10/1/2029 (b)	220,000	217,752
Methanex US Operations Inc 6.25% 3/15/2032 (b)	240,000	242,177
Mosaic Co/The 5.375% 11/15/2028	5,750,000	5,927,808
Olin Corp 6.625% 4/1/2033 (b)	215,000	214,720
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)(k)	430,000	439,069
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)	925,000	928,719
Tronox Inc 4.625% 3/15/2029 (b)(k)	440,000	324,822
WR Grace Holdings LLC 5.625% 8/15/2029 (b)	260,000	243,264
WR Grace Holdings LLC 6.625% 8/15/2032 (b)	530,000	528,516
WR Grace Holdings LLC 7.375% 3/1/2031 (b)	125,000	127,232
		24,338,211
Construction Materials - 0.2%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	1,936,000	1,945,865
Amrize Finance US LLC 4.7% 4/7/2028 (b)	1,401,000	1,418,348
Quikrete Holdings Inc 6.375% 3/1/2032 (b)	695,000	716,788
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)	775,000	826,741
VM Consolidated Inc 5.5% 4/15/2029 (b)	900,000	890,724
		5,798,466
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)	265,000	250,441
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)	900,000	825,871
Berry Global Inc 4.875% 7/15/2026 (b)	187,000	186,762
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)	350,000	359,613
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)(k)	240,000	247,326
Graphic Packaging International LLC 6.375% 7/15/2032 (b)	430,000	436,900
Sealed Air Corp 5% 4/15/2029 (b)	740,000	733,969
		3,040,882
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)	80,000	84,377
Alumina Pty Ltd 6.375% 9/15/2032 (b)	750,000	764,895
Cleveland-Cliffs Inc 7% 3/15/2032 (b)	535,000	531,869
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)	350,000	354,808
		1,735,949
TOTAL MATERIALS		34,913,508

Real Estate - 1.8%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	600,000	571,440
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)	6,000,000	5,856,980
VICI Properties LP 4.75% 4/1/2028	352,000	355,827
Vornado Realty LP 2.15% 6/1/2026	1,017,000	994,868
		7,779,115
Health Care REITs - 0.2%
Healthcare Realty Holdings LP 3.5% 8/1/2026	621,000	615,501
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	270,000	255,929
Ventas Realty LP 3% 1/15/2030	4,013,000	3,794,777
		4,666,207
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)(k)	390,000	379,611
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)(k)	245,000	252,982
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (b)	350,000	360,235
		992,828
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)	240,000	254,943
Retail REITs - 0.7%
Brixmor Operating Partnership LP 2.25% 4/1/2028	4,348,000	4,140,817
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	720,000	719,471
Realty Income Corp 2.1% 3/15/2028	5,695,000	5,426,644
Realty Income Corp 2.2% 6/15/2028	456,000	434,322
Simon Property Group LP 4.375% 10/1/2030	7,660,000	7,679,565
		18,400,819
Specialized REITs - 0.6%
American Tower Corp 3.6% 1/15/2028	4,000,000	3,946,196
American Tower Corp 4.9% 3/15/2030	7,910,000	8,062,058
Iron Mountain Inc 4.875% 9/15/2027 (b)(k)	475,000	471,966
Millrose Properties Inc 6.375% 8/1/2030 (b)	630,000	635,670
SBA Communications Corp 3.875% 2/15/2027	1,525,000	1,499,073
		14,614,963
TOTAL REAL ESTATE		46,708,875

Utilities - 4.3%
Electric Utilities - 2.4%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,893,000	2,872,829
Duke Energy Corp 4.3% 3/15/2028	9,784,000	9,833,712
Edison International 7.875% 6/15/2054 (c)(k)	250,000	247,141
Eversource Energy 5.45% 3/1/2028	9,000,000	9,256,350
Exelon Corp 2.75% 3/15/2027	681,000	667,104
FirstEnergy Corp 1.6% 1/15/2026	606,000	598,822
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,524,000	2,533,167
Georgia Power Co 4.65% 5/16/2028	3,465,000	3,516,259
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	3,111,000	3,140,401
NRG Energy Inc 5.75% 7/15/2029 (b)	1,105,000	1,104,571
Pacific Gas and Electric Co 2.1% 8/1/2027	4,000,000	3,833,461
PG&E Corp 5% 7/1/2028	260,000	257,039
PG&E Corp 7.375% 3/15/2055 (c)	1,300,000	1,290,100
Pinnacle West Capital Corp 4.9% 5/15/2028	1,038,000	1,053,506
Pinnacle West Capital Corp 5.15% 5/15/2030	3,598,000	3,701,447
Southern Co/The 5.5% 3/15/2029	3,052,000	3,181,521
Vistra Operations Co LLC 5% 7/31/2027 (b)	11,550,000	11,518,814
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,288,000	1,297,485
Vistra Operations Co LLC 7.75% 10/15/2031 (b)	475,000	504,678
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)(k)	320,000	326,827
		60,735,234
Independent Power and Renewable Electricity Producers - 0.0%
Alpha Generation LLC 6.75% 10/15/2032 (b)	250,000	257,744
Calpine Corp 5.125% 3/15/2028 (b)	800,000	799,413
Sunnova Energy Corp 5.875% (b)(g)	525,000	1,575
		1,058,732
Multi-Utilities - 1.9%
Dominion Energy Inc 1.45% 4/15/2026	8,000,000	7,858,965
Dominion Energy Inc 3.375% 4/1/2030	2,670,000	2,562,001
Dominion Energy Inc 5% 6/15/2030	6,400,000	6,574,764
DTE Energy Co 4.95% 7/1/2027	1,444,000	1,463,244
DTE Energy Co 5.2% 4/1/2030	8,060,000	8,307,914
NiSource Inc 2.95% 9/1/2029	5,690,000	5,428,861
NiSource Inc 5.25% 3/30/2028	6,140,000	6,308,939
Public Service Enterprise Group Inc 4.9% 3/15/2030	6,966,000	7,122,276
Sempra 3.4% 2/1/2028	2,613,000	2,558,855
Sempra 6.375% 4/1/2056 (c)	765,000	771,163
		48,956,982
TOTAL UTILITIES		110,750,948

TOTAL UNITED STATES		1,160,068,356
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (b)	200,000	207,706
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)	415,000	432,638
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)	140,000	148,386

TOTAL ZAMBIA		788,730
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,696,477,498)		1,705,017,450

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (b)(c)(m)	200,000	203,719
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(m)	200,000	209,821
UNITED STATES - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (c)(m)	690,000	722,631
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (c)(d)(m)	550,000	552,429
		1,275,060
Financials - 0.3%
Banks - 0.2%
Bank of America Corp 6.25% (c)(m)	885,000	891,655
BW Real Estate Inc 9.5% (b)(c)(m)	130,000	133,940
Citigroup Inc 6.75% (c)(m)	215,000	217,413
Citigroup Inc 6.875% (c)(m)	705,000	722,704
Citigroup Inc 6.95% (c)(m)	325,000	331,046
Citigroup Inc 7.125% (c)(m)	300,000	308,132
JPMorgan Chase & Co 6.5% (c)(m)	455,000	472,301
Wells Fargo & Co 7.625% (c)(k)(m)	325,000	352,358
		3,429,549
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(m)	105,000	107,170
Goldman Sachs Group Inc/The 6.85% (c)(m)	489,000	505,610
		612,780
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(m)	800,000	731,289
Ally Financial Inc 4.7% (c)(m)	630,000	614,397
		1,345,686
TOTAL FINANCIALS		5,388,015

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(m)	75,000	68,765
TOTAL UNITED STATES		6,731,840
TOTAL PREFERRED SECURITIES (Cost $6,944,007)		7,145,380

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	3,506	3,510
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	2,052	2,054
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	287,010	287,806
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	153,116	153,444
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	403,458	404,324
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	2,638,842	2,590,896
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	1,889	1,972
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	17,877	18,723
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	5,477	5,719
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,841	1,921
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,407	2,526
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	16,188	16,954
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	12,766	13,363
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	3,025	3,170
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	146	154
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	2,016	2,125
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	378	401
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	2,203	2,347
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	854	911
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	11,577	12,278
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	732	771
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	96	101
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	2,984	3,138
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,797	1,904
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	163	173
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	3,719	3,951
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	2,005	2,108
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	8,480	8,916
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	7,185	7,643
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	912	959
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	168	178
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	87	92
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	390	397
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	2,135	2,175
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	483	489
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	299	304
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	68	70
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	47	48
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	410	416
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	83	84
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	318	323
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	724	739
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	433	438
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	4	5
Freddie Mac Gold Pool 8.5% 2/1/2027	2,131	2,152
Freddie Mac Gold Pool 8.5% 8/1/2027	120	121
Ginnie Mae I Pool 7% 11/15/2028	6,518	6,612
Ginnie Mae I Pool 7% 7/15/2028	312	316
Ginnie Mae I Pool 7.5% 10/15/2028	1,031	1,054
TOTAL UNITED STATES		3,570,412
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,836,119)		3,570,412

U.S. Treasury Obligations - 14.7%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Notes 1.5% 2/15/2030	3.89	1,184,000	1,080,215
US Treasury Notes 3.875% 6/30/2030	3.80 to 3.96	32,829,700	33,099,006
US Treasury Notes 4% 3/31/2030	3.95	35,310,600	35,794,742
US Treasury Notes 4.125% 7/31/2028	3.60 to 4.31	135,863,900	137,859,401
US Treasury Notes 4.25% 2/15/2028	4.02	80,935,000	82,166,361
US Treasury Notes 4.625% 9/30/2028 (o)	4.01 to 4.82	85,687,200	88,247,774
TOTAL U.S. TREASURY OBLIGATIONS (Cost $373,694,394)			378,247,499

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	4.36	28,581,088	28,586,805
Fidelity Securities Lending Cash Central Fund (p)(q)	4.36	9,770,213	9,771,190
TOTAL MONEY MARKET FUNDS (Cost $38,357,995)			38,357,995

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,571,280,308)	2,579,945,754
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,806,894)
NET ASSETS - 100.0%	2,574,138,860

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	535	12/31/2025	111,593,477	160,645	160,645
CBOT 5Y US Treasury Notes Contracts (United States)	2,605	12/31/2025	285,247,500	1,323,950	1,323,950

TOTAL FUTURES CONTRACTS					1,484,595
The notional amount of futures purchased as a percentage of Net Assets is 15.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $936,559,644 or 36.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Non-income producing - Security is in default.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $327,510 or 0.0% of net assets.

(k)	Security or a portion of the security is on loan at period end.
(l)	Level 3 security
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,757,013.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,105,903	848,602,839	841,121,937	1,324,793	-	-	28,586,805	28,581,088	0.1%
Fidelity Securities Lending Cash Central Fund	8,421,633	185,739,713	184,390,156	33,275	-	-	9,771,190	9,770,213	0.0%
Total	29,527,536	1,034,342,552	1,025,512,093	1,358,068	-	-	38,357,995

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	263,582,644	-	263,582,644	-

Bank Loan Obligations
Communication Services	4,457,755	-	4,457,755	-
Consumer Discretionary	9,657,680	-	9,657,680	-
Consumer Staples	1,138,983	-	1,138,983	-
Energy	1,001,043	-	1,001,043	-
Financials	4,566,242	-	4,566,242	-
Health Care	4,185,915	-	4,185,915	-
Industrials	2,172,114	-	2,172,114	-
Information Technology	6,360,377	-	6,360,377	-
Materials	7,559,325	-	7,559,325	-
Utilities	793,639	-	793,639	-

Collateralized Mortgage Obligations	37,082,606	-	37,082,606	-

Commercial Mortgage Securities	97,326,771	-	97,326,771	-

Common Stocks
Energy	14,120	14,120	-	-

Convertible Corporate Bonds
Communication Services	696,643	-	696,643	-
Financials	892,383	-	892,383	-
Information Technology	533,555	-	533,555	-

Foreign Government and Government Agency Obligations	5,585,223	-	5,585,223	-

Non-Convertible Corporate Bonds
Communication Services	53,582,069	-	53,582,069	-
Consumer Discretionary	112,976,361	-	112,976,361	-
Consumer Staples	95,487,216	-	95,487,216	-
Energy	146,169,538	-	146,169,538	-
Financials	833,033,631	-	833,033,631	-
Health Care	75,373,501	-	75,373,501	-
Industrials	101,295,129	-	101,295,129	-
Information Technology	61,532,151	-	61,407,454	124,697
Materials	61,943,383	-	61,943,383	-
Real Estate	46,708,875	-	46,708,875	-
Utilities	116,915,596	-	116,915,596	-

Preferred Securities
Energy	1,275,060	-	1,275,060	-
Financials	5,801,555	-	5,801,555	-
Utilities	68,765	-	68,765	-

U.S. Government Agency - Mortgage Securities	3,570,412	-	3,570,412	-

U.S. Treasury Obligations	378,247,499	-	378,247,499	-

Money Market Funds	38,357,995	38,357,995	-	-
Total Investments in Securities:	2,579,945,754	38,372,115	2,541,448,942	124,697
Derivative Instruments:

Assets
Futures Contracts	1,484,595	1,484,595	-	-
Total Assets	1,484,595	1,484,595	-	-
Total Derivative Instruments:	1,484,595	1,484,595	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,484,595	-
Total Interest Rate Risk	1,484,595	-
Total Value of Derivatives	1,484,595	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $9,401,507) - See accompanying schedule:
Unaffiliated issuers (cost $2,532,922,313)	$2,541,587,759
Fidelity Central Funds (cost $38,357,995)	38,357,995

Total Investment in Securities (cost $2,571,280,308)		$2,579,945,754
Cash		244,378
Receivable for investments sold		1,716,995
Receivable for fund shares sold		3,705,366
Interest receivable		25,617,327
Distributions receivable from Fidelity Central Funds		102,246
Receivable for daily variation margin on futures contracts		91,171
Receivable from investment adviser for expense reductions		18,540
Total assets		2,611,441,777
Liabilities
Payable for investments purchased	$22,970,777
Payable for fund shares redeemed	2,736,098
Distributions payable	1,048,904
Accrued management fee	426,152
Distribution and service plan fees payable	105,858
Other affiliated payables	242,720
Other payables and accrued expenses	1,218
Collateral on securities loaned	9,771,190
Total liabilities		37,302,917
Net Assets		$2,574,138,860
Net Assets consist of:
Paid in capital		$2,668,289,405
Total accumulated earnings (loss)		(94,150,545)
Net Assets		$2,574,138,860

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($345,397,114 ÷ 29,782,532 shares)(a)		$11.60
Maximum offering price per share (100/97.25 of $11.60)		$11.93
Class M :
Net Asset Value and redemption price per share ($95,222,649 ÷ 8,205,834 shares)(a)		$11.60
Maximum offering price per share (100/97.25 of $11.60)		$11.93
Class C :
Net Asset Value and offering price per share ($15,536,177 ÷ 1,342,746 shares)(a)		$11.57
Fidelity Limited Term Bond Fund :
Net Asset Value, offering price and redemption price per share ($1,365,635,795 ÷ 117,451,751 shares)		$11.63
Class I :
Net Asset Value, offering price and redemption price per share ($496,557,651 ÷ 42,698,467 shares)		$11.63
Class Z :
Net Asset Value, offering price and redemption price per share ($255,789,474 ÷ 21,999,795 shares)		$11.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$207,394
Interest		94,464,743
Income from Fidelity Central Funds (including $33,275 from security lending)		1,358,068
Total income		96,030,205
Expenses
Management fee	$4,524,071
Transfer agent fees	2,625,228
Distribution and service plan fees	1,236,110
Independent trustees' fees and expenses	5,502
Total expenses before reductions	8,390,911
Expense reductions	(245,905)
Total expenses after reductions		8,145,006
Net Investment income (loss)		87,885,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,942)
Futures contracts	(4,818,371)
Total net realized gain (loss)		(4,826,313)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	39,533,034
Futures contracts	2,661,801
Total change in net unrealized appreciation (depreciation)		42,194,835
Net gain (loss)		37,368,522
Net increase (decrease) in net assets resulting from operations		$125,253,721
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,885,199	$65,707,496
Net realized gain (loss)	(4,826,313)	(19,245,340)
Change in net unrealized appreciation (depreciation)	42,194,835	111,932,852
Net increase (decrease) in net assets resulting from operations	125,253,721	158,395,008
Distributions to shareholders	(84,398,184)	(63,442,184)

Share transactions - net increase (decrease)	489,628,791	(427,330,568)
Total increase (decrease) in net assets	530,484,328	(332,377,744)

Net Assets
Beginning of period	2,043,654,532	2,376,032,276
End of period	$2,574,138,860	$2,043,654,532

Financial Highlights
Fidelity Advisor® Limited Term Bond Fund Class A

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.91	$10.90	$11.83	$11.97
Income from Investment Operations
Net investment income (loss) A,B	.416	.314	.217	.116	.132
Net realized and unrealized gain (loss)	.172	.491	.004	(.910)	(.085)
Total from investment operations	.588	.805	.221	(.794)	.047
Distributions from net investment income	(.398)	(.305)	(.211)	(.112)	(.129)
Distributions from net realized gain	-	-	-	(.024)	(.058)
Total distributions	(.398)	(.305)	(.211)	(.136)	(.187)
Net asset value, end of period	$11.60	$11.41	$10.91	$10.90	$11.83
Total Return C,D	5.25%	7.48%	2.06%	(6.75)%	.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.60%	.69%	.75%	.75%
Expenses net of fee waivers, if any	.60%	.60%	.69%	.75%	.75%
Expenses net of all reductions, if any	.60%	.60%	.69%	.75%	.75%
Net investment income (loss)	3.64%	2.83%	2.00%	1.02%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$345,397	$308,260	$313,202	$365,178	$445,468
Portfolio turnover rate G	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class M

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$10.92	$10.90	$11.83	$11.97
Income from Investment Operations
Net investment income (loss) A,B	.417	.314	.217	.115	.132
Net realized and unrealized gain (loss)	.171	.481	.015	(.909)	(.085)
Total from investment operations	.588	.795	.232	(.794)	.047
Distributions from net investment income	(.398)	(.305)	(.212)	(.112)	(.129)
Distributions from net realized gain	-	-	-	(.024)	(.058)
Total distributions	(.398)	(.305)	(.212)	(.136)	(.187)
Net asset value, end of period	$11.60	$11.41	$10.92	$10.90	$11.83
Total Return C,D	5.25%	7.39%	2.15%	(6.75)%	.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.60%	.60%	.69%	.75%	.75%
Expenses net of fee waivers, if any	.60%	.60%	.69%	.75%	.75%
Expenses net of all reductions, if any	.60%	.60%	.69%	.75%	.75%
Net investment income (loss)	3.64%	2.83%	2.00%	1.01%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$95,223	$99,607	$111,487	$118,756	$161,105
Portfolio turnover rate G	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class C

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$10.88	$10.87	$11.80	$11.94
Income from Investment Operations
Net investment income (loss) A,B	.328	.228	.132	.027	.039
Net realized and unrealized gain (loss)	.171	.491	.005	(.908)	(.084)
Total from investment operations	.499	.719	.137	(.881)	(.045)
Distributions from net investment income	(.309)	(.219)	(.127)	(.025)	(.037)
Distributions from net realized gain	-	-	-	(.024)	(.058)
Total distributions	(.309)	(.219)	(.127)	(.049)	(.095)
Net asset value, end of period	$11.57	$11.38	$10.88	$10.87	$11.80
Total Return C,D	4.45%	6.67%	1.27%	(7.49)%	(.38)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.37%	1.37%	1.48%	1.53%	1.53%
Expenses net of fee waivers, if any	1.37%	1.37%	1.48%	1.53%	1.53%
Expenses net of all reductions, if any	1.37%	1.37%	1.48%	1.53%	1.53%
Net investment income (loss)	2.87%	2.06%	1.22%	.24%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$15,536	$17,816	$22,420	$31,080	$45,658
Portfolio turnover rate G	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Limited Term Bond Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.44	$10.94	$10.93	$11.86	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.451	.349	.251	.150	.168
Net realized and unrealized gain (loss)	.172	.491	.004	(.909)	(.085)
Total from investment operations	.623	.840	.255	(.759)	.083
Distributions from net investment income	(.433)	(.340)	(.245)	(.147)	(.165)
Distributions from net realized gain	-	-	-	(.024)	(.058)
Total distributions	(.433)	(.340)	(.245)	(.171)	(.223)
Net asset value, end of period	$11.63	$11.44	$10.94	$10.93	$11.86
Total Return C	5.56%	7.80%	2.37%	(6.45)%	.70%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.30%	.39%	.45%	.45%
Expenses net of fee waivers, if any	.30%	.30%	.39%	.45%	.45%
Expenses net of all reductions, if any	.30%	.30%	.39%	.45%	.45%
Net investment income (loss)	3.94%	3.13%	2.30%	1.32%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,365,636	$960,952	$1,277,525	$1,593,604	$2,245,757
Portfolio turnover rate F	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class I

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.44	$10.94	$10.93	$11.86	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.452	.349	.247	.145	.162
Net realized and unrealized gain (loss)	.171	.491	.005	(.910)	(.084)
Total from investment operations	.623	.840	.252	(.765)	.078
Distributions from net investment income	(.433)	(.340)	(.242)	(.141)	(.160)
Distributions from net realized gain	-	-	-	(.024)	(.058)
Total distributions	(.433)	(.340)	(.242)	(.165)	(.218)
Net asset value, end of period	$11.63	$11.44	$10.94	$10.93	$11.86
Total Return C	5.56%	7.80%	2.34%	(6.49)%	.66%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.35%	.35%	.44%	.50%	.50%
Expenses net of fee waivers, if any	.30%	.30%	.42%	.50%	.50%
Expenses net of all reductions, if any	.30%	.30%	.42%	.50%	.50%
Net investment income (loss)	3.94%	3.13%	2.27%	1.27%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$496,558	$477,123	$494,305	$656,342	$871,438
Portfolio turnover rate F	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Bond Fund Class Z

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.44	$10.94	$10.93	$11.86	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.457	.354	.259	.160	.179
Net realized and unrealized gain (loss)	.172	.491	.004	(.909)	(.085)
Total from investment operations	.629	.845	.263	(.749)	.094
Distributions from net investment income	(.439)	(.345)	(.253)	(.157)	(.176)
Distributions from net realized gain	-	-	-	(.024)	(.058)
Total distributions	(.439)	(.345)	(.253)	(.181)	(.234)
Net asset value, end of period	$11.63	$11.44	$10.94	$10.93	$11.86
Total Return C	5.62%	7.85%	2.45%	(6.36)%	.79%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.25%	.25%	.34%	.40%	.40%
Expenses net of fee waivers, if any	.25%	.25%	.32%	.36%	.36%
Expenses net of all reductions, if any	.25%	.25%	.32%	.36%	.36%
Net investment income (loss)	3.99%	3.18%	2.38%	1.41%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$255,789	$179,895	$157,093	$215,329	$301,008
Portfolio turnover rate F	57%	65%	26%	29%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$33,386,860
Gross unrealized depreciation	(20,596,225)
Net unrealized appreciation (depreciation)	$12,790,635
Tax Cost	$2,567,155,119

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,591,787
Capital loss carryforward	$(108,532,966)
Net unrealized appreciation (depreciation) on securities and other investments	$12,790,635

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(26,574,586)
Long-term	(81,958,380)
Total capital loss carryforward	$(108,532,966)

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$84,398,184	$63,442,184

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Advisor Limited Term Bond Fund	361,995,198

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Limited Term Bond Fund	978,647,082	690,080,708
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	827,751	134,056
Class M	- %	.25%	240,006	1,806
Class C	.75%	.25%	168,353	17,500
			1,236,110	153,362

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	18,379
Class M	4,200
Class C A	383
22,962

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Limited Term Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	504,013.15
Class M	144,412.15
Class C	29,090.17
Fidelity Limited Term Bond Fund	1,119,676.10
Class I	716,246.15
Class Z	111,791.05
	2,625,228

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Limited Term Bond Fund	3,346	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.30%	241,480

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,425.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Advisor Limited Term Bond Fund
Distributions to shareholders
Class A	$11,528,812	$8,288,493
Class M	3,338,028	2,867,673
Class C	455,441	379,561
Fidelity Limited Term Bond Fund	42,531,465	32,632,639
Class I	17,961,889	14,618,772
Class Z	8,582,549	4,655,046
Total	$84,398,184	$63,442,184
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Advisor Limited Term Bond Fund
Class A
Shares sold	21,798,676	17,119,323	$249,237,820	$190,478,934
Reinvestment of distributions	969,324	712,616	11,103,533	7,933,646
Shares redeemed	(20,006,741)	(19,521,255)	(228,750,795)	(216,856,087)
Net increase (decrease)	2,761,259	(1,689,316)	$31,590,558	$(18,443,507)
Class M
Shares sold	2,340,118	2,367,357	$26,794,377	$26,342,533
Reinvestment of distributions	280,898	248,857	3,218,633	2,771,362
Shares redeemed	(3,141,224)	(4,103,885)	(35,930,148)	(45,615,595)
Net increase (decrease)	(520,208)	(1,487,671)	$(5,917,138)	$(16,501,700)
Class C
Shares sold	411,426	293,162	$4,688,425	$3,237,711
Reinvestment of distributions	38,021	32,490	434,464	360,849
Shares redeemed	(672,058)	(820,240)	(7,664,212)	(9,051,235)
Net increase (decrease)	(222,611)	(494,588)	$(2,541,323)	$(5,452,675)
Fidelity Limited Term Bond Fund
Shares sold	52,700,766	12,779,286	$604,195,683	$142,419,042
Reinvestment of distributions	3,311,103	2,547,109	38,050,851	28,410,746
Shares redeemed	(22,577,772)	(48,116,171)	(258,908,615)	(535,266,879)
Net increase (decrease)	33,434,097	(32,789,776)	$383,337,919	$(364,437,091)
Class I
Shares sold	11,136,041	10,804,320	$127,601,683	$120,467,148
Reinvestment of distributions	1,206,214	989,821	13,857,272	11,049,534
Shares redeemed	(11,351,639)	(15,273,195)	(130,205,847)	(169,835,204)
Net increase (decrease)	990,616	(3,479,054)	$11,253,108	$(38,318,522)
Class Z
Shares sold	9,922,191	7,385,172	$113,723,926	$82,444,988
Reinvestment of distributions	584,759	325,110	6,716,871	3,632,349
Shares redeemed	(4,236,203)	(6,344,971)	(48,535,130)	(70,254,410)
Net increase (decrease)	6,270,747	1,365,311	$71,905,667	$15,822,927
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Limited Term Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Limited Term Bond Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 13.75% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $51,791,422 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $84,398,184 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539398.128
LTB-ANN-1025
Fidelity® Limited Term Securitized Completion Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Limited Term Securitized Completion Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 37.7%
	Principal Amount (a)	Value ($)
CANADA - 0.9%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	91,224	92,436
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (b)	700,000	708,144
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	7,398	7,456
TOTAL CANADA		808,036
UNITED STATES - 36.8%
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	200,000	201,021
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	72,361	72,451
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (b)	400,000	400,719
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	625,000	637,602
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	145,000	146,378
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	66,859	67,357
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	100,000	100,172
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (b)	250,000	252,252
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	100,000	100,256
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	100,000	101,299
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (b)	110,000	112,670
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	160,877	162,431
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (b)	384,253	385,689
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (b)	2,200,000	2,217,609
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	200,000	201,304
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	800,000	785,110
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	75,000	75,805
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	200,000	203,631
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	100,000	100,414
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (b)	250,000	251,847
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	374,000	378,221
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/15/2029 (c)	100,000	100,783
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	100,000	98,246
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	250,000	251,336
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	300,000	302,912
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	96,994	97,413
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	850,000	857,303
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (b)	460,000	464,239
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	85,000	86,682
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (b)	100,000	100,843
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	715,760	718,406
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	400,000	409,502
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	750,000	757,316
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	250,000	253,530
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	50,000	50,425
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	83,522	83,937
Exeter Automobile Receivables Trust Series 2025-4A Class A3, 4.39% 9/17/2029	170,000	170,449
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	145,000	145,436
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	5,000	5,027
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	1,905,000	1,903,826
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,330,000	1,305,619
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	400,000	409,638
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	400,000	407,292
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1, 4.3% 9/15/2029 (b)	1,000,000	1,004,182
FORDO Series 2024-B Class A3, 5.1% 4/15/2029	342,000	346,592
Fordr Series 2025-2 Class B, 4.67% 2/15/2038 (b)(d)	1,700,000	1,705,083
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (b)	1,000,000	969,701
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	300,000	307,730
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (b)	250,000	253,572
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4927% 6/15/2028 (b)(c)(e)	400,000	402,234
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	115,000	115,969
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	1,000,000	1,013,965
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (b)	100,000	100,536
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	150,000	150,335
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (b)	150,000	150,872
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	69,643	69,840
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	100,000	100,719
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	250,000	250,170
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,600,000	1,627,320
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	9,493	9,498
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	70,219	70,698
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	84,428	85,077
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (b)	2,200,000	2,214,477
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (b)	600,000	586,951
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	33,903	33,924
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (b)	83,005	82,981
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	100,000	100,597
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	100,000	100,120
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	175,890	178,847
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	50,000	50,308
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,679
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	91,077	91,158
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(c)	132,079	132,375
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (b)	426,908	427,727
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	95,322	95,584
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,074
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	200,000	202,358
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	4,000	4,007
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	345,749	346,595
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	100,000	100,063
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	200,000	201,714
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (b)	200,000	201,160
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	180,000	181,561
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	100,000	100,400
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	500,000	507,211
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	1,000,000	1,014,158
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	150,000	150,182
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	400,000	405,183
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	110,000	110,946
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	248,628	252,395
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	106,570	107,974
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	196,547	196,612
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	250,000	252,043
TOTAL UNITED STATES		33,218,855
TOTAL ASSET-BACKED SECURITIES (Cost $33,768,697)		34,026,891

Collateralized Mortgage Obligations - 9.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.5%
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(d)	140,437	141,238
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (b)	73,268	73,493
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	61,109	60,784
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (b)	395,706	387,721
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(c)	96,624	97,407
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	91,363	83,432
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (c)(e)	175,598	177,101
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (c)(e)	85,040	85,595
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (c)(e)	172,958	173,278
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 3/25/2055 (c)(e)	184,692	185,345
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	189,306	148,434
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class XA, 2% 4/25/2043	549,606	526,557
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 8/25/2053 (c)(e)	218,058	217,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 10/25/2053 (c)(e)	273,483	276,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (c)(e)	158,367	158,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (c)(e)	172,300	172,493
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.3984% 4/25/2055 (c)(e)	185,545	185,134
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	516,496	504,733
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(c)	88,573	83,787
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (b)	494,846	474,579
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (b)(d)	494,395	495,405
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(d)	492,450	495,853
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	75,215	73,094
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	228,424	228,629
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(d)	97,829	95,029
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(c)	189,062	189,707
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	110,050	108,199
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(c)	174,210	170,793
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (b)(d)	461,818	452,600
Towd Point Mortgage Trust 2023-1 Series 2023-1 Class A1, 3.75% 1/25/2063 (b)	1,365,591	1,320,162
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	100,000	97,409
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (b)	192,473	193,748
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(c)	486,990	489,518
TOTAL UNITED STATES		8,624,146
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,550,236)		8,624,146

Commercial Mortgage Securities - 20.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.6%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(e)	141,000	141,617
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	24,324	23,948
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	147,580	145,247
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052	1,393,195	1,310,672
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	735,330	707,942
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	100,000	102,325
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	200,000	209,739
BANK5 Series 2025-5YR16 Class XB, 0.5531% 8/15/2063 (c)(g)	1,000,000	19,219
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	190,000	180,809
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	14,534	14,465
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	300,000	300,764
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	150,000	141,869
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	50,000	44,442
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	100,000	104,133
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4883% 8/15/2058 (c)(g)	1,000,000	16,140
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(e)	94,883	95,061
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (c)	1,400,000	1,469,572
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(e)	151,641	151,830
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(e)	572,176	572,354
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	190,104	190,579
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(e)	100,000	99,938
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(e)	71,601	71,735
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(e)	99,948	100,229
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(e)	99,833	100,052
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(e)	361,648	362,553
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(e)	60,763	60,687
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(e)	11,953	11,902
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(e)	498,058	495,723
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.7275% 11/15/2038 (b)(c)(e)	85,730	85,676
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(e)	250,000	249,922
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(e)	4,496	4,493
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(e)(f)	527,796	527,631
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(e)	426,136	426,803
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1546% 2/15/2039 (b)(c)(e)	220,644	221,264
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(e)	100,000	100,016
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(c)	100,000	101,286
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (b)	1,571,000	11,653
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	423,872	415,158
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	400,000	391,825
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	10,000	9,837
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	500,000	494,876
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	500,000	495,144
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	71,372	70,934
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	300,000	267,245
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(c)	503,000	517,067
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(e)	99,174	99,112
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	200,000	197,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	200,000	197,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	300,000	284,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.871% 6/25/2030 (c)(e)	300,000	299,870
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	150,000	141,757
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	448,077	442,511
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	150,000	147,381
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	162,739	161,631
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (b)	600,000	589,009
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (e)	100,117	99,495
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,500,000	1,356,165
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	200,000	168,802
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2784% 4/15/2038 (b)(c)(e)	61,697	61,697
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(c)(e)	125,000	125,000
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	285,000	284,265
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	120,000	106,322
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(c)	57,453	56,647
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(e)	500,000	500,626
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(e)	545,247	545,077
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	8,905	8,701
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	85,996	85,007
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	200,000	186,405
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3, 2.684% 10/15/2049	170,134	167,965
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	50,000	49,487
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	76,198	74,828
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	25,000	23,609
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(e)	100,000	100,155
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6537% 10/15/2041 (b)(c)(e)	100,000	100,356
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(e)	100,000	99,821
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(e)	100,000	99,931
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.7388% 5/15/2058 (c)(g)	2,000,000	47,492
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(c)	100,000	100,435
TOTAL UNITED STATES		18,644,702
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,441,647)		18,644,702

U.S. Government Agency - Mortgage Securities - 30.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 30.3%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	84,602	70,803
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	179,278	161,096
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,399	12,040
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	338,386	283,422
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,585	12,186
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	14,925	13,388
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	777,186	697,148
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	478,390	426,133
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	14,799	13,275
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	15,571	13,957
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	15,319	13,741
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	15,606	13,989
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	15,829	14,189
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	16,526	14,814
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	197,842	182,710
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	14,779	13,591
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	59,171	54,645
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	411,375	353,822
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	21,075	19,443
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	51,137	47,529
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	105,430	99,722
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	264,332	250,022
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030 (h)(i)	156,990	154,089
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	66,710	64,456
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	50,287	48,587
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	914,831	935,727
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054 (h)(i)	94,049	96,319
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	199,636	204,923
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (h)(i)	140,128	147,653
Freddie Mac Gold Pool 1.5% 1/1/2036	13,195	11,856
Freddie Mac Gold Pool 1.5% 11/1/2035	17,328	15,570
Freddie Mac Gold Pool 1.5% 2/1/2036	13,497	12,107
Freddie Mac Gold Pool 1.5% 2/1/2037	2,867,150	2,570,086
Freddie Mac Gold Pool 1.5% 2/1/2041	347,861	290,853
Freddie Mac Gold Pool 1.5% 4/1/2036	15,310	13,733
Freddie Mac Gold Pool 1.5% 4/1/2041	180,329	150,539
Freddie Mac Gold Pool 1.5% 5/1/2036	15,414	13,826
Freddie Mac Gold Pool 1.5% 6/1/2036	15,800	14,173
Freddie Mac Gold Pool 1.5% 7/1/2036	15,452	13,851
Freddie Mac Gold Pool 2% 10/1/2035	204,798	189,134
Freddie Mac Gold Pool 2% 4/1/2036	13,834	12,728
Freddie Mac Gold Pool 2% 8/1/2036	98,315	91,379
Freddie Mac Gold Pool 4.5% 12/1/2052	81,460	78,707
Freddie Mac Gold Pool 5% 2/1/2040	174,983	176,778
Freddie Mac Gold Pool 6% 7/1/2039	124,803	128,859
Freddie Mac Gold Pool 6% 8/1/2055	200,000	207,719
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	70,375	72,806
Ginnie Mae II Pool 5% 10/1/2055 (j)	1,500,000	1,482,825
Ginnie Mae II Pool 5% 9/1/2055 (j)	3,000,000	2,967,994
Ginnie Mae II Pool 5.5% 10/1/2055 (j)	650,000	654,211
Ginnie Mae II Pool 5.5% 12/20/2054	97,805	98,576
Ginnie Mae II Pool 5.5% 9/1/2055 (j)	1,300,000	1,309,590
Ginnie Mae II Pool 6% 10/1/2055 (j)	600,000	611,409
Ginnie Mae II Pool 6% 9/1/2055 (j)	5,500,000	5,609,741
Uniform Mortgage Backed Securities 2% 10/1/2055 (j)	275,000	218,389
Uniform Mortgage Backed Securities 2% 9/1/2055 (j)	425,000	337,443
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (j)	250,000	240,283
Uniform Mortgage Backed Securities 4.5% 9/1/2040 (j)	950,000	947,959
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (j)	650,000	625,219
Uniform Mortgage Backed Securities 5% 9/1/2040 (j)	425,000	429,399
Uniform Mortgage Backed Securities 6% 10/1/2055 (j)	750,000	765,645
Uniform Mortgage Backed Securities 6% 9/1/2055 (j)	2,425,000	2,477,668
TOTAL UNITED STATES		27,274,474
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $27,038,073)		27,274,474

U.S. Treasury Obligations - 12.3%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	520,000	504,441
US Treasury Bonds 5% 5/15/2045	4.87	170,000	172,842
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.59 to 2.63	122,666	116,100
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.59	1,220,000	1,221,620
US Treasury Notes 3.75% 4/15/2028	3.79	500,000	501,914
US Treasury Notes 3.75% 4/30/2027	3.98 to 3.99	3,350,000	3,353,533
US Treasury Notes 3.75% 5/15/2028	3.84 to 3.94	670,000	672,782
US Treasury Notes 3.875% 7/15/2028	3.68 to 3.87	2,840,000	2,861,966
US Treasury Notes 3.875% 7/31/2027	3.70	950,000	953,934
US Treasury Notes 4.75% 2/15/2045	4.78 to 5.01	790,000	778,273
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,091,293)			11,137,405

Money Market Funds - 11.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $10,129,623)	4.36	10,127,597	10,129,623

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	200,000	8,406
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	300,000	10,824
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	300,000	10,433
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	400,000	14,397
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	200,000	7,028
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	1,620,000	56,296
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	410,000	14,680
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,000,000	20,307
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	240,000	8,301

TOTAL PUT SWAPTIONS			150,672
Call Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	200,000	4,655
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	300,000	8,957
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	300,000	9,325
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	400,000	12,896
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	200,000	6,838
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	1,620,000	56,731
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	410,000	13,895
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	1,000,000	33,554
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	240,000	8,707

TOTAL CALL SWAPTIONS			155,558
TOTAL PURCHASED SWAPTIONS (Cost $353,623)			306,230

TOTAL INVESTMENT IN SECURITIES - 121.9% (Cost $109,373,192)	110,143,471
NET OTHER ASSETS (LIABILITIES) - (21.9)%	(19,751,421)
NET ASSETS - 100.0%	90,392,050

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 9/1/2055	(3,000,000)	(2,967,994)
Ginnie Mae II Pool 5.5% 9/1/2055	(1,300,000)	(1,309,590)
Ginnie Mae II Pool 6% 10/1/2055	(600,000)	(611,409)
Ginnie Mae II Pool 6% 9/1/2055	(5,500,000)	(5,609,742)
Uniform Mortgage Backed Securities 2% 9/1/2055	(400,000)	(317,594)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(650,000)	(625,219)
Uniform Mortgage Backed Securities 6% 9/1/2055	(1,500,000)	(1,532,578)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(12,974,126)

TOTAL TBA SALE COMMITMENTS (Proceeds $12,931,418)		(12,974,126)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	101	12/31/2025	21,067,180	38,422	38,422

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	12	12/19/2025	1,350,188	(7,710)	(7,710)
CBOT 5Y US Treasury Notes Contracts (United States)	12	12/31/2025	1,314,000	(6,489)	(6,489)

TOTAL SOLD					(14,199)

TOTAL FUTURES CONTRACTS					24,223
The notional amount of futures purchased as a percentage of Net Assets is 23.3%
The notional amount of futures sold as a percentage of Net Assets is 3.0%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	100,000	(1,342)	2,436	1,094
CMBX AAA Series 15 Index	NR	11/18/2064	Citigroup Global Markets Ltd	0.5%	Monthly	99,993	(334)	1,488	1,154
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,342)	2,026	684
CMBX AAA Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	0.5%	Monthly	99,993	(826)	1,542	716
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,684)	4,075	1,391
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,342)	1,564	222
CMBX AAA Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	0.5%	Monthly	599,960	(4,957)	5,345	388
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(6,711)	6,620	(91)
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	300,000	(4,027)	4,497	470
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(2,684)	3,112	428
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(6,711)	13,544	6,833
CMBX AAA Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	0.5%	Monthly	299,980	(2,478)	4,773	2,295
CMBX AAA Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,199,921	(9,914)	14,607	4,693
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(12,080)	15,415	3,335
CMBX BBB- Series 16 Index	NR	4/17/2065	Citigroup Global Markets Ltd	3%	Monthly	150,000	(23,986)	24,637	651
CMBX BBB- Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	3%	Monthly	100,000	(12,610)	12,139	(471)
CMBX BBB- Series 16 Index	NR	4/17/2065	JPMorgan Securities LLC	3%	Monthly	100,000	(15,991)	15,514	(477)

TOTAL CREDIT DEFAULT SWAPS							(110,019)	133,334	23,315

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	5,741,000	(48,555)	0	(48,555)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	1,803,000	(7,471)	0	(7,471)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	1,727,000	(14,915)	0	(14,915)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	511,000	(3,734)	0	(3,734)
TOTAL INTEREST RATE SWAPS							(74,675)	0	(74,675)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,427,519 or 43.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Level 3 security
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $234,251.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $145,460.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	138,899	56,236,109	46,245,385	155,469	-	-	10,129,623	10,127,597	0.0%
Total	138,899	56,236,109	46,245,385	155,469	-	-	10,129,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	34,026,891	-	34,026,891	-

Collateralized Mortgage Obligations	8,624,146	-	8,624,146	-

Commercial Mortgage Securities	18,644,702	-	18,117,071	527,631

U.S. Government Agency - Mortgage Securities	27,274,474	-	27,274,474	-

U.S. Treasury Obligations	11,137,405	-	11,137,405	-

Money Market Funds	10,129,623	10,129,623	-	-

Purchased Swaptions	306,230	-	306,230	-
Total Investments in Securities:	110,143,471	10,129,623	99,486,217	527,631
Derivative Instruments:

Assets
Futures Contracts	38,422	38,422	-	-
Total Assets	38,422	38,422	-	-

Liabilities
Futures Contracts	(14,199)	(14,199)	-	-
Swaps	(184,694)	-	(184,694)	-
Total Liabilities	(198,893)	(14,199)	(184,694)	-
Total Derivative Instruments:	(160,471)	24,223	(184,694)	-
Other Financial Instruments:

TBA Sale Commitments	(12,974,126)	-	(12,974,126)	-
Total Other Financial Instruments:	(12,974,126)	-	(12,974,126)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	-	(110,019)
Total Credit Risk	-	(110,019)
Interest Rate Risk
Futures Contracts (b)	38,422	(14,199)
Purchased Swaptions (c)	306,230	-
Swaps (d)	-	(74,675)
Total Interest Rate Risk	344,652	(88,874)
Total Value of Derivatives	344,652	(198,893)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $99,243,569)	$100,013,848
Fidelity Central Funds (cost $10,129,623)	10,129,623

Total Investment in Securities (cost $109,373,192)		$110,143,471
Cash		500,078
Receivable for TBA sale commitments		12,931,418
Interest receivable		248,434
Distributions receivable from Fidelity Central Funds		35,980
Receivable for daily variation margin on futures contracts		8,546
Receivable for daily variation margin on centrally cleared swaps		131
Total assets		123,868,058
Liabilities
Payable for investments purchased
Regular delivery	$1,717,320
Delayed delivery	18,583,753
TBA sale commitments, at value	12,974,126
Distributions payable	90,567
Bi-lateral OTC swaps, at value	110,019
Other payables and accrued expenses	223
Total liabilities		33,476,008
Net Assets		$90,392,050
Net Assets consist of:
Paid in capital		$89,423,573
Total accumulated earnings (loss)		968,477
Net Assets		$90,392,050
Net Asset Value, offering price and redemption price per share ($90,392,050 ÷ 8,790,647 shares)		$10.28
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$1,990,726
Income from Fidelity Central Funds		155,469
Total income		2,146,195
Expenses
Independent trustees' fees and expenses	$97
Total expenses		97
Net Investment income (loss)		2,146,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	131,722
Futures contracts	(39,770)
Swaps	80,749
Written options	4,889
Total net realized gain (loss)		177,590
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	697,175
Futures contracts	25,566
Swaps	(50,391)
TBA sale commitments	(43,747)
Total change in net unrealized appreciation (depreciation)		628,603
Net gain (loss)		806,193
Net increase (decrease) in net assets resulting from operations		$2,952,291
Statement of Changes in Net Assets

	Year ended August 31, 2025	For the period May 30, 2024 (commencement of operations) through August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,146,098	$69,089
Net realized gain (loss)	177,590	18,090
Change in net unrealized appreciation (depreciation)	628,603	71,831
Net increase (decrease) in net assets resulting from operations	2,952,291	159,010
Distributions to shareholders	(2,078,751)	(62,413)

Share transactions
Proceeds from sales of shares	85,983,208	10,226,830
Reinvestment of distributions	1,483,900	61,256
Cost of shares redeemed	(8,333,168)	(113)

Net increase (decrease) in net assets resulting from share transactions	79,133,940	10,287,973
Total increase (decrease) in net assets	80,007,480	10,384,570

Net Assets
Beginning of period	10,384,570	-
End of period	$90,392,050	$10,384,570

Other Information
Shares
Sold	8,445,601	1,012,245
Issued in reinvestment of distributions	145,380	6,048
Redeemed	(818,616)	(11)
Net increase (decrease)	7,772,365	1,018,282

Financial Highlights
Fidelity® Limited Term Securitized Completion Fund

Years ended August 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.460	.126
Net realized and unrealized gain (loss)	.081	.190
Total from investment operations	.541	.316
Distributions from net investment income	(.450)	(.116)
Distributions from net realized gain	(.011)	-
Total distributions	(.461)	(.116)
Net asset value, end of period	$10.28	$10.20
Total Return D,E	5.44%	3.17%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-% I
Expenses net of fee waivers, if any H	- %	-% I
Expenses net of all reductions, if any H	-%	-% I
Net investment income (loss)	4.55%	4.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$90,392	$10,385
Portfolio turnover rate J	323%	182% K

AFor the period May 30, 2024 (commencement of operations) through August 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Limited Term Securitized Completion Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$761,275
Gross unrealized depreciation	(18,570)
Net unrealized appreciation (depreciation)	$742,705
Tax Cost	$109,172,756

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$225,771
Net unrealized appreciation (depreciation) on securities and other investments	$742,705

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024A
Ordinary Income	$2,078,751	$62,413

A For the period May 30, 2024 (commencement of operations) through August 31, 2024.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Limited Term Securitized Completion Fund
Credit Risk
Swaps	13,049	21,239
Total Credit Risk	13,049	21,239
Interest Rate Risk
Futures Contracts	(39,770)	25,566
Purchased Options	(4,937)	(47,339)
Written Options	4,889	-
Swaps	67,700	(71,630)
Total Interest Rate Risk	27,882	(93,403)
Totals	40,931	(72,164)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Limited Term Securitized Completion Fund	11,175,832

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Limited Term Securitized Completion Fund	Purchased Swaptions	4,886,667

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Limited Term Securitized Completion Fund	8,237,234

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Securitized Completion Fund	149,677,591	96,959,436
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Limited Term Securitized Completion Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Limited Term Securitized Completion Fund (one of the funds constituting Fidelity Advisor Series II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, and the statement of changes in net assets and the financial highlights for the year ended August 31, 2025 and for the period May 30, 2024 (commencement of operations) through August 31, 2024, including the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year ended August 31, 2025, and the changes in its net assets and the financial highlights for the year ended August 31, 2025 and for the period May 30, 2024 (commencement of operations) through August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 5.39% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $416,411 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 90.40% of the short-term capital gain dividends distributed in October, during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $2,050,881 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9911978.101
LTS-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025